UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® Government Income Fund

Semi-Annual Report

February 28, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 28, 2021

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	28.9
1 - 1.99%	25.5
2 - 2.99%	18.6
3 - 3.99%	15.4
4 - 4.99%	6.8
5 - 5.99%	2.4
6 - 6.99%	0.1
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Mortgage Securities	19.8%
CMOs and Other Mortgage Related Securities	9.5%
U.S. Treasury Obligations	65.1%
U.S. Government Agency Obligations†	4.7%
Foreign Government & Government Agency Obligations	0.9%

 * Foreign investments - 0.9%

 ** Futures and Swaps - 12.1%

 *** Written options - (3.4)%

 † Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.0%
Federal Farm Credit Bank 0.375% 4/8/22	109,000	109,306
Tennessee Valley Authority:
5.25% 9/15/39	$2,235	$3,193
5.375% 4/1/56	2,737	4,344
		116,843
U.S. Treasury Obligations - 64.8%
U.S. Treasury Bonds:
1.875% 2/15/51	213,043	201,725
2.5% 2/15/45 (a)(b)(c)	141,861	152,617
2.875% 5/15/49	4,458	5,200
3% 2/15/49	95,774	114,027
4.75% 2/15/37 (a)(b)(c)(d)	55,003	78,212
U.S. Treasury Notes:
0.125% 5/31/22	143,354	143,376
0.125% 6/30/22	65,019	65,042
0.125% 7/31/22	96,300	96,311
0.125% 10/31/22	62,800	62,800
0.125% 8/15/23	21,813	21,776
0.125% 2/15/24	4,612	4,592
0.25% 7/31/25	34,133	33,606
0.25% 9/30/25	870	855
0.25% 10/31/25	17,700	17,367
0.375% 3/31/22	69,300	69,489
0.375% 4/30/25	236,870	235,177
0.375% 12/31/25	25,786	25,393
0.875% 11/15/30 (d)	90,647	86,426
1.125% 2/28/22	18,000	18,186
1.125% 2/29/28	463,359	463,788
1.375% 1/31/22	154,000	155,841
1.5% 9/30/21	4,347	4,384
1.5% 9/30/24	13,631	14,159
1.5% 10/31/24	24,300	25,243
1.5% 1/31/27	26,630	27,526
1.625% 11/15/22	12,773	13,099
1.625% 9/30/26	1,028	1,071
1.75% 7/31/21	19,823	19,963
1.75% 7/31/24	1,720	1,800
1.875% 7/31/22	37,445	38,371
2% 8/15/25	9,743	10,342
2.125% 3/31/24	88,361	93,307
2.125% 7/31/24	59,641	63,196
2.125% 5/15/25	11,929	12,715
2.25% 7/31/21	5,589	5,641
2.25% 4/30/24	2,843	3,016
2.25% 12/31/24	6,135	6,551
2.25% 3/31/26	928	998
2.5% 1/15/22	52,113	53,212
2.5% 2/28/26	68,418	74,426
2.625% 6/30/23	5,027	5,315
2.625% 12/31/23	26,184	27,935
3.125% 11/15/28	14,449	16,505
		2,570,581
Other Government Related - 1.7%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	58,911	59,433
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	9,017
		68,450
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,691,225)		2,755,874

U.S. Government Agency - Mortgage Securities - 1.4%
Fannie Mae - 0.6%
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (e)(f)	19	19
12 month U.S. LIBOR + 1.530% 2.291% 3/1/36 (e)(f)	75	79
12 month U.S. LIBOR + 1.550% 2.498% 2/1/44 (e)(f)	47	49
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (e)(f)	20	21
12 month U.S. LIBOR + 1.550% 2.591% 5/1/44 (e)(f)	77	81
12 month U.S. LIBOR + 1.560% 2.359% 2/1/44 (e)(f)	74	78
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (e)(f)	79	83
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (e)(f)	33	34
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (e)(f)	61	63
12 month U.S. LIBOR + 1.580% 3.58% 4/1/44 (e)(f)	43	45
12 month U.S. LIBOR + 1.590% 3.433% 4/1/44 (e)(f)	232	242
12 month U.S. LIBOR + 1.670% 2.551% 11/1/36 (e)(f)	17	18
12 month U.S. LIBOR + 1.700% 2.991% 6/1/42 (e)(f)	47	49
12 month U.S. LIBOR + 1.730% 2.383% 3/1/40 (e)(f)	214	226
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (e)(f)	26	28
12 month U.S. LIBOR + 1.750% 2.577% 7/1/35 (e)(f)	29	30
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (e)(f)	119	125
12 month U.S. LIBOR + 1.800% 2.71% 7/1/41 (e)(f)	38	39
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (e)(f)	23	24
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (e)(f)	40	42
12 month U.S. LIBOR + 1.810% 3.141% 2/1/42 (e)(f)	98	103
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (e)(f)	15	16
6 month U.S. LIBOR + 1.470% 2.004% 10/1/33 (e)(f)	26	27
6 month U.S. LIBOR + 1.510% 1.792% 2/1/33 (e)(f)	19	20
6 month U.S. LIBOR + 1.530% 2.025% 3/1/35 (e)(f)	36	38
6 month U.S. LIBOR + 1.530% 2.211% 12/1/34 (e)(f)	35	37
6 month U.S. LIBOR + 1.550% 1.828% 10/1/33 (e)(f)	13	14
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (e)(f)	22	23
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (e)(f)	14	15
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (e)(f)	32	34
3% 1/1/28 to 1/1/35	8,023	8,571
3.5% 7/1/32 to 10/1/34	8,145	8,743
4.5% 11/1/25	794	831
6% to 6% 1/1/34 to 6/1/36	1,998	2,347
6.5% 3/1/22 to 5/1/27	75	84
		22,278
Freddie Mac - 0.5%
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (e)(f)	320	336
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (e)(f)	453	476
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (e)(f)	28	29
12 month U.S. LIBOR + 1.880% 3.725% 4/1/41 (e)(f)	15	16
12 month U.S. LIBOR + 1.890% 2.664% 10/1/42 (e)(f)	124	131
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (e)(f)	17	18
12 month U.S. LIBOR + 1.910% 2.928% 6/1/41 (e)(f)	55	58
12 month U.S. LIBOR + 1.910% 2.986% 5/1/41 (e)(f)	43	45
12 month U.S. LIBOR + 1.910% 3.32% 5/1/41 (e)(f)	59	62
12 month U.S. LIBOR + 2.040% 2.569% 3/1/33 (e)(f)	3	3
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (e)(f)	154	163
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (e)(f)	20	22
U.S. TREASURY 1 YEAR INDEX + 2.310% 2.41% 2/1/36 (e)(f)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.973% 7/1/35 (e)(f)	225	237
3% 4/1/33 to 11/1/33	16,975	18,131
3.5% 7/1/32	1,492	1,604
6% 1/1/24	145	152
		21,486
Ginnie Mae - 0.3%
6% 6/15/36	1,638	1,906
4% 3/20/47 to 5/20/47	9,392	10,165
4.7% 1/20/62 (e)(g)	0	0
4.7% 2/20/62 (e)(g)	32	32
5.47% 8/20/59 (e)(g)	1	1
		12,104
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $53,178)		55,868

Collateralized Mortgage Obligations - 5.9%
U.S. Government Agency - 5.9%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.0976% 8/25/31 (e)(f)	33	33
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.7083% 11/18/31 (e)(f)	33	33
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1176% 4/25/32 (e)(f)	13	13
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1176% 11/25/32 (e)(f)	27	28
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0476% 6/25/36 (e)(f)	2,100	2,146
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35	328	352
Series 2005-68 Class CZ, 5.5% 8/25/35	1,874	2,142
Series 2006-45 Class OP 6/25/36 (h)	285	260
Series 2010-118 Class PB, 4.5% 10/25/40	2,356	2,631
Series 2012-149:
Class DA, 1.75% 1/25/43	368	378
Class GA, 1.75% 6/25/42	396	407
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	153	160
Series 2004-91 Class Z, 5% 12/25/34	1,907	2,134
Series 2005-117 Class JN, 4.5% 1/25/36	111	121
Series 2005-14 Class ZB, 5% 3/25/35	608	681
Series 2006-72 Class CY, 6% 8/25/26	981	1,066
Series 2009-59 Class HB, 5% 8/25/39	821	932
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	778	45
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0376% 3/25/36 (e)(f)	1,437	1,476
Series 2012-27 Class EZ, 4.25% 3/25/42	3,429	3,734
Series 2016-26 Class CG, 3% 5/25/46	8,350	8,890
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7123% 2/15/32 (e)(f)	19	19
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 1.0123% 10/15/33 (e)(f)	1,009	1,032
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0123% 2/15/33 (e)(f)	573	585
planned amortization class:
Series 1141 Class G, 9% 9/15/21	1	1
Series 2682 Class LD, 4.5% 10/15/33	244	268
Series 3415 Class PC, 5% 12/15/37	190	212
Series 3857 Class ZP, 5% 5/15/41	2,835	3,336
Series 4135 Class AB, 1.75% 6/15/42	298	306
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	3,143	3,623
Series 2587 Class AD, 4.71% 3/15/33	1,033	1,148
Series 2877 Class ZD, 5% 10/15/34	2,442	2,735
Series 3007 Class EW, 5.5% 7/15/25	1,386	1,487
Series 3745 Class KV, 4.5% 12/15/26	3,369	3,440
Series 3871 Class KB, 5.5% 6/15/41	7,555	8,841
Series 3889 Class DZ, 4% 1/15/41	22,067	23,703
Series 3843 Class PZ, 5% 4/15/41	2,426	2,864
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	552	555
Series 4341 Class ML, 3.5% 11/15/31	3,593	3,842
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5911% 1/20/38 (e)(f)	96	98
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9711% 8/20/38 (e)(f)	721	737
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.0111% 9/20/38 (e)(f)	586	599
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7074% 11/16/39 (e)(f)	427	434
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6939% 9/20/61 (e)(f)(g)	4,125	4,139
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 10/20/61 (e)(f)(g)	2,416	2,427
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 11/20/61 (e)(f)(g)	2,241	2,255
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 1/20/62 (e)(f)(g)	1,482	1,491
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 1/20/62 (e)(f)(g)	2,100	2,110
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 3/20/62 (e)(f)(g)	1,329	1,334
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7939% 5/20/61 (e)(f)(g)	29	29
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.7439% 8/20/63 (e)(f)(g)	566	568
Class FD, 1 month U.S. LIBOR + 0.600% 0.7439% 8/20/63 (e)(f)(g)	1,192	1,196
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 0.7939% 12/20/63 (e)(f)(g)	23,132	23,247
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 1/20/64 (e)(f)(g)	5,615	5,636
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4439% 3/20/65 (e)(f)(g)	53	53
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4239% 5/20/63 (e)(f)(g)	83	83
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3439% 4/20/63 (e)(f)(g)	42	42
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5439% 12/20/62 (e)(f)(g)	78	78
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3611% 10/20/47 (e)(f)	2,733	2,733
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4111% 5/20/48 (e)(f)	2,857	2,862
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4111% 6/20/48 (e)(f)	3,520	3,527
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5611% 9/20/49 (e)(f)	4,962	5,006
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5611% 8/20/49 (e)(f)	15,765	15,876
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	6,732	7,640
Series 2017-134 Class BA, 2.5% 11/20/46	417	438
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	7,274	7,663
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	95	96
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	2,934	2,961
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	1,880	1,945
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	2,648	2,693
Series 2017-139 Class BA, 3% 9/20/47	6,104	6,397
Series 2004-22 Class M1, 5.5% 4/20/34	564	747
Series 2010-169 Class Z, 4.5% 12/20/40	4,790	5,083
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	12	12
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(g)	41	44
Series 2012-64 Class KI, 3.5% 11/20/36 (i)	27	0
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5185% 4/20/39 (e)(j)	162	170
Class ST, 8.800% - 1 month U.S. LIBOR 8.6518% 8/20/39 (e)(j)	325	333
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	635	636
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	20	20
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(g)	537	542
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.61% 5/20/66 (e)(f)(g)	10,373	10,305
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.46% 8/20/66 (e)(f)(g)	9,555	9,463
Series 2090-118 Class XZ, 5% 12/20/39	13,359	15,175
		234,582
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $231,917)		234,582

Foreign Government and Government Agency Obligations - 0.9%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	43
5.5% 4/26/24	4,828	5,582
Ukraine Government 1.471% 9/29/21	27,711	27,881
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,987)		33,506
	Shares	Value (000s)

Fixed-Income Funds - 20.7%
Fidelity Mortgage Backed Securities Central Fund (k)
(Cost $783,537)	7,394,728	820,297

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.07% (l)	71,900,596	71,915
Fidelity Securities Lending Cash Central Fund 0.08% (l)(m)	114,157,167	114,169
TOTAL MONEY MARKET FUNDS
(Cost $186,082)		186,084

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	$830
Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	290
TOTAL PURCHASED SWAPTIONS
(Cost $1,010)			1,120
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $3,979,936)			4,087,331
NET OTHER ASSETS (LIABILITIES) - (3.1)%			(121,426)
NET ASSETS - 100%			$3,965,905

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	20,200	$(1,129)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	11,100	(538)

TOTAL PUT SWAPTIONS			(1,667)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	20,200	(296)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	11,100	(141)

TOTAL CALL SWAPTIONS			(437)

TOTAL WRITTEN SWAPTIONS			$(2,104)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,004	June 2021	$133,250	$(1,595)	$(1,595)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	329	June 2021	72,632	(61)	(61)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	282	June 2021	34,959	(4)	(4)

TOTAL PURCHASED					(1,660)

Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	56	June 2021	8,916	(20)	(20)
TOTAL FUTURES CONTRACTS					$(1,680)

The notional amount of futures purchased as a percentage of Net Assets is 6.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$65,461	$(41)	$0	$(41)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	16,645	(322)	0	(322)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	1,185	71	0	71
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	1,511	(278)	0	(278)

TOTAL INTEREST RATE SWAPS							$(570)	$0	$(570)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,599,000.

 (b) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $504,000.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,157,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$42
Fidelity Mortgage Backed Securities Central Fund	23,451
Fidelity Securities Lending Cash Central Fund	43
Total	$23,536

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,092,994	$236,234	$488,140	$(1,934)	$(18,857)	$820,297	36.0%
Total	$1,092,994	$236,234	$488,140	$(1,934)	$(18,857)	$820,297

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,755,874	$--	$2,755,874	$--
U.S. Government Agency - Mortgage Securities	55,868	--	55,868	--
Collateralized Mortgage Obligations	234,582	--	234,582	--
Foreign Government and Government Agency Obligations	33,506	--	33,506	--
Fixed-Income Funds	820,297	820,297	--	--
Money Market Funds	186,084	186,084	--	--
Purchased Swaptions	1,120	--	1,120	--
Total Investments in Securities:	$4,087,331	$1,006,381	$3,080,950	$--
Derivative Instruments:
Assets
Swaps	$71	$--	$71	$--
Total Assets	$71	$--	$71	$--
Liabilities
Futures Contracts	$(1,680)	$(1,680)	$--	$--
Swaps	(641)	--	(641)	--
Written Swaptions	(2,104)	--	(2,104)	--
Total Liabilities	$(4,425)	$(1,680)	$(2,745)	$--
Total Derivative Instruments:	$(4,354)	$(1,680)	$(2,674)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$0	$(1,680)
Purchased Swaptions(b)	1,120	0
Swaps(c)	71	(641)
Written Swaptions(d)	0	(2,104)
Total Interest Rate Risk	1,191	(4,425)
Total Value of Derivatives	$1,191	$(4,425)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $112,162) — See accompanying schedule: Unaffiliated issuers (cost $3,010,317)	$3,080,950
Fidelity Central Funds (cost $969,619)	1,006,381
Total Investment in Securities (cost $3,979,936)		$4,087,331
Receivable for investments sold		457,603
Receivable for premium on written options		1,531
Receivable for fund shares sold		3,223
Interest receivable		6,277
Distributions receivable from Fidelity Central Funds		18
Receivable for daily variation margin on futures contracts		300
Receivable from investment adviser for expense reductions		45
Other receivables		29
Total assets		4,556,357
Liabilities
Payable for investments purchased	$463,109
Payable for fund shares redeemed	9,208
Distributions payable	91
Accrued management fee	1,006
Distribution and service plan fees payable	133
Payable for daily variation margin on centrally cleared OTC swaps	116
Written options, at value (premium receivable $1,531)	2,104
Other affiliated payables	516
Collateral on securities loaned	114,169
Total liabilities		590,452
Net Assets		$3,965,905
Net Assets consist of:
Paid in capital		$3,939,252
Total accumulated earnings (loss)		26,653
Net Assets		$3,965,905
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($214,273 ÷ 20,029 shares)(a)		$10.70
Maximum offering price per share (100/96.00 of $10.70)		$11.15
Class M:
Net Asset Value and redemption price per share ($136,226 ÷ 12,735 shares)(a)		$10.70
Maximum offering price per share (100/96.00 of $10.70)		$11.15
Class C:
Net Asset Value and offering price per share ($64,821 ÷ 6,072 shares)(a)		$10.68
Government Income:
Net Asset Value, offering price and redemption price per share ($2,429,327 ÷ 227,455 shares)		$10.68
Class I:
Net Asset Value, offering price and redemption price per share ($352,839 ÷ 32,984 shares)		$10.70
Class Z:
Net Asset Value, offering price and redemption price per share ($768,419 ÷ 71,801 shares)		$10.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$20,697
Income from Fidelity Central Funds (including $43 from security lending)		6,859
Total income		27,556
Expenses
Management fee	$6,414
Transfer agent fees	2,146
Distribution and service plan fees	860
Fund wide operations fee	1,092
Independent trustees' fees and expenses	7
Miscellaneous	5
Total expenses before reductions	10,524
Expense reductions	(174)
Total expenses after reductions		10,350
Net investment income (loss)		17,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,021)
Fidelity Central Funds	(1,947)
Futures contracts	(5,214)
Swaps	930
Written options	971
Capital gain distributions from Fidelity Central Funds	16,677
Total net realized gain (loss)		(31,604)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(75,451)
Fidelity Central Funds	(18,857)
Futures contracts	(187)
Swaps	(1,366)
Written options	(1,001)
Total change in net unrealized appreciation (depreciation)		(96,862)
Net gain (loss)		(128,466)
Net increase (decrease) in net assets resulting from operations		$(111,260)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,206	$50,200
Net realized gain (loss)	(31,604)	127,044
Change in net unrealized appreciation (depreciation)	(96,862)	21,931
Net increase (decrease) in net assets resulting from operations	(111,260)	199,175
Distributions to shareholders	(73,427)	(49,587)
Share transactions - net increase (decrease)	(386,458)	887,748
Total increase (decrease) in net assets	(571,145)	1,037,336
Net Assets
Beginning of period	4,537,050	3,499,714
End of period	$3,965,905	$4,537,050

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.70	$10.00	$10.36	$10.66	$10.50
Income from Investment Operations
Net investment income (loss)A	.029	.117	.199	.166	.149	.135
Net realized and unrealized gain (loss)	(.330)	.477	.696	(.362)	(.230)	.270
Total from investment operations	(.301)	.594	.895	(.196)	(.081)	.405
Distributions from net investment income	(.028)	(.124)	(.195)	(.164)	(.143)	(.150)
Distributions from net realized gain	(.141)	–	–	–	(.076)	(.095)
Total distributions	(.169)	(.124)	(.195)	(.164)	(.219)	(.245)
Net asset value, end of period	$10.70	$11.17	$10.70	$10.00	$10.36	$10.66
Total ReturnB,C,D	(2.73)%	5.59%	9.06%	(1.89)%	(.73)%	3.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.77%	.78%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.76%G	.77%	.78%	.77%	.77%	.76%
Expenses net of all reductions	.76%G	.77%	.78%	.77%	.77%	.76%
Net investment income (loss)	.53%G	1.08%	1.96%	1.64%	1.44%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$214	$215	$139	$131	$174	$261
Portfolio turnover rateH	168%G	255%I	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.70	$10.00	$10.36	$10.66	$10.50
Income from Investment Operations
Net investment income (loss)A	.029	.118	.201	.167	.149	.135
Net realized and unrealized gain (loss)	(.330)	.477	.696	(.362)	(.229)	.270
Total from investment operations	(.301)	.595	.897	(.195)	(.080)	.405
Distributions from net investment income	(.028)	(.125)	(.197)	(.165)	(.144)	(.150)
Distributions from net realized gain	(.141)	–	–	–	(.076)	(.095)
Total distributions	(.169)	(.125)	(.197)	(.165)	(.220)	(.245)
Net asset value, end of period	$10.70	$11.17	$10.70	$10.00	$10.36	$10.66
Total ReturnB,C,D	(2.73)%	5.61%	9.08%	(1.88)%	(.73)%	3.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%G	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%G	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	.54%G	1.09%	1.98%	1.65%	1.44%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$136	$151	$131	$137	$157	$197
Portfolio turnover rateH	168%G	255%I	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$10.70	$10.00	$10.36	$10.66	$10.50
Income from Investment Operations
Net investment income (loss)A	(.013)	.034	.122	.088	.069	.053
Net realized and unrealized gain (loss)	(.326)	.472	.695	(.361)	(.229)	.270
Total from investment operations	(.339)	.506	.817	(.273)	(.160)	.323
Distributions from net investment income	–B	(.046)	(.117)	(.087)	(.064)	(.068)
Distributions from net realized gain	(.141)	–	–	–	(.076)	(.095)
Total distributions	(.141)	(.046)	(.117)	(.087)	(.140)	(.163)
Net asset value, end of period	$10.68	$11.16	$10.70	$10.00	$10.36	$10.66
Total ReturnB,C,D	(3.06)%	4.75%	8.24%	(2.64)%	(1.49)%	3.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.53%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%G	1.53%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.54%G	1.53%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	(.25)%G	.31%	1.20%	.87%	.67%	.50%
Supplemental Data
Net assets, end of period (in millions)	$65	$80	$51	$57	$72	$94
Portfolio turnover rateH	168%G	255%I	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not include the effect of the contingent deferred sales charge.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.68	$9.99	$10.35	$10.65	$10.48
Income from Investment Operations
Net investment income (loss)A	.046	.152	.232	.198	.181	.167
Net realized and unrealized gain (loss)	(.330)	.476	.686	(.361)	(.229)	.281
Total from investment operations	(.284)	.628	.918	(.163)	(.048)	.448
Distributions from net investment income	(.045)	(.158)	(.228)	(.197)	(.176)	(.183)
Distributions from net realized gain	(.141)	–	–	–	(.076)	(.095)
Total distributions	(.186)	(.158)	(.228)	(.197)	(.252)	(.278)
Net asset value, end of period	$10.68	$11.15	$10.68	$9.99	$10.35	$10.65
Total ReturnB,C	(2.58)%	5.94%	9.33%	(1.58)%	(.42)%	4.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.84%F	1.39%	2.29%	1.96%	1.76%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$2,429	$2,743	$2,633	$2,964	$3,467	$3,896
Portfolio turnover rateG	168%F	255%H	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.70	$10.00	$10.36	$10.66	$10.50
Income from Investment Operations
Net investment income (loss)A	.044	.148	.228	.194	.177	.162
Net realized and unrealized gain (loss)	(.330)	.477	.696	(.361)	(.230)	.271
Total from investment operations	(.286)	.625	.924	(.167)	(.053)	.433
Distributions from net investment income	(.043)	(.155)	(.224)	(.193)	(.171)	(.178)
Distributions from net realized gain	(.141)	–	–	–	(.076)	(.095)
Total distributions	(.184)	(.155)	(.224)	(.193)	(.247)	(.273)
Net asset value, end of period	$10.70	$11.17	$10.70	$10.00	$10.36	$10.66
Total ReturnB,C	(2.60)%	5.89%	9.38%	(1.61)%	(.46)%	4.19%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%F	.49%	.49%	.49%	.49%	.50%
Net investment income (loss)	.80%F	1.36%	2.25%	1.92%	1.71%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$353	$411	$407	$411	$496	$494
Portfolio turnover rateG	168%F	255%H	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.18	$10.70	$9.91
Income from Investment Operations
Net investment income (loss)B	.051	.163	.198
Net realized and unrealized gain (loss)	(.340)	.485	.808
Total from investment operations	(.289)	.648	1.006
Distributions from net investment income	(.050)	(.168)	(.216)
Distributions from net realized gain	(.141)	–	–
Total distributions	(.191)	(.168)	(.216)
Net asset value, end of period	$10.70	$11.18	$10.70
Total ReturnC,D	(2.62)%	6.12%	10.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	.93%G	1.48%	2.27%G
Supplemental Data
Net assets, end of period (in millions)	$768	$937	$139
Portfolio turnover rateH	168%G	255%I	246%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, redemptions in kind, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,599
Gross unrealized depreciation	(21,595)
Net unrealized appreciation (depreciation)	$77,004
Tax cost	$4,007,504

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(5,214)	$(187)
Purchased Options	(927)	587
Written Options	971	(1,001)
Swaps	930	(1,366)
Total Interest Rate Risk	$(4,240)	$(1,967)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	243,153	494,158

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$284	$24
Class M	-%	.25%	183	–
Class C	.75%	.25%	393	87
			$860	$111

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$27
Class M	3
Class C(a)	9
$39

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$174.15
Class M	112.15
Class C	70.18
Government Income	1,323.10
Class I	266.14
Class Z	201.05
	$2,146

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest, taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Year Affiliated Redemptions In-Kind. During the prior period, 66,760 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $707,057. The net realized gain of $22,832 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Government Income Fund	$5

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Government Income Fund	$6	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$173

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Class A	$3,537	$1,771
Class M	2,297	1,561
Class C	1,058	221
Government Income	45,314	33,886
Class I	6,551	4,669
Class Z	14,670	7,479
Total	$73,427	$49,587

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Class A
Shares sold	6,302	15,059	$69,623	$166,197
Reinvestment of distributions	311	154	3,412	1,678
Shares redeemed	(5,866)	(8,940)	(64,293)	(97,956)
Net increase (decrease)	747	6,273	$8,742	$69,919
Class M
Shares sold	2,683	8,294	$29,545	$91,399
Reinvestment of distributions	193	130	2,116	1,407
Shares redeemed	(3,628)	(7,205)	(39,771)	(79,102)
Net increase (decrease)	(752)	1,219	$(8,110)	$13,704
Class C
Shares sold	1,315	4,674	$14,532	$51,613
Reinvestment of distributions	95	20	1,047	218
Shares redeemed	(2,496)	(2,268)	(27,214)	(24,963)
Net increase (decrease)	(1,086)	2,426	$(11,635)	$26,868
Government Income
Shares sold	38,753	141,231	$425,362	$1,554,546
Reinvestment of distributions	3,943	2,955	43,222	32,038
Shares redeemed	(61,153)	(144,750)(a)	(668,856)	(1,566,621)(a)
Net increase (decrease)	(18,457)	(564)	$(200,272)	$19,963
Class I
Shares sold	9,367	38,218	$103,110	$420,427
Reinvestment of distributions	567	401	6,223	4,360
Shares redeemed	(13,708)	(39,906)(a)	(150,474)	(433,428)(a)
Net increase (decrease)	(3,774)	(1,287)	$(41,141)	$(8,641)
Class Z
Shares sold	12,663	111,991	$138,226	$1,219,489
Reinvestment of distributions	1,312	643	14,421	7,136
Shares redeemed	(26,051)	(41,727)	(286,689)	(460,690)
Net increase (decrease)	(12,076)	70,907	$(134,042)	$765,935

 (a) Amount includes in-kind redemptions (see the Prior Year Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Government Income Fund
Class A	.76%
Actual		$1,000.00	$972.70	$3.72
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.76%
Actual		$1,000.00	$972.70	$3.72
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class C	1.54%
Actual		$1,000.00	$969.40	$7.52
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Government Income	.45%
Actual		$1,000.00	$974.20	$2.20
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.49%
Actual		$1,000.00	$974.00	$2.40
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Class Z	.36%
Actual		$1,000.00	$973.80	$1.76
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class I, Class Z, and the retail class ranked below the competitive median for 2019 and the total expense ratio of Class C ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2020.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GOV-SANN-0421
1.700523.123

Fidelity® Intermediate Government Income Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2021

% of fund's investments
0.01 - 0.99%	29.4
1 - 1.99%	24.9
2 - 2.99%	30.5
3 - 3.99%	4.5
5 - 5.99%	2.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
U.S. Treasury Obligations	89.7%
U.S. Government Agency Obligations†	4.4%
Foreign Government & Government Agency Obligations	3.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 3.0%

 ** Futures and Swaps - 13.7%

 *** Written options - (1.3)%

 † Includes NCUA Guaranteed Notes

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 94.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.6%
Fannie Mae 0.625% 4/22/25	375	376
Federal Farm Credit Bank 0.375% 4/8/22	7,900	7,922
		8,298
U.S. Treasury Obligations - 89.7%
U.S. Treasury Bonds 1.875% 2/15/51	771	730
U.S. Treasury Notes:
0.125% 5/31/22	$10,504	$10,506
0.125% 6/30/22	11,401	11,405
0.125% 7/31/22	5,300	5,301
0.125% 10/31/22	9,700	9,700
0.25% 7/31/25	23,839	23,471
0.25% 9/30/25	1,660	1,630
0.25% 10/31/25	3,300	3,238
0.375% 3/31/22	47,500	47,630
0.375% 4/30/25	2,186	2,170
0.375% 12/31/25	4,210	4,146
0.875% 11/15/30 (a)	28,083	26,775
1.125% 2/29/28	69,482	69,545
1.5% 9/30/21	24,887	25,097
1.5% 9/30/24	4,297	4,464
1.5% 1/31/27	5,049	5,219
1.625% 11/15/22	3,209	3,291
1.625% 9/30/26	1,868	1,946
1.75% 6/30/22 (b)	24	25
1.75% 7/31/24	220	230
1.875% 7/31/22	16,612	17,023
2% 8/15/25 (b)(c)	39,301	41,720
2.125% 6/30/22	327	336
2.125% 3/31/24	9,848	10,399
2.125% 7/31/24 (b)	5,667	6,005
2.125% 5/15/25 (b)(c)	593	632
2.25% 7/31/21	19,232	19,410
2.25% 4/30/24	1,993	2,114
2.25% 12/31/24	5,707	6,094
2.25% 3/31/26	3,325	3,576
2.375% 4/15/21	6,260	6,278
2.5% 1/15/22	11,647	11,893
2.5% 1/31/24	1,900	2,023
2.5% 2/28/26	9,441	10,270
2.625% 6/30/23	11,432	12,085
2.625% 12/31/23	13,887	14,816
2.75% 6/30/25 (b)	2,770	3,027
2.875% 11/30/25	8,513	9,394
3.125% 11/15/28	10,010	11,434
		445,048
Other Government Related - 2.8%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,106
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,708
		13,814
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $457,306)		467,160

Foreign Government and Government Agency Obligations - 3.0%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	12,244
5.5% 4/26/24	1,100	1,272
Ukraine Government 1.471% 9/29/21	1,400	1,409
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,681)		14,925
	Shares	Value (000s)

Fixed-Income Funds - 0.6%
Fidelity Mortgage Backed Securities Central Fund (d)
(Cost $2,906)	26,265	2,914

Money Market Funds - 8.0%
Fidelity Cash Central Fund 0.07% (e)	13,974,571	13,977
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	25,499,686	25,502
TOTAL MONEY MARKET FUNDS
(Cost $39,479)		39,479

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	3,000	$56
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	121
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	168

TOTAL PUT OPTIONS			345

Call Options - 0.0%
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	3,000	116
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	42
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	86

TOTAL CALL OPTIONS			244

TOTAL PURCHASED SWAPTIONS
(Cost $570)			589
TOTAL INVESTMENT IN SECURITIES - 105.8%
(Cost $513,942)			525,067
NET OTHER ASSETS (LIABILITIES) - (5.8)%			(28,796)
NET ASSETS - 100%			$496,271

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	1,200	$(67)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	1,700	(82)

TOTAL PUT SWAPTIONS			(149)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	1,200	(18)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	1,700	(22)

TOTAL CALL SWAPTIONS			(40)

TOTAL WRITTEN SWAPTIONS			$(189)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	157	June 2021	$20,837	$(258)	$(258)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	217	June 2021	47,906	(39)	(39)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	9	June 2021	1,116	(9)	(9)
TOTAL FUTURES CONTRACTS					$(306)

The notional amount of futures purchased as a percentage of Net Assets is 14.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $72,012,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	0.25%	Semi - annual	LCH	Mar. 2023	$1,196	$1	$0	$1
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Mar. 2026	2,435	56	0	56
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2028	2,672	(116)	0	(116)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	1,432	90	0	90
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	194	(36)	0	(36)

TOTAL INTEREST RATE SWAPS							$(5)	$0	$(5)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $298,000.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $63,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9
Fidelity Mortgage Backed Securities Central Fund	483
Fidelity Securities Lending Cash Central Fund	11
Total	$503

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $0. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $161,812 and $136,310, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$23,258	$15,733	$35,652	$(415)	$(10)	$2,914	0.1%
Total	$23,258	$15,733	$35,652	$(415)	$(10)	$2,914

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$467,160	$--	$467,160	$--
Foreign Government and Government Agency Obligations	14,925	--	14,925	--
Fixed-Income Funds	2,914	2,914	--	--
Money Market Funds	39,479	39,479	--	--
Purchased Swaptions	589	--	589	--
Total Investments in Securities:	$525,067	$42,393	$482,674	$--
Derivative Instruments:
Assets
Swaps	$147	$--	$147	$--
Total Assets	$147	$--	$147	$--
Liabilities
Futures Contracts	$(306)	$(306)	$--	$--
Swaps	(152)	--	(152)	--
Written Swaptions	(189)	--	(189)	--
Total Liabilities	$(647)	$(306)	$(341)	$--
Total Derivative Instruments:	$(500)	$(306)	$(194)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$–	$(306)
Purchased Swaptions(b)	589	–
Swaps(c)	147	(152)
Written Swaptions(d)	–	(189)
Total Interest Rate Risk	736	(647)
Total Value of Derivatives	$736	$(647)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Consolidated Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,024) — See accompanying schedule: Unaffiliated issuers (cost $471,557)	$482,674
Fidelity Central Funds (cost $42,385)	42,393
Total Investment in Securities (cost $513,942)		$525,067
Receivable for investments sold		65,554
Receivable for premium on written options		140
Receivable for fund shares sold		352
Interest receivable		1,462
Distributions receivable from Fidelity Central Funds		3
Receivable for daily variation margin on futures contracts		36
Receivable for daily variation margin on centrally cleared OTC swaps		1
Total assets		592,615
Liabilities
Payable for investments purchased	$69,862
Payable for fund shares redeemed	578
Distributions payable	25
Accrued management fee	125
Written options, at value (premium receivable $140)	189
Other affiliated payables	63
Collateral on securities loaned	25,502
Total liabilities		96,344
Net Assets		$496,271
Net Assets consist of:
Paid in capital		$489,072
Total accumulated earnings (loss)		7,199
Net Assets		$496,271
Net Asset Value, offering price and redemption price per share ($496,271 ÷ 46,052 shares)		$10.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$3,424
Income from Fidelity Central Funds (including $11 from security lending)		503
Total income		3,927
Expenses
Management fee	$783
Transfer agent fees	262
Fund wide operations fee	133
Independent trustees' fees and expenses	1
Miscellaneous	1
Total expenses before reductions	1,180
Total expenses after reductions		1,180
Net investment income (loss)		2,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,923)
Fidelity Central Funds	(415)
Futures contracts	(605)
Swaps	90
Written options	97
Total net realized gain (loss)		(3,756)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,394)
Fidelity Central Funds	(9)
Futures contracts	(284)
Swaps	(26)
Written options	(97)
Total change in net unrealized appreciation (depreciation)		(6,810)
Net gain (loss)		(10,566)
Net increase (decrease) in net assets resulting from operations		$(7,819)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,747	$8,022
Net realized gain (loss)	(3,756)	14,208
Change in net unrealized appreciation (depreciation)	(6,810)	2,244
Net increase (decrease) in net assets resulting from operations	(7,819)	24,474
Distributions to shareholders	(9,972)	(7,792)
Share transactions
Proceeds from sales of shares	44,977	210,072
Reinvestment of distributions	9,280	7,147
Cost of shares redeemed	(91,507)	(211,124)
Net increase (decrease) in net assets resulting from share transactions	(37,250)	6,095
Total increase (decrease) in net assets	(55,041)	22,777
Net Assets
Beginning of period	551,312	528,535
End of period	$496,271	$551,312
Other Information
Shares
Sold	4,103	19,053
Issued in reinvestment of distributions	847	655
Redeemed	(8,347)	(19,345)
Net increase (decrease)	(3,397)	363

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Government Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.77	$10.23	$10.57	$10.79	$10.71
Income from Investment Operations
Net investment income (loss)A	.057	.166	.214	.181	.144	.130
Net realized and unrealized gain (loss)	(.220)	.376	.524	(.342)	(.138)	.148
Total from investment operations	(.163)	.542	.738	(.161)	.006	.278
Distributions from net investment income	(.046)	(.162)	(.198)	(.179)	(.138)	(.135)
Distributions from net realized gain	(.161)	–	–	–	(.088)	(.063)
Total distributions	(.207)	(.162)	(.198)	(.179)	(.226)	(.198)
Net asset value, end of period	$10.78	$11.15	$10.77	$10.23	$10.57	$10.79
Total ReturnB,C	(1.49)%	5.07%	7.30%	(1.52)%	.08%	2.62%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.06%F	1.52%	2.06%	1.75%	1.36%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$496	$551	$529	$541	$576	$721
Portfolio turnover rateG	169%F	287%	244%	132%	149%	117%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,736
Gross unrealized depreciation	(2,389)
Net unrealized appreciation (depreciation)	$11,347
Tax cost	$513,359

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(605)	$(284)
Purchased Options	(93)	40
Written Options	97	(97)
Swaps	90	(26)
Total Interest Rate Risk	$(511)	$(367)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	16,721	36,335

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest, taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed exchanges in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments and accrued interest, valued at $66,403 to Fidelity Mortgage Backed Securities Central Fund in exchange for 587 shares. The Fund had a net realized gain of $965 on investments delivered through in-kind redemptions. The Fund recognized gains for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Intermediate Government Income Fund	$1

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Government Income Fund	$1	$–	$–

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Intermediate Government Income Fund	.45%
Actual		$1,000.00	$985.10	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SLM-SANN-0421
1.844597.115

Fidelity® Total Bond Fund

Semi-Annual Report

February 28, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	43.4%
AAA	5.1%
AA	1.8%
A	7.1%
BBB	19.7%
BB and Below	17.5%
Not Rated	3.1%
Equities	0.1%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Corporate Bonds	36.4%
U.S. Government and U.S. Government Agency Obligations	43.4%
Asset-Backed Securities	5.2%
CMOs and Other Mortgage Related Securities	3.5%
Municipal Bonds	0.6%
Stocks	0.1%
Other Investments	8.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 15.2%

 ** Futures and Swaps - 0.9%

 *** Written options - (0.8%)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		$8,804,000	$8,322,932
3.375% 8/15/26		17,227,000	16,199,010
			24,521,942
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		770,725	770,725
15% 7/15/23 (b)(c)		1,330,343	1,330,343
			2,101,068
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	27,309

TOTAL CONVERTIBLE BONDS			26,650,319

Nonconvertible Bonds - 36.3%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.55% 12/1/33 (d)		6,621,000	6,396,354
3% 6/30/22		7,993,000	8,238,225
3.8% 12/1/57 (d)		15,250,000	14,498,476
4.3% 2/15/30		10,373,000	11,896,126
4.45% 4/1/24		1,500,000	1,658,883
5.15% 11/15/46		12,000,000	14,612,527
6.2% 3/15/40		7,512,000	10,052,753
6.3% 1/15/38		10,617,000	14,194,235
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		276,000	288,765
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		26,717,000	28,620,586
7.5% 10/15/26 (d)		22,232,000	23,506,116
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		1,135,000	1,126,488
5.625% 9/15/28 (d)		895,000	909,544
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	600,180
Frontier Communications Corp.:
5% 5/1/28 (d)		11,075,000	11,403,928
5.875% 10/15/27 (d)		2,876,000	3,077,320
6.75% 5/1/29 (d)		5,950,000	6,230,840
Iliad SA:
0.625% 11/25/21 (Reg. S)	EUR	8,500,000	10,292,185
0.75% 2/11/24 (Reg. S)	EUR	7,300,000	8,804,292
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		840,000	826,442
4.25% 7/1/28 (d)		5,805,000	5,886,909
4.625% 9/15/27 (d)		5,225,000	5,406,308
Liquid Telecommunications Financing PLC:
5.5% 9/4/26 (d)		930,000	946,275
8.5% 7/13/22 (d)		1,380,000	1,404,150
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		12,820,000	12,803,975
5.125% 12/15/26 (d)		7,515,000	7,834,388
5.625% 4/1/25		3,040,000	3,256,448
6.875% 1/15/28		850,000	958,698
Qtel International Finance Ltd.:
3.25% 2/21/23 (d)		1,185,000	1,235,733
5% 10/19/25 (d)		660,000	763,950
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,755,000	1,855,913
SFR Group SA:
5.125% 1/15/29 (d)		13,280,000	13,353,239
7.375% 5/1/26 (d)		11,011,000	11,486,675
8.125% 2/1/27 (d)		20,491,000	22,335,395
Sprint Capital Corp.:
6.875% 11/15/28		15,940,000	20,164,100
8.75% 3/15/32		10,500,000	15,624,000
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	2,344,731
7.2% 7/18/36		2,599,000	3,332,698
7.721% 6/4/38		605,000	809,974
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,260,000	1,338,057
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		7,800,000	8,248,500
Verizon Communications, Inc.:
2.987% 10/30/56 (d)		39,193,000	35,322,181
3% 3/22/27		5,131,000	5,564,687
4.862% 8/21/46		26,720,000	32,965,309
5.012% 4/15/49		569,000	722,119
Virgin Media Finance PLC 5% 7/15/30 (d)		5,430,000	5,525,025
Windstream Escrow LLC 7.75% 8/15/28 (d)		8,860,000	9,070,425
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		2,850,000	2,838,258
6.125% 3/1/28 (d)		10,480,000	10,805,928
			421,438,313
Entertainment - 0.2%
The Walt Disney Co.:
3.8% 3/22/30		39,850,000	45,632,469
4.7% 3/23/50		29,296,000	37,500,984
Total Play Telecomunicaciones SA de CV 7.5% 11/12/25 (d)		1,870,000	1,818,575
			84,952,028
Interactive Media & Services - 0.0%
Baidu.com, Inc.:
1.72% 4/9/26		670,000	671,047
2.375% 10/9/30		635,000	626,745
Tencent Holdings Ltd.:
2.39% 6/3/30 (d)		800,000	787,216
3.975% 4/11/29 (d)		480,000	531,300
			2,616,308
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		9,330,000	9,563,250
Altice Financing SA:
5% 1/15/28 (d)		9,665,000	9,666,063
7.5% 5/15/26 (d)		14,513,000	15,149,540
Altice France Holding SA 6% 2/15/28 (d)		12,670,000	12,400,763
Cable Onda SA 4.5% 1/30/30 (d)		1,730,000	1,846,775
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		11,140,000	11,279,250
4.5% 8/15/30 (d)		3,170,000	3,282,535
4.5% 5/1/32 (d)		6,775,000	6,959,280
5% 2/1/28 (d)		12,200,000	12,779,500
5.125% 5/1/27 (d)		9,222,000	9,660,967
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,611,284
4.908% 7/23/25		13,008,000	14,849,575
5.375% 5/1/47		32,692,000	38,429,312
6.484% 10/23/45		9,078,000	12,168,919
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	210,500
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,863,430
4.65% 7/15/42		7,870,000	9,850,189
6.45% 3/15/37		1,399,000	2,034,107
CSC Holdings LLC:
4.125% 12/1/30 (d)		4,765,000	4,784,060
4.625% 12/1/30 (d)		10,345,000	10,316,344
5.5% 4/15/27 (d)		6,077,000	6,394,219
5.75% 1/15/30 (d)		16,810,000	17,939,632
7.5% 4/1/28 (d)		3,026,000	3,333,018
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		14,545,000	10,286,224
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	14,879,304
4.65% 5/15/50		36,524,000	42,337,133
DISH DBS Corp.:
5.875% 11/15/24		8,151,000	8,538,825
7.75% 7/1/26		863,000	949,732
Dolya Holdco 18 DAC 5% 7/15/28 (d)		5,710,000	5,847,668
Fox Corp.:
3.666% 1/25/22		2,306,000	2,374,833
4.03% 1/25/24		4,055,000	4,433,362
4.709% 1/25/29		5,868,000	6,886,023
5.476% 1/25/39		5,787,000	7,430,214
5.576% 1/25/49		3,840,000	5,055,034
Gray Television, Inc. 4.75% 10/15/30 (d)		2,285,000	2,285,000
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,571,423
2.125% 10/16/26 (Reg. S)	EUR	6,400,000	7,270,821
2.75% 4/13/23 (Reg. S)	EUR	4,600,000	5,543,192
Meredith Corp. 6.875% 2/1/26		6,130,000	6,254,684
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		6,045,000	6,120,563
6.5% 9/15/28 (d)		12,327,000	12,943,350
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)		5,860,000	5,817,222
5.5% 3/1/30(d)		2,580,000	2,590,217
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)		1,450,000	1,464,500
5% 8/1/27 (d)		8,421,000	8,768,535
5.5% 7/1/29 (d)		1,410,000	1,525,902
Tegna, Inc.:
4.625% 3/15/28 (d)		2,830,000	2,897,213
5% 9/15/29		1,100,000	1,146,266
Time Warner Cable LLC:
4% 9/1/21		12,918,000	13,028,573
4.5% 9/15/42		18,291,000	20,164,769
5.5% 9/1/41		8,265,000	10,115,855
5.875% 11/15/40		10,540,000	13,419,066
6.55% 5/1/37		29,622,000	40,306,073
7.3% 7/1/38		24,672,000	35,264,750
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		6,001,000	2,747,333
Univision Communications, Inc.:
6.625% 6/1/27 (d)		5,610,000	5,848,425
9.5% 5/1/25 (d)		840,000	915,348
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,925,000	5,035,813
VTR Finance BV 6.375% 7/15/28 (d)		830,000	906,775
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		3,960,000	4,128,775
6% 1/15/27 (d)		7,071,000	7,371,518
Ziggo BV:
4.875% 1/15/30 (d)(e)		2,545,000	2,656,344
5.5% 1/15/27 (d)		7,646,000	7,944,270
			577,443,439
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	6,062,698
Bharti Airtel International BV 5.35% 5/20/24 (d)		875,000	971,250
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	665,210
Millicom International Cellular SA:
4.5% 4/27/31 (d)		1,525,000	1,631,750
6.625% 10/15/26 (d)		4,289,400	4,614,108
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (d)		819,000	942,362
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	221,063
T-Mobile U.S.A., Inc.:
2.25% 2/15/26		905,000	901,516
2.875% 2/15/31		6,525,000	6,402,656
3.75% 4/15/27 (d)		23,850,000	26,271,252
3.875% 4/15/30 (d)		42,000,000	46,175,640
4.375% 4/15/40 (d)		5,147,000	5,795,522
4.5% 4/15/50 (d)		10,111,000	11,236,961
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		1,110,000	1,130,868
7.25% 4/26/23 (d)		1,155,000	1,268,190
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (f)	EUR	6,275,000	7,739,634
6.25% 10/3/78 (Reg. S) (f)		1,000,000	1,099,080
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		1,425,000	1,524,750
			124,654,510
TOTAL COMMUNICATION SERVICES			1,211,104,598
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (d)		2,553,000	2,671,874
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		725,000	746,750
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	4,053,000	4,810,829
Tupy Overseas SA 4.5% 2/16/31 (d)		1,220,000	1,208,959
			9,438,412
Automobiles - 0.3%
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	12,585,885
4.25% 5/15/23		3,453,000	3,704,753
4.375% 9/25/21		30,556,000	31,258,607
Volkswagen Financial Services AG 3% 4/6/25 (Reg. S)	EUR	1,300,000	1,734,307
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (d)		22,286,000	22,939,061
3.125% 5/12/23 (d)		19,413,000	20,459,108
			92,681,721
Distributors - 0.0%
CTP BV 0.625% 11/27/23 (Reg. S)	EUR	2,950,000	3,602,568
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)(e)		8,855,000	8,813,382
Frontdoor, Inc. 6.75% 8/15/26 (d)		2,244,000	2,387,055
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		12,175,000	12,578,297
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,831,881
Laureate Education, Inc. 8.25% 5/1/25 (d)		6,345,000	6,646,388
Service Corp. International 5.125% 6/1/29		4,485,000	4,846,626
Sotheby's 7.375% 10/15/27 (d)		13,093,000	14,140,440
			55,244,069
Hotels, Restaurants & Leisure - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		14,885,000	14,475,663
4.375% 1/15/28 (d)		4,880,000	4,953,200
5.75% 4/15/25 (d)		110,000	117,288
Affinity Gaming LLC 6.875% 12/15/27 (d)		5,505,000	5,835,300
Aramark Services, Inc.:
4.75% 6/1/26		3,998,000	4,057,970
5% 2/1/28 (d)		32,664,000	33,480,600
6.375% 5/1/25 (d)		10,195,000	10,768,469
Boyd Gaming Corp.:
4.75% 12/1/27		4,730,000	4,808,423
6% 8/15/26		1,810,000	1,874,490
6.375% 4/1/26		3,955,000	4,086,029
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		9,230,000	9,772,216
8.125% 7/1/27 (d)		15,720,000	17,130,084
Caesars Resort Collection LLC 5.25% 10/15/25 (d)		10,264,000	10,200,363
Carnival Corp.:
5.75% 3/1/27 (d)		7,385,000	7,495,775
6.65% 1/15/28		450,000	474,750
7.625% 3/1/26 (d)		6,885,000	7,237,856
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		9,841,000	10,446,910
Golden Nugget, Inc. 6.75% 10/15/24 (d)		8,960,000	9,111,245
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		5,580,000	5,495,407
3.75% 5/1/29 (d)		750,000	762,975
4% 5/1/31 (d)		2,700,000	2,737,125
5.75% 5/1/28 (d)		420,000	454,915
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		975,000	1,014,000
InterContinental Hotel Group PLC:
3.375% 10/8/28 (Reg. S)	GBP	11,910,000	17,462,552
3.75% 8/14/25 (Reg. S)	GBP	300,000	450,436
Marriott Ownership Resorts, Inc.:
4.75% 1/15/28		1,395,000	1,405,100
6.125% 9/15/25 (d)		1,365,000	1,450,313
McDonald's Corp.:
3.5% 7/1/27		6,642,000	7,420,144
3.6% 7/1/30		7,896,000	8,847,102
4.2% 4/1/50		3,991,000	4,685,212
MCE Finance Ltd.:
4.875% 6/6/25 (d)		8,863,000	9,093,438
5.375% 12/4/29 (d)		2,707,000	2,864,764
5.75% 7/21/28 (d)		3,927,000	4,203,854
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		890,000	934,222
9.375% 5/21/21 (d)		1,695,000	1,713,539
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		1,345,000	1,351,456
12.25% 5/15/24 (d)		195,000	231,806
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (d)		1,425,000	1,563,938
10.875% 6/1/23 (d)		1,070,000	1,212,123
11.5% 6/1/25 (d)		5,120,000	5,996,800
Scientific Games Corp. 5% 10/15/25 (d)		5,249,000	5,398,334
Stars Group Holdings BV 7% 7/15/26 (d)		7,330,000	7,688,657
Station Casinos LLC:
4.5% 2/15/28 (d)		8,951,000	8,917,434
5% 10/1/25 (d)		2,664,000	2,685,858
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	599,460
Times Square Hotel Trust 8.528% 8/1/26 (d)		1,005,806	1,099,323
Viking Cruises Ltd. 13% 5/15/25 (d)		1,620,000	1,907,161
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		950,000	956,175
Voc Escrow Ltd. 5% 2/15/28 (d)		2,935,000	2,900,074
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		2,700,000	2,754,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		4,848,000	5,145,619
Wynn Macau Ltd.:
4.875% 10/1/24 (d)		4,625,000	4,651,825
5.5% 1/15/26 (d)		980,000	1,016,260
5.5% 10/1/27 (d)		4,970,000	5,147,056
			288,545,088
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	526,463
Newell Brands, Inc. 5.875% 4/1/36		625,000	778,125
			1,304,588
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31		295,000	286,053
B2W Digital Lux SARL 4.375% 12/20/30 (d)		1,675,000	1,700,125
Expedia, Inc.:
6.25% 5/1/25 (d)		575,000	672,033
7% 5/1/25 (d)		180,000	199,000
JD.com, Inc. 3.375% 1/14/30		1,200,000	1,269,750
Match Group Holdings II LLC 4.125% 8/1/30 (d)		1,245,000	1,287,019
Meituan:
2.125% 10/28/25 (d)		1,060,000	1,067,950
3.05% 10/28/30 (d)		1,235,000	1,238,473
MercadoLibre, Inc.:
2.375% 1/14/26		470,000	470,165
3.125% 1/14/31		860,000	845,165
Prosus NV:
3.68% 1/21/30 (d)		1,145,000	1,201,534
4.027% 8/3/50 (d)		1,605,000	1,480,613
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		5,547,000	5,942,224
			17,660,104
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		7,080,000	7,319,305
3% 11/19/24		16,110,000	17,261,746
Mattel, Inc.:
5.45% 11/1/41		640,000	723,200
6.2% 10/1/40		4,985,000	5,882,300
			31,186,551
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	5,229,000	8,154,148
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	5,980,000	8,552,116
4.5% 7/10/27 (Reg. S)	GBP	2,400,000	3,511,152
Nordstrom, Inc. 8.75% 5/15/25 (d)		245,000	273,129
			20,490,545
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	3,487,636
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,916,223
4% 4/15/30		20,750,000	23,657,735
L Brands, Inc.:
5.25% 2/1/28		595,000	636,650
6.625% 10/1/30 (d)		920,000	1,030,400
6.694% 1/15/27		2,170,000	2,444,017
6.75% 7/1/36		5,405,000	6,499,513
6.875% 11/1/35		735,000	891,687
LBM Acquisition LLC 6.25% 1/15/29 (d)		925,000	937,913
Lowe's Companies, Inc. 4.5% 4/15/30		15,047,000	17,900,155
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	5,354,866
Party City Holdings, Inc. 8.75% 2/15/26 (d)		85,000	86,700
TJX Companies, Inc. 3.75% 4/15/27		16,937,000	19,162,362
			87,005,857
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (d)(g)		425,000	21,605
Levi Strauss & Co. 3.5% 3/1/31 (d)		3,360,000	3,397,800
The William Carter Co. 5.625% 3/15/27 (d)		2,460,000	2,590,688
Wolverine World Wide, Inc. 6.375% 5/15/25 (d)		5,870,000	6,273,563
			12,283,656
TOTAL CONSUMER DISCRETIONARY			619,443,159
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	27,735,726
4.9% 2/1/46		28,689,000	34,318,179
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	36,807,273
4.35% 6/1/40		13,754,000	15,992,042
4.5% 6/1/50		35,000,000	40,359,798
4.6% 6/1/60		14,912,000	17,143,671
4.75% 4/15/58		17,929,000	21,314,228
5.45% 1/23/39		18,170,000	23,362,028
5.55% 1/23/49		34,229,000	44,539,878
5.8% 1/23/59 (Reg. S)		36,395,000	50,216,248
Central American Bottling Corp. 5.75% 1/31/27 (d)		868,000	917,650
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,573,897
The Coca-Cola Co.:
3.375% 3/25/27		24,915,000	27,885,574
3.45% 3/25/30		13,895,000	15,676,393
			359,842,585
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 2/15/23 (d)		145,000	149,018
3.5% 3/15/29 (d)		8,340,000	8,012,655
4.875% 2/15/30 (d)		750,000	776,415
C&S Group Enterprises LLC 5% 12/15/28 (d)		7,675,000	7,540,688
Performance Food Group, Inc.:
5.5% 10/15/27 (d)		4,857,000	5,100,287
6.875% 5/1/25 (d)		5,895,000	6,292,913
Sysco Corp.:
5.65% 4/1/25		10,949,000	12,821,480
5.95% 4/1/30		13,280,000	17,014,040
6.6% 4/1/40		13,280,000	18,900,176
6.6% 4/1/50		13,280,000	19,665,029
U.S. Foods, Inc.:
4.75% 2/15/29 (d)		3,290,000	3,336,521
6.25% 4/15/25 (d)		3,915,000	4,164,581
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		6,403,000	6,503,639
			110,277,442
Food Products - 0.2%
Camposol SA 6% 2/3/27 (d)		605,000	640,922
Darling Ingredients, Inc. 5.25% 4/15/27 (d)		5,655,000	5,951,888
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,347,314
JBS Investments II GmbH 7% 1/15/26 (d)		517,000	548,284
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		1,480,000	1,624,241
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		4,445,000	4,978,400
6.5% 4/15/29 (d)		12,545,000	14,113,125
MHP SA 7.75% 5/10/24 (d)		900,000	973,125
Post Holdings, Inc.:
4.5% 9/15/31 (d)(e)		5,915,000	5,900,213
4.625% 4/15/30 (d)		2,555,000	2,593,325
5.5% 12/15/29 (d)		6,955,000	7,485,388
5.625% 1/15/28 (d)		1,905,000	1,999,726
5.75% 3/1/27 (d)		8,629,000	9,035,857
TreeHouse Foods, Inc. 4% 9/1/28		3,650,000	3,751,105
			60,942,913
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)(e)		1,545,000	1,527,217
Personal Products - 0.0%
Prestige Brands, Inc.:
3.75% 4/1/31 (d)(e)		3,220,000	3,140,144
6.375% 3/1/24 (d)		1,223,000	1,242,495
			4,382,639
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	28,145,157
4.25% 8/9/42		17,795,000	18,566,303
4.5% 5/2/43		11,887,000	12,773,782
4.8% 2/14/29		3,305,000	3,875,644
5.375% 1/31/44		21,453,000	25,956,253
5.95% 2/14/49		14,275,000	18,238,188
BAT Capital Corp. 4.7% 4/2/27		2,600,000	2,977,843
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	6,505,000	9,164,976
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		12,260,000	13,248,566
3.75% 7/21/22 (d)		12,933,000	13,413,705
4.25% 7/21/25 (d)		11,765,000	13,098,732
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	10,493,978
5.7% 8/15/35		2,699,000	3,251,874
5.85% 8/15/45		22,737,000	27,068,452
6.15% 9/15/43		2,874,000	3,583,907
7.25% 6/15/37		3,221,000	4,266,578
			208,123,938
TOTAL CONSUMER STAPLES			745,096,734
ENERGY - 5.8%
Energy Equipment & Services - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		1,475,000	1,502,195
Guara Norte SARL 5.198% 6/15/34 (d)		1,375,000	1,398,650
Halliburton Co.:
3.8% 11/15/25		382,000	425,541
4.85% 11/15/35		5,447,000	6,287,507
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (d)		5,507,881	144,582
Oleoducto Central SA 4% 7/14/27 (d)		925,000	992,063
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,621,000	1,936,447
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		260,000	327,844
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		1,677,000	1,909,160
7.625% 11/7/24 (d)		2,315,000	2,572,544
8.375% 11/7/28 (d)		485,000	575,634
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		2,211,251	2,001,182
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		456,000	451,440
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		1,105,625	1,055,872
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		2,170,000	2,028,950
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		504,000	486,360
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		2,344,012	2,241,461
			26,337,432
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.:
4.25% 1/15/30		1,125,000	1,136,678
5.1% 9/1/40		5,255,000	5,361,834
5.35% 7/1/49		775,000	771,125
7.375% 8/15/47		765,000	799,425
California Resources Corp. 7.125% 2/1/26 (d)		3,765,000	3,767,353
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	17,327,872
5.85% 2/1/35		6,942,000	8,647,948
Cenovus Energy, Inc. 4.25% 4/15/27		22,916,000	25,099,671
Cheniere Energy Partners LP:
4% 3/1/31 (d)(e)		6,060,000	6,107,450
5.625% 10/1/26		8,812,000	9,156,549
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		5,565,000	5,785,931
Chesapeake Energy Corp. 5.875% 2/1/29 (d)		2,325,000	2,481,984
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,147,525
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)		4,992,000	4,993,498
6.375% 6/15/26 (d)		10,065,000	10,215,975
7% 6/15/25 (d)		6,275,000	6,469,776
CNX Resources Corp. 6% 1/15/29 (d)		1,090,000	1,140,413
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	3,393,389
Comstock Resources, Inc.:
6.75% 3/1/29 (d)(e)		3,200,000	3,320,000
7.5% 5/15/25 (d)		2,525,000	2,632,313
9.75% 8/15/26		9,279,000	10,128,864
Continental Resources, Inc. 5.75% 1/15/31 (d)		3,610,000	4,069,228
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		18,087,000	17,928,739
5.75% 4/1/25		12,254,000	12,322,010
6% 2/1/29 (d)		13,315,000	13,173,595
CVR Energy, Inc.:
5.25% 2/15/25 (d)		13,025,000	12,855,675
5.75% 2/15/28 (d)		10,665,000	10,567,255
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,629,720
4.75% 9/30/21 (d)		7,220,000	7,278,663
5.125% 5/15/29		11,466,000	12,150,750
5.375% 7/15/25		4,751,000	5,064,756
5.6% 4/1/44		450,000	466,875
5.625% 7/15/27		5,780,000	6,255,289
5.85% 5/21/43 (d)(f)		16,107,000	14,294,963
6.45% 11/3/36 (d)		10,729,000	11,995,022
8.125% 8/16/30		286,000	374,660
Delek Overriding Royalty 7.494% 12/30/23 (Reg. S) (d)		1,585,000	1,619,078
EG Global Finance PLC:
6.75% 2/7/25 (d)		5,870,000	6,030,545
8.5% 10/30/25 (d)		8,795,000	9,314,345
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	6,266,175
Enable Midstream Partners LP 3.9% 5/15/24 (f)		2,707,000	2,895,799
Enbridge Energy Partners LP 4.2% 9/15/21		8,493,000	8,584,429
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,720,507
4.25% 12/1/26		4,925,000	5,612,916
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		1,175,000	1,198,500
5.75% 1/30/28 (d)		4,367,000	4,615,919
6.625% 7/15/25 (d)		1,277,000	1,342,229
Energy Transfer Partners LP:
3.75% 5/15/30		8,703,000	9,199,352
4.2% 9/15/23		3,683,000	3,966,532
4.25% 3/15/23		3,594,000	3,808,288
4.5% 4/15/24		4,042,000	4,431,721
4.95% 6/15/28		12,566,000	14,323,921
5% 5/15/50		19,455,000	20,599,649
5.25% 4/15/29		6,576,000	7,626,358
5.8% 6/15/38		7,006,000	8,088,363
6% 6/15/48		4,563,000	5,315,475
6.25% 4/15/49		4,516,000	5,400,212
EnLink Midstream LLC 5.625% 1/15/28 (d)		1,005,000	1,013,794
EnLink Midstream Partners LP:
5.05% 4/1/45		1,320,000	1,049,400
5.45% 6/1/47		2,755,000	2,279,763
5.6% 4/1/44		480,000	406,800
EQM Midstream Partners LP:
4.75% 1/15/31 (d)		5,180,000	4,992,225
5.5% 7/15/28		275,000	283,250
6.5% 7/1/27 (d)		4,300,000	4,612,653
EQT Corp. 3.9% 10/1/27		3,815,000	3,956,956
Exxon Mobil Corp. 3.482% 3/19/30		61,580,000	68,812,701
FEL Energy VI SARL 5.75% 12/1/40 (d)		770,000	809,848
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		1,570,000	1,534,675
GeoPark Ltd. 6.5% 9/21/24 (d)		1,345,000	1,397,959
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		1,134,000	1,134,709
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		5,155,000	5,593,175
7% 8/1/27		5,189,000	5,500,340
Hess Corp.:
4.3% 4/1/27		3,221,000	3,576,169
5.6% 2/15/41		5,395,000	6,474,464
5.8% 4/1/47		15,757,000	19,693,530
7.125% 3/15/33		3,656,000	4,808,182
7.3% 8/15/31		4,354,000	5,739,282
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		4,372,000	4,503,160
5.625% 2/15/26 (d)		9,327,000	9,661,653
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		1,725,000	1,800,469
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		6,695,000	6,744,945
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	1,012,507
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		915,000	933,300
4.75% 4/24/25 (d)		283,000	320,498
5.75% 4/19/47 (d)		460,000	543,490
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	7,018,008
5% 10/1/21		12,030,000	12,209,004
5.5% 3/1/44		27,364,000	32,986,936
6.55% 9/15/40		1,203,000	1,602,715
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	3,591,426
5.55% 6/1/45		7,786,000	9,568,453
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	4,248,650
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		990,000	1,044,450
6.125% 6/30/25 (Reg. S) (d)		1,335,000	1,463,213
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,484,000
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		290,000	311,750
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		945,000	991,607
MEG Energy Corp.:
5.875% 2/1/29 (d)		740,000	751,322
7.125% 2/1/27 (d)		4,385,000	4,602,935
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (f)(h)		8,773,000	8,778,967
4.5% 7/15/23		6,299,000	6,801,613
4.8% 2/15/29		3,672,000	4,297,236
4.875% 12/1/24		8,532,000	9,645,376
5.5% 2/15/49		11,018,000	13,387,219
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,020,000	1,018,725
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		1,330,000	1,369,069
7.625% 11/8/26 (d)		565,000	575,064
New Fortress Energy LLC 6.75% 9/15/25 (d)		13,787,000	14,306,770
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		17,160,000	17,692,217
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(g)		7,356,000	1,841,299
Occidental Petroleum Corp.:
2.9% 8/15/24		18,712,000	18,210,144
3.2% 8/15/26		2,231,000	2,136,629
3.4% 4/15/26		2,890,000	2,806,017
3.5% 8/15/29		11,397,000	10,898,609
4.2% 3/15/48		2,895,000	2,467,988
4.3% 8/15/39		2,539,000	2,253,363
4.4% 4/15/46		4,474,000	4,004,230
4.4% 8/15/49		4,310,000	3,795,494
4.5% 7/15/44		30,708,000	27,406,890
5.55% 3/15/26		22,157,000	23,652,598
6.125% 1/1/31		3,490,000	3,899,028
6.2% 3/15/40		1,475,000	1,593,000
6.45% 9/15/36		24,061,000	27,429,540
6.6% 3/15/46		18,160,000	20,390,048
7.5% 5/1/31		31,005,000	36,430,875
7.875% 9/15/31		935,000	1,107,975
8.875% 7/15/30		3,205,000	4,096,407
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		15,850,000	15,448,995
Petrobras Global Finance BV:
5.093% 1/15/30		97,557,000	103,081,165
6.75% 6/3/50		2,235,000	2,424,975
6.875% 1/20/40		1,640,000	1,863,286
6.9% 3/19/49		395,000	440,682
7.25% 3/17/44		28,700,000	33,038,005
7.375% 1/17/27		430,000	523,310
8.75% 5/23/26		1,984,000	2,545,100
Petroleos de Venezuela SA:
5.375% 4/12/27 (g)		621,100	24,844
6% 5/16/24 (d)(g)		3,207,669	128,307
6% 11/15/26 (d)(g)		2,790,167	111,607
12.75% 2/17/22 (d)(g)		172,000	6,880
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8706% 3/11/22 (f)(h)		1,125,000	1,137,094
2.5% 11/24/22 (Reg. S)	EUR	1,954,000	2,361,282
3.5% 1/30/23		1,850,000	1,869,425
4.5% 1/23/26		22,915,000	22,548,360
4.875% 1/24/22		1,700,000	1,736,656
4.875% 1/18/24		6,441,000	6,671,266
5.35% 2/12/28		650,000	628,713
5.375% 3/13/22		770,000	789,972
5.95% 1/28/31		60,492,000	58,374,780
6.35% 2/12/48		43,373,000	36,595,969
6.49% 1/23/27		36,590,000	38,282,288
6.5% 3/13/27		77,438,000	80,341,925
6.5% 6/2/41		380,000	335,825
6.625% 6/15/35		5,003,000	4,763,857
6.75% 9/21/47		31,543,000	27,608,011
6.84% 1/23/30		80,806,000	81,210,030
6.875% 10/16/25 (d)		1,700,000	1,839,825
6.95% 1/28/60		23,857,000	20,985,810
7.69% 1/23/50		54,230,000	51,513,077
8.625% 2/1/22		1,485,000	1,572,708
Petronas Capital Ltd. 3.5% 4/21/30 (d)		625,000	682,438
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	1,983,937
3.85% 4/9/25		2,401,000	2,646,935
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	5,050,291
3.6% 11/1/24		4,912,000	5,257,300
3.65% 6/1/22		4,550,000	4,672,511
PT Adaro Indonesia 4.25% 10/31/24 (d)		2,000,000	2,061,500
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		7,228,000	7,503,840
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)		220,000	227,726
4.95% 7/15/29 (d)		2,610,000	2,789,438
6.875% 4/15/40 (d)		990,000	1,096,425
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	35,457,271
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(g)		7,883,000	1
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		645,000	651,289
3.5% 4/16/29 (d)		5,525,000	5,996,352
4.25% 4/16/39 (d)		3,090,000	3,383,550
4.375% 4/16/49 (d)		1,025,000	1,131,600
Sibur Securities DAC 2.95% 7/8/25 (d)		610,000	626,775
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		980,000	973,385
2.7% 5/13/30 (d)		600,000	606,750
Southwestern Energy Co. 6.45% 1/23/25 (f)		21,859,000	22,951,950
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		32,027,000	35,161,282
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29(d)		5,865,000	5,865,000
5.875% 3/15/28		2,625,000	2,782,866
6% 4/15/27		125,000	130,119
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		1,160,000	1,139,700
6% 3/1/27 (d)		5,085,000	5,129,799
6% 12/31/30 (d)		3,300,000	3,282,180
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)		4,620,000	4,528,524
4.875% 2/1/31 (d)		6,545,000	6,711,898
5.5% 3/1/30		1,270,000	1,358,100
5.875% 4/15/26		3,705,000	3,858,017
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,487,000	1,507,818
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	35,666,191
3.9% 1/15/25		16,989,000	18,528,414
4% 9/15/25		1,911,000	2,120,298
4.3% 3/4/24		26,077,000	28,515,785
4.5% 11/15/23		4,667,000	5,106,882
4.55% 6/24/24		21,661,000	24,075,978
5.75% 6/24/44		12,223,000	15,305,369
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,952,000	4,233,560
3.95% 5/15/50		12,733,000	13,563,475
Tullow Oil PLC:
6.25% 4/15/22 (d)		7,035,000	6,401,850
6.25% 4/15/22 (Reg. S)		1,470,000	1,337,700
Valero Energy Corp.:
2.7% 4/15/23		6,494,000	6,769,863
2.85% 4/15/25		3,736,000	3,942,357
Viper Energy Partners LP 5.375% 11/1/27 (d)		7,056,000	7,426,440
Western Gas Partners LP:
3.95% 6/1/25		3,216,000	3,248,160
4.35% 2/1/25		4,380,000	4,483,456
4.65% 7/1/26		6,704,000	6,940,115
4.75% 8/15/28		3,701,000	3,876,983
5.3% 2/1/30		5,580,000	6,047,437
YPF SA:
4% 2/12/26 (d)(i)		3,250,350	2,696,815
8.5% 3/23/25 (d)		1,749,000	1,459,322
8.75% 4/4/24 (d)		4,359,000	3,633,227
			1,915,020,115
TOTAL ENERGY			1,941,357,547
FINANCIALS - 13.2%
Banks - 4.9%
AIB Group PLC 1.875% 11/19/29 (Reg. S) (f)	EUR	4,020,000	4,880,112
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (f)	EUR	1,350,000	1,576,198
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		262,000	271,006
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (g)	EUR	1,300,000	219,592
Banco Macro SA 6.75% 11/4/26 (d)(f)		1,855,000	1,504,869
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (f)	EUR	5,940,000	7,341,263
3.125% 9/19/27 (Reg. S) (f)	GBP	8,840,000	12,537,451
Bank of America Corp.:
2.496% 2/13/31 (f)		10,000,000	10,243,904
3.004% 12/20/23 (f)		32,898,000	34,383,674
3.3% 1/11/23		574,000	606,128
3.419% 12/20/28 (f)		14,844,000	16,371,609
3.5% 4/19/26		13,098,000	14,576,241
3.705% 4/24/28 (f)		20,736,000	23,235,602
3.864% 7/23/24 (f)		43,427,000	46,784,232
3.95% 4/21/25		10,930,000	12,096,533
4.1% 7/24/23		7,314,000	7,958,332
4.2% 8/26/24		25,822,000	28,661,870
4.25% 10/22/26		9,380,000	10,746,176
4.45% 3/3/26		4,916,000	5,628,898
Barclays Bank PLC 1.7% 5/12/22		11,119,000	11,288,213
Barclays PLC:
2% 2/7/28 (Reg. S) (f)	EUR	2,350,000	2,901,752
2.852% 5/7/26 (f)		31,500,000	33,236,025
4.375% 1/12/26		15,982,000	18,083,287
5.088% 6/20/30 (f)		26,155,000	30,363,188
5.2% 5/12/26		12,530,000	14,255,757
Biz Finance PLC 9.625% 4/27/22 (d)		870,750	906,396
BNP Paribas SA 2.219% 6/9/26 (d)(f)		27,762,000	28,775,825
CIT Group, Inc. 3.929% 6/19/24 (f)		4,855,000	5,140,231
Citigroup, Inc.:
2.666% 1/29/31 (f)		10,000,000	10,335,237
2.75% 4/25/22		15,927,000	16,336,428
3.142% 1/24/23 (f)		14,530,000	14,884,712
3.352% 4/24/25 (f)		17,534,000	18,935,236
4.05% 7/30/22		3,378,000	3,546,023
4.3% 11/20/26		5,384,000	6,138,525
4.4% 6/10/25		31,901,000	35,830,016
4.412% 3/31/31 (f)		42,031,000	48,894,383
4.45% 9/29/27		19,254,000	22,211,593
4.6% 3/9/26		8,567,000	9,831,353
5.5% 9/13/25		14,874,000	17,588,413
Citizens Financial Group, Inc. 2.638% 9/30/32 (d)		10,185,000	10,176,604
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	10,218,284
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		19,558,000	20,537,660
Danske Bank A/S:
0.875% 5/22/23 (Reg. S)	EUR	2,150,000	2,644,179
1% 5/15/31 (Reg. S) (f)	EUR	5,200,000	6,201,343
2.25% 1/14/28 (Reg. S) (f)	GBP	3,450,000	4,930,260
5.375% 1/12/24 (Reg. S)		6,050,000	6,800,421
Development Bank of Mongolia 7.25% 10/23/23 (d)		306,000	332,010
Discover Bank 4.2% 8/8/23		11,373,000	12,360,087
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	4,925,983
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		2,368,000	2,496,020
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (d)		670,000	692,465
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	4,314,923
4.95% 3/31/30		5,616,000	6,751,833
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		5,666,000	6,187,024
5.017% 6/26/24 (d)		4,094,000	4,459,210
5.71% 1/15/26 (d)		53,212,000	59,958,296
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		624,000	648,024
JPMorgan Chase & Co.:
2.739% 10/15/30 (f)		10,000,000	10,518,337
2.956% 5/13/31 (f)		16,800,000	17,553,477
3.25% 9/23/22		11,737,000	12,281,402
3.797% 7/23/24 (f)		44,260,000	47,708,567
3.875% 9/10/24		22,801,000	25,144,985
4.125% 12/15/26		20,651,000	23,669,284
4.452% 12/5/29 (f)		40,200,000	47,317,801
4.493% 3/24/31 (f)		60,900,000	72,213,243
JSC Halyk Bank of Kazakhstan 5.5% 12/21/22 (d)		812,027	816,087
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	646,875
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	34,978,226
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (f)	EUR	11,584,000	14,091,284
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		488,750	511,049
Rabobank Nederland 4.375% 8/4/25		16,524,000	18,670,513
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (f)		17,464,000	18,517,271
3.622% 8/14/30 (Reg. S) (f)	GBP	2,250,000	3,348,914
4.8% 4/5/26		15,141,000	17,432,214
5.125% 5/28/24		44,276,000	49,496,265
6% 12/19/23		74,798,000	84,854,947
6.1% 6/10/23		26,301,000	29,238,907
6.125% 12/15/22		27,112,000	29,576,677
Societe Generale:
1.488% 12/14/26 (d)(f)		37,622,000	37,390,879
4.25% 4/14/25 (d)		2,700,000	2,950,470
4.75% 11/24/25 (d)		1,750,000	1,963,631
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		1,330,000	1,339,144
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (d)		1,452,000	1,484,216
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (f)	EUR	5,050,000	6,144,174
5.861% 6/19/32 (d)(f)		4,900,000	5,434,514
6.572% 1/14/22 (d)		23,534,000	24,646,990
Virgin Money UK PLC:
3.125% 6/22/25 (Reg. S) (f)	GBP	3,114,000	4,518,383
5.125% 12/11/30 (Reg. S) (f)	GBP	2,050,000	3,112,534
Wells Fargo & Co.:
2.406% 10/30/25 (f)		18,129,000	19,108,339
2.572% 2/11/31 (f)		10,000,000	10,351,523
4.478% 4/4/31 (f)		58,414,000	69,048,981
5.013% 4/4/51 (f)		83,211,000	111,278,302
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	14,900,356
			1,625,999,670
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	14,623,077
4.25% 2/15/24		9,340,000	10,270,840
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	51,198,932
4.2% 6/10/24		31,505,000	34,219,844
AssuredPartners, Inc. 5.625% 1/15/29 (d)		2,035,000	2,045,175
Credit Suisse Group AG:
2.593% 9/11/25 (d)(f)		38,976,000	40,997,793
3.75% 3/26/25		12,391,000	13,578,578
3.8% 6/9/23		23,347,000	25,034,205
3.869% 1/12/29 (d)(f)		11,793,000	13,056,061
4.194% 4/1/31 (d)(f)		40,588,000	46,260,016
4.207% 6/12/24 (d)(f)		18,061,000	19,487,836
6.5% 8/8/23 (Reg. S)		11,485,000	12,863,200
Deutsche Bank AG:
0.75% 2/17/27 (Reg. S) (f)	EUR	2,900,000	3,472,144
4.1% 1/13/26		5,495,000	6,026,156
4.5% 4/1/25		62,219,000	66,326,601
Deutsche Bank AG New York Branch:
3.3% 11/16/22		30,321,000	31,614,707
3.729% 1/14/32 (f)		60,841,000	60,530,322
5% 2/14/22		29,755,000	30,959,483
5.882% 7/8/31 (f)		10,000,000	11,470,379
Goldman Sachs Group, Inc.:
2.6% 2/7/30		10,000,000	10,425,596
2.876% 10/31/22 (f)		64,328,000	65,368,737
3.2% 2/23/23		10,830,000	11,389,002
3.691% 6/5/28 (f)		128,004,000	143,794,449
3.75% 5/22/25		12,741,000	14,075,389
3.8% 3/15/30		70,690,000	80,257,581
6.75% 10/1/37		6,976,000	10,177,144
Moody's Corp.:
3.25% 1/15/28		7,339,000	8,040,543
3.75% 3/24/25		20,324,000	22,464,909
4.875% 2/15/24		6,892,000	7,669,865
Morgan Stanley:
2.699% 1/22/31 (f)		10,000,000	10,393,199
3.125% 1/23/23		8,282,000	8,704,109
3.125% 7/27/26		69,344,000	75,802,365
3.622% 4/1/31 (f)		39,278,000	43,761,798
3.737% 4/24/24 (f)		79,634,000	85,024,150
4.431% 1/23/30 (f)		14,132,000	16,548,940
4.875% 11/1/22		16,717,000	17,922,788
5% 11/24/25		27,517,000	32,122,147
State Street Corp. 2.825% 3/30/23 (f)		2,663,000	2,737,134
UBS Group AG 4.125% 9/24/25 (d)		12,029,000	13,510,311
			1,174,225,505
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		22,114,000	23,032,580
3.5% 5/26/22		960,000	988,577
4.125% 7/3/23		13,016,000	13,844,914
4.45% 4/3/26		10,546,000	11,530,682
4.875% 1/16/24		16,603,000	18,120,921
6.5% 7/15/25		13,775,000	16,148,493
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,788,461
3.05% 6/5/23		36,615,000	38,500,987
5.125% 9/30/24		8,417,000	9,604,298
5.75% 11/20/25		20,763,000	23,794,547
5.8% 5/1/25		20,531,000	24,083,087
8% 11/1/31		12,899,000	18,470,766
Capital One Financial Corp.:
2.6% 5/11/23		29,071,000	30,364,986
3.65% 5/11/27		52,443,000	58,352,763
3.8% 1/31/28		24,176,000	27,172,834
Discover Financial Services:
3.85% 11/21/22		22,201,000	23,474,865
3.95% 11/6/24		9,389,000	10,319,242
4.1% 2/9/27		11,988,000	13,543,482
4.5% 1/30/26		15,184,000	17,286,889
5.2% 4/27/22		7,992,000	8,424,503
Ford Motor Credit Co. LLC:
2.748% 6/14/24	GBP	2,300,000	3,233,565
4% 11/13/30		7,745,000	7,919,263
4.063% 11/1/24		77,591,000	81,268,037
4.535% 3/6/25	GBP	2,830,000	4,209,286
5.113% 5/3/29		6,620,000	7,248,900
5.584% 3/18/24		20,831,000	22,471,441
5.596% 1/7/22		19,922,000	20,519,660
Springleaf Finance Corp.:
6.875% 3/15/25		4,030,000	4,545,356
7.125% 3/15/26		1,390,000	1,605,450
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,741,903
3.75% 8/15/21		4,720,000	4,765,071
3.95% 12/1/27		24,512,000	26,998,778
4.25% 8/15/24		23,318,000	25,601,424
4.375% 3/19/24		19,957,000	21,904,283
5.15% 3/19/29		36,585,000	43,438,424
Toyota Motor Credit Corp. 2.9% 3/30/23		30,215,000	31,812,081
Unifin Financiera S.A.B. de CV 7.25% 9/27/23 (d)		30,000	29,888
			709,160,687
Diversified Financial Services - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		9,800,000	9,839,200
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	17,214,856
3.85% 2/1/25		9,126,000	9,931,550
4.05% 7/1/30		19,581,000	21,684,439
4.125% 6/15/26		15,162,000	17,036,486
4.125% 5/15/29		18,497,000	20,624,828
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		1,142,000	1,007,101
Equitable Holdings, Inc. 3.9% 4/20/23		2,109,000	2,256,434
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		4,780,000	4,778,566
4.75% 9/15/24		5,425,000	5,703,031
5.25% 5/15/27		8,930,000	9,376,500
6.25% 5/15/26		19,221,000	20,200,502
MDC GMTN BV 2.875% 11/7/29 (d)		1,375,000	1,446,286
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		842,229	174,763
7.125% 12/26/46 pay-in-kind (d)		1,329,233	275,816
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	24,293,195
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	22,512,753
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	25,428,559
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	609,925
Sasol Financing International PLC 4.5% 11/14/22		1,380,000	1,421,400
Sparc Em Spc 0% 12/5/22 (d)		68,893	66,913
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		11,090,000	10,840,475
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	9,487,577
			236,211,155
Insurance - 2.0%
AIA Group Ltd.:
3.2% 9/16/40 (d)		13,571,000	13,563,399
3.375% 4/7/30 (d)		28,695,000	31,357,818
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		816,000	816,000
6.75% 10/15/27 (d)		21,421,000	22,237,783
American International Group, Inc.:
2.5% 6/30/25		55,000,000	58,147,044
3.4% 6/30/30		55,000,000	60,302,885
3.875% 1/15/35		12,130,000	13,861,158
4.875% 6/1/22		11,590,000	12,233,416
AmWINS Group, Inc. 7.75% 7/1/26 (d)		13,993,000	14,920,036
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	4,514,857
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (f)		6,561,000	7,463,138
5.75% 8/15/50 (Reg. S) (f)		6,450,000	7,240,125
Five Corners Funding Trust II 2.85% 5/15/30 (d)		36,968,000	39,260,399
HUB International Ltd. 7% 5/1/26 (d)		5,545,000	5,778,112
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	9,536,201
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	15,004,141
4.75% 3/15/39		5,849,000	7,419,837
4.8% 7/15/21		4,517,000	4,541,425
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	22,357,419
MetLife, Inc. 3.048% 12/15/22 (f)		7,921,000	8,306,578
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.53% 5/28/21 (d)(f)(h)		97,491,000	97,594,565
3% 1/10/23 (d)		5,030,000	5,280,829
Pacific LifeCorp 5.125% 1/30/43 (d)		21,516,000	26,861,299
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	12,355,213
QBE Insurance Group Ltd. 6.75% 12/2/44 (Reg. S) (f)		6,610,000	7,403,200
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	8,709,600
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		11,520,000	14,766,414
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	4,311,639
Unum Group:
3.875% 11/5/25		13,752,000	15,038,616
4% 3/15/24		12,741,000	13,916,126
4% 6/15/29		15,636,000	17,268,479
4.5% 3/15/25		26,906,000	30,157,281
5.75% 8/15/42		16,274,000	19,629,097
USI, Inc. 6.875% 5/1/25 (d)		13,552,000	13,806,100
Zurich Finance (Ireland) DAC 3% 4/19/51 (Reg. S) (f)		10,980,000	10,796,085
			656,756,314
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (d)		5,220,000	5,507,361
TOTAL FINANCIALS			4,407,860,692
HEALTH CARE - 1.6%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22		30,800,000	31,616,283
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		7,180,000	7,485,294
Hologic, Inc.:
3.25% 2/15/29 (d)		5,065,000	5,055,199
4.625% 2/1/28 (d)		443,000	468,561
Teleflex, Inc. 4.25% 6/1/28 (d)		1,370,000	1,416,238
			14,425,292
Health Care Providers & Services - 0.9%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,324,239
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,313,969
Centene Corp.:
3.375% 2/15/30		14,530,000	14,932,481
4.25% 12/15/27		21,083,000	21,952,674
4.625% 12/15/29		24,065,000	25,966,135
4.75% 1/15/25		12,315,000	12,622,875
Cigna Corp.:
3.05% 10/15/27		10,400,000	11,390,700
4.375% 10/15/28		19,595,000	22,857,506
4.8% 8/15/38		12,201,000	15,092,938
4.9% 12/15/48		12,189,000	15,405,076
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		5,290,000	5,187,533
5.625% 3/15/27 (d)		3,810,000	4,012,637
6% 1/15/29 (d)		3,050,000	3,233,000
6.875% 4/15/29 (d)		2,980,000	3,058,821
8% 3/15/26 (d)		5,305,000	5,664,149
8.125% 6/30/24 (d)		3,050,000	3,179,625
CVS Health Corp.:
3% 8/15/26		2,303,000	2,500,102
3.625% 4/1/27		7,027,000	7,814,221
3.7% 3/9/23		780,000	829,897
4.78% 3/25/38		18,481,000	22,525,142
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		12,915,000	13,141,013
HCA Holdings, Inc. 4.75% 5/1/23		379,000	410,953
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		2,205,000	2,309,738
Radiology Partners, Inc. 9.25% 2/1/28 (d)		5,605,000	6,067,413
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		8,005,000	8,285,175
Sabra Health Care LP 3.9% 10/15/29		342,000	356,311
Tenet Healthcare Corp.:
4.625% 7/15/24		1,911,000	1,939,665
4.625% 6/15/28 (d)		1,710,000	1,778,947
4.875% 1/1/26 (d)		2,815,000	2,909,837
5.125% 5/1/25		2,803,000	2,817,015
6.125% 10/1/28 (d)		11,750,000	12,369,225
6.25% 2/1/27 (d)		4,625,000	4,881,688
Toledo Hospital:
5.325% 11/15/28		6,970,000	8,188,088
6.015% 11/15/48		13,176,000	16,785,793
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		2,825,000	3,093,375
Vizient, Inc. 6.25% 5/15/27 (d)		375,000	395,625
			289,593,581
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		4,290,000	4,488,413
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (d)		515,000	537,531
5.5% 4/1/26 (d)		1,805,000	1,881,713
			2,419,244
Pharmaceuticals - 0.6%
Bausch Health Companies, Inc.:
5% 2/15/29 (d)		1,525,000	1,542,156
5.25% 1/30/30 (d)		2,285,000	2,323,160
5.25% 2/15/31 (d)		5,335,000	5,401,688
5.5% 11/1/25 (d)		465,000	478,578
6.25% 2/15/29 (d)		7,050,000	7,513,185
9% 12/15/25 (d)		618,000	672,977
Bayer AG 2.375% 4/2/75 (Reg. S) (f)	EUR	11,360,000	13,924,066
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		13,965,000	15,727,880
Elanco Animal Health, Inc.:
4.912% 8/27/21 (f)		3,218,000	3,262,248
5.272% 8/28/23 (f)		10,157,000	10,918,775
5.9% 8/28/28 (f)		4,279,000	4,963,640
Mylan NV 4.55% 4/15/28		13,507,000	15,665,933
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	670,539
3.65% 11/10/21		221,000	222,658
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	2,100,000	2,479,634
2.2% 7/21/21		2,475,000	2,475,000
2.8% 7/21/23		14,667,000	14,373,660
Utah Acquisition Sub, Inc.:
3.15% 6/15/21		13,528,000	13,608,453
3.95% 6/15/26		7,088,000	7,916,649
Viatris, Inc.:
1.125% 6/22/22 (d)		11,566,000	11,666,822
1.65% 6/22/25 (d)		3,717,000	3,773,561
2.7% 6/22/30 (d)		18,896,000	19,152,657
3.85% 6/22/40 (d)		8,232,000	8,729,308
4% 6/22/50 (d)		14,216,000	14,761,114
Zoetis, Inc. 3.25% 2/1/23		3,117,000	3,262,349
			185,486,690
TOTAL HEALTH CARE			528,029,503
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	6,428,917
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		6,329,000	6,471,403
Bombardier, Inc.:
6% 10/15/22 (d)		3,065,000	3,004,865
6.125% 1/15/23 (d)		10,365,000	10,253,576
7.5% 12/1/24 (d)		470,000	440,919
7.5% 3/15/25 (d)		6,914,000	6,330,666
7.875% 4/15/27 (d)		8,375,000	7,518,238
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		4,465,000	4,638,019
5.375% 7/15/26 (d)		6,413,000	6,637,455
Howmet Aerospace, Inc.:
5.95% 2/1/37		240,000	288,588
6.75% 1/15/28		285,000	338,438
Moog, Inc. 4.25% 12/15/27 (d)		5,155,000	5,296,763
Rolls-Royce PLC:
3.375% 6/18/26	GBP	6,820,000	9,406,608
5.75% 10/15/27 (Reg. S)	GBP	3,615,000	5,459,477
The Boeing Co.:
5.04% 5/1/27		13,707,000	15,797,774
5.15% 5/1/30		13,707,000	15,972,249
5.705% 5/1/40		13,710,000	17,274,094
5.805% 5/1/50		13,700,000	17,672,322
5.93% 5/1/60		13,710,000	17,988,315
TransDigm UK Holdings PLC 6.875% 5/15/26		1,760,000	1,850,200
TransDigm, Inc.:
4.625% 1/15/29 (d)		3,765,000	3,703,819
5.5% 11/15/27		34,802,000	35,585,045
6.25% 3/15/26 (d)		12,372,000	13,038,727
6.375% 6/15/26		1,655,000	1,704,948
7.5% 3/15/27		1,917,000	2,043,292
8% 12/15/25 (d)		8,905,000	9,695,319
			224,840,036
Air Freight & Logistics - 0.0%
Rumo Luxembourg SARL 7.375% 2/9/24 (d)		4,373,000	4,535,621
XPO Logistics, Inc. 6.25% 5/1/25 (d)		5,285,000	5,676,354
			10,211,975
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(g)		390,000	184,763
Azul Investments LLP 5.875% 10/26/24 (d)		2,048,000	1,885,440
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		680,000	726,277
easyJet FinCo BV 1.875% 3/3/28 (Reg. S)	EUR	2,210,000	2,655,516
Ryanair Ltd. 2.875% 9/15/25 (Reg. S)	EUR	1,885,000	2,470,458
Wizz Air Finance Co. 1.35% 1/19/24 (Reg. S)	EUR	5,330,000	6,514,513
			14,436,967
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		11,540,000	12,117,000
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.75% 2/15/27 (d)		5,076,000	5,405,940
7.625% 9/1/23		314,000	326,466
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		13,052,000	13,052,000
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)		6,850,000	7,295,250
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		4,024,000	4,013,940
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		7,795,000	7,931,413
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)		1,749,000	1,792,506
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (d)		5,175,000	5,452,380
5.875% 10/1/30 (d)		5,155,000	5,573,844
PowerTeam Services LLC 9.033% 12/4/25 (d)		3,045,000	3,372,338
Stericycle, Inc. 3.875% 1/15/29 (d)		4,180,000	4,209,887
			58,425,964
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		9,702,000	10,599,435
Pike Corp. 5.5% 9/1/28 (d)		9,680,000	10,067,200
			20,666,635
Electrical Equipment - 0.0%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,453,978
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (d)		2,310,000	2,229,150
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,590,000	1,761,422
			3,990,572
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		12,585,000	13,119,863
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		575,000	641,844
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		1,950,000	2,032,875
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		7,140,000	7,313,181
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,427,798
TriNet Group, Inc. 3.5% 3/1/29 (d)		3,815,000	3,781,619
			15,555,473
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	5,228,498
JSC Georgian Railway 7.75% 7/11/22 (d)		347,000	368,579
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		320,000	440,700
			6,037,777
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,959,449
3% 9/15/23		2,041,000	2,141,143
3.375% 7/1/25		24,376,000	25,913,260
4.25% 2/1/24		18,355,000	20,021,276
4.25% 9/15/24		7,664,000	8,419,030
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	2,666,000	3,979,842
			65,434,000
Transportation Infrastructure - 0.3%
Aeroporti di Roma SPA 1.625% 2/2/29 (Reg. S)	EUR	2,040,000	2,449,070
Aeropuertos Argentina 2000 SA 9.375% 2/1/27 pay-in-kind (d)(f)		1,685,236	1,347,662
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		37,550,000	37,774,226
3.95% 7/1/24 (d)		7,125,000	7,461,209
4.25% 4/15/26 (d)		5,430,000	5,739,039
4.375% 5/1/26 (d)		8,768,000	9,302,144
5.25% 5/15/24 (d)		13,457,000	14,652,579
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		2,070,000	2,168,972
3.875% 7/18/29 (Reg. S)		1,240,000	1,311,300
DP World Ltd. 5.625% 9/25/48 (d)		440,000	525,415
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	7,490,000	11,819,864
			94,551,480
TOTAL INDUSTRIALS			542,483,564
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 0.75% 11/15/26 (Reg. S)	EUR	3,900,000	4,642,961
CommScope, Inc.:
5.5% 3/1/24 (d)		600,000	615,750
6% 3/1/26 (d)		600,000	630,750
HTA Group Ltd. 7% 12/18/25 (d)		650,000	692,656
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		2,935,000	3,068,909
SSL Robotics LLC 9.75% 12/31/23 (d)		750,000	840,000
			10,491,026
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (d)		14,700,000	16,124,994
5.85% 7/15/25 (d)		5,060,000	5,956,011
6.02% 6/15/26 (d)		5,064,000	6,070,037
6.1% 7/15/27 (d)		9,288,000	11,387,989
6.2% 7/15/30 (d)		8,040,000	10,214,933
TTM Technologies, Inc.:
4% 3/1/29 (d)(e)		2,950,000	2,983,188
5.625% 10/1/25 (d)		3,918,000	4,007,761
			56,744,913
IT Services - 0.2%
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		4,860,000	4,900,460
6.125% 12/1/28 (d)		8,715,000	9,009,001
Camelot Finance SA 4.5% 11/1/26 (d)		4,300,000	4,461,250
Gartner, Inc.:
3.75% 10/1/30 (d)		2,385,000	2,414,813
4.5% 7/1/28 (d)		3,690,000	3,874,500
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		835,000	840,219
10.75% 6/1/28 (d)		9,300,000	10,695,000
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		19,879,000	20,507,673
Tempo Acquisition LLC 5.75% 6/1/25 (d)		3,506,000	3,725,125
			60,428,041
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (d)		6,532,000	6,439,269
2.45% 2/15/31 (d)		63,710,000	61,871,642
2.6% 2/15/33 (d)		56,472,000	54,218,774
3.5% 2/15/41 (d)		44,880,000	44,725,209
3.75% 2/15/51 (d)		21,062,000	20,768,071
Micron Technology, Inc. 2.497% 4/24/23		27,461,000	28,605,037
ON Semiconductor Corp. 3.875% 9/1/28 (d)		2,785,000	2,910,325
			219,538,327
Software - 0.3%
Ascend Learning LLC:
6.875% 8/1/25 (d)		9,295,000	9,550,613
6.875% 8/1/25 (d)		2,277,000	2,339,618
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	6,247,919
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		2,035,000	2,202,888
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,212,604
5.25% 5/15/29 (d)		730,000	785,750
Crowdstrike Holdings, Inc. 3% 2/15/29		2,775,000	2,775,000
Nuance Communications, Inc. 5.625% 12/15/26		2,348,000	2,459,530
Open Text Corp. 3.875% 2/15/28 (d)		3,090,000	3,140,213
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		282,000	293,280
Oracle Corp.:
2.8% 4/1/27		26,554,000	28,560,539
3.6% 4/1/40		26,550,000	28,744,852
Sage Group PLC 1.625% 2/25/31 (Reg. S)	GBP	1,900,000	2,584,097
			90,896,903
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (d)		1,305,000	1,338,278
TOTAL INFORMATION TECHNOLOGY			439,437,488
MATERIALS - 0.9%
Chemicals - 0.5%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		5,414,000	5,657,630
Braskem Idesa SAPI 7.45% 11/15/29 (d)		330,000	329,225
CF Industries Holdings, Inc.:
4.95% 6/1/43		317,000	373,311
5.15% 3/15/34		178,000	215,161
5.375% 3/15/44		2,395,000	2,990,756
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	26,458,937
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (d)(f)(h)		14,212,000	14,073,142
6.5% 5/15/26 (d)		8,594,000	8,679,940
6.875% 6/15/25 (d)		2,307,000	2,347,373
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	2,397,000	3,097,393
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		6,755,000	6,955,624
7% 12/31/27 (d)		665,000	658,184
MEGlobal Canada, Inc. 5% 5/18/25 (d)		290,000	320,994
Methanex Corp.:
5.125% 10/15/27		7,417,000	7,670,661
5.25% 12/15/29		1,117,000	1,145,623
5.65% 12/1/44		4,897,000	5,043,910
NOVA Chemicals Corp. 5.25% 6/1/27 (d)		5,340,000	5,566,950
Nufarm Australia Ltd. 5.75% 4/30/26 (d)		6,497,000	6,724,395
OCP SA 6.875% 4/25/44 (d)		275,000	336,789
Olin Corp.:
5% 2/1/30		7,207,000	7,547,170
5.125% 9/15/27		3,945,000	4,090,667
5.625% 8/1/29		8,927,000	9,630,001
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,933,000	1,978,909
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,709,640
Sasol Financing U.S.A. LLC 5.875% 3/27/24		360,000	385,452
The Chemours Co. LLC:
5.375% 5/15/27		9,448,000	9,944,020
5.75% 11/15/28 (d)		19,230,000	19,710,750
Valvoline, Inc.:
3.625% 6/15/31 (d)		3,000,000	2,955,000
4.25% 2/15/30 (d)		6,000,000	6,180,000
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		2,840,000	2,944,512
			165,722,119
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		635,000	633,743
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)(e)		850,000	852,125
4% 9/1/29 (d)(e)		5,895,000	5,909,738
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		2,745,000	2,840,822
5.25% 8/15/27 (d)		3,924,000	4,063,773
6% 2/15/25 (d)		4,075,000	4,212,328
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)		10,955,000	11,097,525
7.875% 7/15/26 (d)		6,912,000	7,171,200
OI European Group BV 4% 3/15/23 (d)		800,000	818,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (d)		2,504,000	2,695,193
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		7,114,000	7,442,667
8.5% 8/15/27 (d)		6,169,000	6,616,253
			53,719,624
Metals & Mining - 0.3%
Allegheny Technologies, Inc.:
5.875% 12/1/27		15,880,000	16,773,250
7.875% 8/15/23		1,020,000	1,112,075
Alrosa Finance SA 3.1% 6/25/27 (d)		610,000	627,370
Antofagasta PLC 2.375% 10/14/30 (d)		1,860,000	1,846,515
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		545,000	577,565
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		290,000	302,869
3.15% 1/14/30 (d)		750,000	789,375
3.625% 8/1/27 (d)		5,273,000	5,754,161
3.7% 1/30/50 (d)		1,755,000	1,731,966
4.5% 8/1/47 (d)		4,170,000	4,653,459
CSN Resources SA 7.625% 2/13/23 (d)		4,085,000	4,242,017
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		2,201,000	2,258,088
6.875% 10/15/27 (d)		5,745,000	6,226,144
7.25% 4/1/23 (d)		14,962,000	15,261,240
7.5% 4/1/25 (d)		695,000	719,325
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (d)		80,000	87,900
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	943,055
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		420,000	457,931
HudBay Minerals, Inc. 4.5% 4/1/26 (d)(e)		1,290,000	1,306,938
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		1,225,000	1,403,391
Kaiser Aluminum Corp.:
4.625% 3/1/28 (d)		7,157,000	7,471,407
6.5% 5/1/25 (d)		2,712,000	2,901,840
Metinvest BV 7.75% 4/23/23 (d)		2,362,000	2,525,126
Stillwater Mining Co. 6.125% 6/27/22 (d)		3,717,000	3,742,554
TMK Capital SA 4.3% 2/12/27 (Reg. S)		990,000	1,010,728
Usiminas International SARL 5.875% 7/18/26 (d)		1,105,000	1,189,947
Vedanta Resources PLC 6.375% 7/30/22 (d)		1,810,000	1,743,822
VM Holding SA 6.5% 1/18/28 (d)		790,000	924,340
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		505,000	518,256
			89,102,654
TOTAL MATERIALS			309,178,140
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	20,270,683
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	16,065,390
3.85% 2/1/23		3,713,000	3,920,984
4.5% 12/1/28		12,665,000	14,811,757
Corporate Office Properties LP:
2.25% 3/15/26		6,484,000	6,649,092
5% 7/1/25		7,885,000	8,935,310
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,361,125
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,229,037
3.75% 12/1/24		3,445,000	3,794,820
ESH Hospitality, Inc. 5.25% 5/1/25 (d)		1,169,000	1,191,655
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		1,115,000	1,114,447
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	5,128,494
3.5% 8/1/26		5,039,000	5,574,094
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	2,259,101
3.5% 7/15/29		2,351,000	2,595,094
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	31,042,016
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	1,008,769
4.75% 10/1/24		1,225,000	1,257,156
Lexington Corporate Properties Trust:
2.7% 9/15/30		7,113,000	7,157,920
4.4% 6/15/24		2,936,000	3,193,116
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		6,728,000	7,131,680
4.5% 1/15/28		3,959,000	4,186,643
4.625% 6/15/25 (d)		1,405,000	1,489,300
5.75% 2/1/27		1,410,000	1,593,300
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26		535,000	554,153
Omega Healthcare Investors, Inc.:
3.375% 2/1/31		13,097,000	13,422,044
3.625% 10/1/29		39,642,000	41,599,440
4.375% 8/1/23		26,812,000	28,944,425
4.5% 1/15/25		6,808,000	7,417,286
4.5% 4/1/27		32,478,000	36,005,911
4.75% 1/15/28		18,782,000	20,946,888
4.95% 4/1/24		11,105,000	12,182,219
5.25% 1/15/26		18,623,000	21,158,432
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,084,200
Realty Income Corp. 3.25% 1/15/31		3,878,000	4,218,441
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,287,807
5% 12/15/23		1,293,000	1,388,891
Retail Properties America, Inc. 4.75% 9/15/30		1,467,000	1,585,467
Senior Housing Properties Trust 9.75% 6/15/25		685,000	771,481
Service Properties Trust:
3.95% 1/15/28		390,000	360,750
4.375% 2/15/30		6,145,000	5,714,850
4.95% 2/15/27		2,515,000	2,490,730
4.95% 10/1/29		2,315,000	2,233,975
5.5% 12/15/27		2,160,000	2,327,463
7.5% 9/15/25		510,000	579,950
Simon Property Group LP 2.45% 9/13/29		6,352,000	6,451,073
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,683,090
4.25% 2/1/26		18,338,000	19,657,716
Store Capital Corp.:
2.75% 11/18/30		7,730,000	7,711,868
4.625% 3/15/29		5,948,000	6,766,458
The GEO Group, Inc. 6% 4/15/26		2,299,000	1,678,270
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (d)		11,965,000	12,054,738
Uniti Group, Inc.:
7.125% 12/15/24 (d)		9,930,000	10,190,663
7.875% 2/15/25 (d)		22,415,000	24,007,922
Ventas Realty LP:
3% 1/15/30		28,128,000	29,446,860
3.125% 6/15/23		3,477,000	3,654,811
3.5% 2/1/25		3,798,000	4,123,800
3.75% 5/1/24		15,927,000	17,273,639
4% 3/1/28		6,996,000	7,883,821
4.125% 1/15/26		3,540,000	4,005,687
4.75% 11/15/30		39,136,000	46,323,110
VEREIT Operating Partnership LP:
2.2% 6/15/28		3,122,000	3,121,685
2.85% 12/15/32		3,841,000	3,832,089
3.4% 1/15/28		6,031,000	6,514,669
VICI Properties, Inc.:
3.5% 2/15/25 (d)		155,000	157,131
4.25% 12/1/26 (d)		3,430,000	3,537,702
4.625% 12/1/29 (d)		4,855,000	5,096,294
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,794,297
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	5,028,664
4% 2/1/25		21,671,000	23,792,373
			625,024,216
Real Estate Management & Development - 0.6%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	4,290,000	4,904,352
ADO Properties SA 1.875% 1/14/26 (Reg. S)	EUR	10,500,000	12,423,507
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,777,714
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	6,207,863
2% 2/15/24 (Reg. S)	EUR	1,900,000	2,396,178
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	19,448,520
3.95% 11/15/27		14,429,000	15,193,891
4.1% 10/1/24		13,139,000	14,125,107
4.55% 10/1/29		15,790,000	17,305,573
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,900,000	2,462,269
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,914,190
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	340,531
Essex Portfolio LP 3.875% 5/1/24		5,607,000	6,096,313
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	472,196
Heimstaden AB 4.25% 3/9/26 (Reg. S) (e)	EUR	800,000	954,545
Howard Hughes Corp.:
4.125% 2/1/29 (d)		1,995,000	1,980,337
4.375% 2/1/31 (d)		1,995,000	1,990,431
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	9,486,906
4.5% 4/18/22		11,063,000	11,287,826
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,702,579
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		4,920,000	4,956,900
7.625% 6/15/25 (d)		145,000	157,928
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	5,290,000	6,661,444
SATO Oyj 1.375% 2/24/28 (Reg. S)	EUR	2,150,000	2,660,232
Tanger Properties LP:
3.125% 9/1/26		8,723,000	9,026,309
3.75% 12/1/24		15,395,000	16,484,580
3.875% 12/1/23		14,754,000	15,490,086
			193,908,307
TOTAL REAL ESTATE			818,932,523
UTILITIES - 1.6%
Electric Utilities - 0.8%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,266,888
Clearway Energy Operating LLC:
4.75% 3/15/28 (d)		1,030,000	1,100,813
5% 9/15/26		6,348,000	6,538,440
5.75% 10/15/25		2,198,000	2,298,119
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	13,008,343
Duke Energy Corp. 2.45% 6/1/30		10,750,000	10,936,079
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		5,172,000	5,155,512
5.9% 12/1/21 (d)		18,694,000	19,361,531
Enel SpA 3.375% 12/31/99 (Reg. S) (f)	EUR	4,075,000	5,414,024
Entergy Corp. 2.8% 6/15/30		11,033,000	11,520,937
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		2,670,000	2,788,815
Eversource Energy 2.8% 5/1/23		9,622,000	10,050,860
Exelon Corp.:
4.05% 4/15/30		6,798,000	7,784,675
4.7% 4/15/50		3,027,000	3,770,981
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	21,072,962
7.375% 11/15/31		37,147,000	51,091,241
InterGen NV 7% 6/30/23 (d)		7,075,000	6,862,750
IPALCO Enterprises, Inc. 3.7% 9/1/24		6,665,000	7,237,863
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,725,676
NextEra Energy Partners LP:
4.25% 9/15/24 (d)		303,000	321,180
4.5% 9/15/27 (d)		596,000	663,765
NRG Energy, Inc.:
3.375% 2/15/29 (d)		6,955,000	6,884,685
3.625% 2/15/31 (d)		2,095,000	2,063,575
5.25% 6/15/29 (d)		3,295,000	3,477,444
5.75% 1/15/28		5,675,000	6,029,688
6.625% 1/15/27		1,080,000	1,123,070
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		4,016,710	4,257,713
Pattern Energy Operations LP 4.5% 8/15/28 (d)		1,985,000	2,065,417
PG&E Corp. 5.25% 7/1/30		7,335,000	7,846,250
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,842,228
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		16,385,000	16,984,199
Vistra Operations Co. LLC:
5% 7/31/27 (d)		15,490,000	16,206,413
5.5% 9/1/26 (d)		11,371,000	11,797,413
5.625% 2/15/27 (d)		8,080,000	8,443,600
			284,993,149
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		1,258,000	1,586,653
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		900,000	936,563
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,329,535
			4,852,751
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21		3,220,000	3,234,997
3.55% 6/15/26		5,152,000	5,667,932
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,180,000	1,181,475
Talen Energy Supply LLC 7.625% 6/1/28 (d)		1,965,000	2,091,841
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		767,750	837,807
TerraForm Power Operating LLC:
4.75% 1/15/30 (d)		645,000	679,133
5% 1/31/28 (d)		5,278,000	5,832,190
The AES Corp.:
3.3% 7/15/25 (d)		33,229,000	35,626,932
3.95% 7/15/30 (d)		28,974,000	31,653,805
			86,806,112
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		390,000	437,288
4.875% 4/23/30 (d)		250,000	303,359
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (d)		49,782,000	55,484,042
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		3,091,000	3,416,838
NiSource, Inc.:
2.95% 9/1/29		31,524,000	33,375,178
5.25% 2/15/43		8,116,000	10,270,365
5.8% 2/1/42		4,036,000	5,250,007
5.95% 6/15/41		5,760,000	7,724,804
Puget Energy, Inc.:
4.1% 6/15/30		12,996,000	14,512,569
6% 9/1/21		9,916,000	10,186,853
Sempra Energy:
2.875% 10/1/22		3,670,000	3,786,482
6% 10/15/39		9,562,000	12,867,283
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (f)(h)		2,459,000	2,266,993
			159,882,061
TOTAL UTILITIES			536,534,073

TOTAL NONCONVERTIBLE BONDS			12,099,458,021

TOTAL CORPORATE BONDS
(Cost $11,254,489,879)			12,126,108,340

U.S. Government and Government Agency Obligations - 31.5%
U.S. Treasury Inflation-Protected Obligations - 5.1%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50		$59,694,209	$64,317,087
0.75% 2/15/45		100,654,180	120,748,195
1% 2/15/46		49,434,312	62,412,018
1% 2/15/49		34,407,389	44,373,824
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/24		12,243,794	13,229,568
0.125% 4/15/25		50,420,500	54,549,177
0.125% 10/15/25		150,580,500	164,386,982
0.125% 1/15/30		50,620,000	55,316,301
0.25% 7/15/29		88,275,409	97,861,170
0.375% 7/15/25		177,441,751	195,567,513
0.375% 1/15/27		148,668,240	164,892,526
0.625% 1/15/26		192,448,656	214,760,689
0.75% 7/15/28		163,670,672	188,072,335
0.875% 1/15/29		209,423,565	242,517,606

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,683,004,991

U.S. Treasury Obligations - 26.4%
U.S. Treasury Bonds:
1.125% 5/15/40		207,334,000	178,112,864
1.375% 8/15/50 (j)(k)		1,000,000	834,844
1.875% 2/15/51		1,810,649,000	1,714,458,159
2.25% 8/15/46 (k)(l)		261,200	268,352
3% 2/15/47		396,205,000	468,156,446
5% 5/15/37 (k)(l)		16,600	24,250
U.S. Treasury Notes:
0.125% 1/31/23		858,900,000	858,799,346
0.125% 8/15/23		98,606,000	98,440,372
0.125% 2/15/24		20,851,000	20,759,777
0.25% 7/31/25		156,208,000	153,797,759
0.375% 12/31/25		513,887,000	506,058,250
0.5% 2/28/26		340,800,000	337,232,250
0.875% 11/15/30 (m)		305,014,000	290,811,786
1.125% 2/29/28		1,313,596,000	1,314,827,496
1.125% 2/15/31 (m)		364,350,000	355,412,039
1.625% 9/30/26		683,928,000	712,647,635
2% 4/30/24		15,926,700	16,774,050
2.125% 7/31/24		222,547,000	235,812,889
2.125% 11/30/24 (k)		5,000	5,311
2.125% 5/15/25 (j)(k)		1,465,300	1,561,861
2.125% 5/31/26		498,913,000	533,622,532
2.25% 4/30/24		126,960,000	134,686,707
2.25% 12/31/24		79,727,100	85,127,366
2.375% 4/30/26		89,077,000	96,401,495
2.5% 2/28/26		546,304,000	594,276,320
2.75% 2/15/28		96,082,900	106,719,577

TOTAL U.S. TREASURY OBLIGATIONS			8,815,629,733

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,389,722,116)			10,498,634,724

U.S. Government Agency - Mortgage Securities - 15.9%
Fannie Mae - 4.0%
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (f)(h)		19,033	19,895
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (f)(h)		14,990	15,676
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (f)(h)		4,498	4,700
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (f)(h)		14,291	15,032
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (f)(h)		14,182	14,861
12 month U.S. LIBOR + 1.620% 2.491% 3/1/33 (f)(h)		21,028	21,917
12 month U.S. LIBOR + 1.620% 2.803% 5/1/36 (f)(h)		40,869	42,951
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (f)(h)		18,029	18,967
12 month U.S. LIBOR + 1.640% 2.727% 6/1/47 (f)(h)		30,239	32,067
12 month U.S. LIBOR + 1.660% 2.332% 5/1/35 (f)(h)		43,522	45,643
12 month U.S. LIBOR + 1.670% 2.551% 11/1/36 (f)(h)		12,110	12,726
12 month U.S. LIBOR + 1.700% 2.991% 6/1/42 (f)(h)		30,814	32,297
12 month U.S. LIBOR + 1.730% 2.383% 3/1/40 (f)(h)		37,824	39,828
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (f)(h)		21,917	23,110
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (f)(h)		38,087	40,007
12 month U.S. LIBOR + 1.750% 2.577% 7/1/35 (f)(h)		10,987	11,532
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(h)		38,741	40,699
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (f)(h)		102,510	107,529
12 month U.S. LIBOR + 1.800% 2.384% 12/1/40 (f)(h)		1,214,365	1,276,931
12 month U.S. LIBOR + 1.800% 2.71% 7/1/41 (f)(h)		24,874	25,986
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (f)(h)		28,658	30,171
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (f)(h)		15,318	16,023
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (f)(h)		26,603	28,021
12 month U.S. LIBOR + 1.810% 3.141% 2/1/42 (f)(h)		65,824	69,045
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(h)		38,666	40,823
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (f)(h)		10,297	10,683
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (f)(h)		19,902	21,111
6 month U.S. LIBOR + 1.470% 2.004% 10/1/33 (f)(h)		558	578
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (f)(h)		45,338	47,096
6 month U.S. LIBOR + 1.510% 1.792% 2/1/33 (f)(h)		384	398
6 month U.S. LIBOR + 1.530% 2.025% 3/1/35 (f)(h)		8,293	8,626
6 month U.S. LIBOR + 1.530% 2.211% 12/1/34 (f)(h)		8,232	8,557
6 month U.S. LIBOR + 1.550% 1.828% 10/1/33 (f)(h)		3,240	3,365
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (f)(h)		5,303	5,525
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (f)(h)		785	820
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (f)(h)		9,604	10,094
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.277% 10/1/33 (f)(h)		71,353	75,043
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (f)(h)		8,226	8,650
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(h)		38,739	40,678
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (f)(h)		20,567	21,602
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.006% 7/1/34 (f)(h)		62,262	65,474
2.5% 5/1/31 to 10/1/50		109,198,338	114,593,870
3% 7/1/27 to 8/1/50 (j)(k)(n)		491,693,176	523,694,579
3.5% 7/1/32 to 5/1/50		204,241,750	221,479,545
4% 11/1/31 to 11/1/49 (n)		198,883,692	218,638,664
4.5% to 4.5% 6/1/33 to 8/1/49		118,918,054	131,839,745
5% 1/1/22 to 2/1/49		90,138,679	102,481,693
5.255% 8/1/41 (f)		892,468	1,011,507
5.5% 9/1/21 to 5/1/49		13,343,181	15,191,804
6% to 6% 3/1/21 to 1/1/42		3,903,249	4,608,995
6.5% 2/1/22 to 4/1/37		1,652,156	1,917,571
6.582% 2/1/39 (f)		690,310	766,066
7% to 7% 9/1/21 to 7/1/37		361,898	416,761
7.5% to 7.5% 6/1/25 to 2/1/32		162,075	184,797
8% 8/1/29 to 3/1/37		6,826	8,315

TOTAL FANNIE MAE			1,339,188,649

Freddie Mac - 2.3%
12 month U.S. LIBOR + 1.320% 1.73% 1/1/36 (f)(h)		17,240	17,923
12 month U.S. LIBOR + 1.370% 1.977% 3/1/36 (f)(h)		57,977	60,483
12 month U.S. LIBOR + 1.500% 2.406% 3/1/36 (f)(h)		43,659	45,680
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (f)(h)		10,309	10,796
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (f)(h)		544,203	570,715
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (f)(h)		215,485	226,247
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (f)(h)		121,392	127,523
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (f)(h)		4,414	4,641
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (f)(h)		20,407	21,581
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (f)(h)		18,456	19,092
12 month U.S. LIBOR + 1.880% 3.725% 4/1/41 (f)(h)		9,837	10,349
12 month U.S. LIBOR + 1.890% 2.664% 10/1/42 (f)(h)		136,223	143,752
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (f)(h)		11,594	12,229
12 month U.S. LIBOR + 1.910% 2.928% 6/1/41 (f)(h)		36,181	38,144
12 month U.S. LIBOR + 1.910% 2.986% 5/1/41 (f)(h)		28,185	29,698
12 month U.S. LIBOR + 1.910% 3.32% 5/1/41 (f)(h)		39,107	41,273
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (f)(h)		11,386	12,042
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (f)(h)		31,381	32,908
12 month U.S. LIBOR + 2.040% 2.569% 3/1/33 (f)(h)		697	730
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (f)(h)		28,776	30,454
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (f)(h)		39,032	41,266
6 month U.S. LIBOR + 1.120% 1.622% 8/1/37 (f)(h)		18,947	19,437
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (f)(h)		2,287	2,385
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (f)(h)		6,389	6,698
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (f)(h)		9,686	10,172
6 month U.S. LIBOR + 1.850% 2.438% 10/1/36 (f)(h)		77,485	81,178
6 month U.S. LIBOR + 1.860% 2.401% 10/1/35 (f)(h)		42,216	44,208
6 month U.S. LIBOR + 2.020% 2.28% 6/1/37 (f)(h)		14,619	15,352
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (f)(h)		14,459	15,237
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.967% 6/1/33 (f)(h)		52,727	55,362
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.044% 6/1/33 (f)(h)		94,411	98,965
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.68% 3/1/35 (f)(h)		195,910	206,165
2.5% 6/1/31 to 2/1/35		39,593,626	41,595,945
3% 6/1/31 to 6/1/50		179,556,103	191,677,889
3.5% 1/1/32 to 10/1/49 (j)(k)(l)(n)		243,364,298	263,799,926
3.5% 8/1/47		72,634	78,345
4% 7/1/31 to 6/1/48		198,264,208	216,930,443
4% 4/1/48		133,095	143,527
4.5% 6/1/25 to 7/1/49		39,374,508	43,786,887
5% 8/1/33 to 7/1/41		7,196,823	8,251,422
5.5% 6/1/22		14,609	14,916
6% 12/1/21 to 12/1/37		732,029	855,873
6.5% 7/1/21 to 9/1/39		884,037	1,040,997
7% 6/1/21 to 9/1/36		334,693	390,457
7.5% 1/1/27 to 11/1/31		7,309	8,500
8% 7/1/24 to 4/1/32		8,936	10,303
8.5% 12/1/22 to 1/1/28		7,310	8,240

TOTAL FREDDIE MAC			770,646,355

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		721,917	771,614
Ginnie Mae - 4.0%
3.5% 6/20/34 to 5/20/50		161,306,801	174,559,358
4% 5/20/33 to 5/20/49		213,512,962	232,320,270
4.5% 6/20/33 to 6/20/47		63,172,223	69,796,628
5% 12/15/32 to 4/20/48		18,965,723	21,353,686
5.5% 7/15/33 to 9/15/39		553,037	640,633
6% to 6% 10/15/30 to 11/15/39		194,623	224,804
7% to 7% 10/15/22 to 3/15/33		407,777	471,068
7.5% to 7.5% 2/15/22 to 9/15/31		125,355	139,571
8% 11/15/21 to 11/15/29		27,534	30,042
8.5% 11/15/21 to 1/15/31		6,849	8,003
9% 1/15/23		50	53
9.5% 3/15/23		1	1
2% 2/20/51		8,300,000	8,438,391
2% 3/1/51 (e)		24,400,000	24,778,959
2% 3/1/51 (e)		21,350,000	21,681,589
2% 3/1/51 (e)		35,600,000	36,152,907
2% 3/1/51 (e)		13,200,000	13,405,011
2% 3/1/51 (e)		18,700,000	18,990,432
2% 3/1/51 (e)		13,300,000	13,506,564
2% 3/1/51 (e)		15,500,000	15,740,732
2% 4/1/51 (e)		41,400,000	41,957,277
2% 4/1/51(e)		20,700,000	20,978,639
2.5% 3/1/51 (e)		14,700,000	15,265,265
2.5% 3/1/51 (e)		39,600,000	41,122,755
2.5% 3/1/51 (e)		25,350,000	26,324,794
2.5% 3/1/51 (e)		16,750,000	17,394,094
2.5% 3/1/51 (e)		40,150,000	41,693,904
2.5% 3/1/51 (e)		1,800,000	1,869,216
2.5% 3/1/51 (e)		1,900,000	1,973,061
2.5% 3/1/51 (e)		39,800,000	41,330,445
2.5% 4/1/51 (e)		55,450,000	57,458,782
3% 5/20/42 to 9/20/50		116,106,541	121,521,776
3% 3/1/51 (e)		13,900,000	14,480,702
3% 3/1/51 (e)		11,150,000	11,615,815
3% 3/1/51 (e)		17,300,000	18,022,744
3% 3/1/51 (e)		22,150,000	23,075,363
3% 3/1/51 (e)		159,275,000	165,929,048
6.5% 3/20/31 to 6/15/37		138,550	162,801

TOTAL GINNIE MAE			1,314,415,183

Uniform Mortgage Backed Securities - 5.6%
1.5% 3/1/36 (e)		39,400,000	39,904,667
1.5% 3/1/36 (e)		26,675,000	27,016,675
2% 3/1/51 (e)		24,100,000	24,329,420
2% 3/1/51 (e)		6,600,000	6,662,829
2% 3/1/51 (e)		11,550,000	11,659,950
2% 3/1/51 (e)		13,750,000	13,880,893
2% 3/1/51 (e)		29,500,000	29,780,825
2% 3/1/51 (e)		15,000,000	15,142,793
2% 3/1/51 (e)		24,250,000	24,480,848
2% 3/1/51 (e)		23,650,000	23,875,136
2% 3/1/51 (e)		9,000,000	9,085,676
2% 3/1/51 (e)		23,400,000	23,622,756
2% 3/1/51 (e)		23,200,000	23,420,852
2% 3/1/51 (e)		46,800,000	47,245,513
2% 3/1/51 (e)		39,150,000	39,522,688
2% 3/1/51 (e)		11,950,000	12,063,758
2% 3/1/51 (e)		18,900,000	19,079,919
2% 4/1/51 (e)		47,150,000	47,497,543
2% 4/1/51 (e)		71,550,000	72,077,395
2% 4/1/51 (e)		71,550,000	72,077,395
2.5% 3/1/51 (e)		41,000,000	42,515,077
2.5% 3/1/51 (e)		67,400,000	69,890,639
2.5% 3/1/51 (e)		67,770,000	70,274,312
2.5% 3/1/51 (e)		11,800,000	12,236,047
2.5% 3/1/51 (e)		12,700,000	13,169,304
2.5% 3/1/51 (e)		39,600,000	41,063,343
2.5% 3/1/51 (e)		25,350,000	26,286,761
2.5% 3/1/51 (e)		6,600,000	6,843,890
2.5% 3/1/51 (e)		31,250,000	32,404,784
2.5% 3/1/51 (e)		37,475,000	38,859,817
2.5% 3/1/51 (e)		42,825,000	44,407,517
2.5% 3/1/51 (e)		29,650,000	30,745,659
2.5% 3/1/51 (e)		21,425,000	22,216,720
2.5% 3/1/51 (e)		28,400,000	29,449,468
2.5% 4/1/51 (e)		71,250,000	73,727,049
3% 3/1/51 (e)		6,950,000	7,277,681
3% 3/1/51 (e)		9,050,000	9,476,693
3% 3/1/51 (e)		24,000,000	25,131,562
3% 3/1/51 (e)		39,600,000	41,467,077
3% 3/1/51 (e)		25,350,000	26,545,212
3% 3/1/51 (e)		63,900,000	66,912,783
3% 3/1/51 (e)		58,300,000	61,048,752
3% 3/1/51 (e)		52,075,000	54,530,253
3% 3/1/51 (e)		66,250,000	69,373,582
3% 3/1/51 (e)		35,000,000	36,650,194
3% 3/1/51 (e)		32,900,000	34,451,182
3% 3/1/51 (e)		32,900,000	34,451,182
3% 3/1/51 (e)		42,325,000	44,320,556
3% 3/1/51 (e)		8,600,000	9,005,476
3% 3/1/51 (e)		24,500,000	25,655,136
3% 3/1/51 (e)		35,150,000	36,807,266
3% 3/1/51 (e)		25,400,000	26,597,569
3% 3/1/51 (e)		23,400,000	24,503,273
3% 4/1/51 (e)		11,900,000	12,462,925
3% 4/1/51 (e)		71,175,000	74,541,905
3% 4/1/51 (e)		150,000	157,096
3.5% 3/1/51 (e)		50,000	53,043
3.5% 3/1/51 (e)		50,000	53,043
3.5% 3/1/51 (e)		50,000	53,043
3.5% 3/1/51 (e)		18,605,000	19,737,289
3.5% 3/1/51 (e)		25,000	26,521

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,877,808,212

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,217,375,572)			5,302,830,013

Asset-Backed Securities - 5.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$7,893,753	$7,853,262
Series 2019-1 Class A, 3.844% 5/15/39 (d)		13,386,466	13,511,095
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		21,901,264	22,029,997
Class B, 4.458% 10/16/39 (d)		3,994,441	3,763,058
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)		8,900,000	8,907,525
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5424% 7/22/32 (d)(f)(h)		30,202,000	30,224,017
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (d)(f)(h)		18,340,000	18,375,488
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (d)(f)(h)		31,100,000	31,122,019
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.554% 1/20/33 (d)(f)(h)		11,198,000	11,233,218
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		478,000	530,462
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		1,082,438	1,176,241
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		1,118,000	1,241,239
Class XS, 0% 10/17/52 (c)(d)(f)(o)		764,366	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		10,870,261	10,871,262
Class B, 4.335% 1/16/40 (d)		1,796,414	1,689,912
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (d)(f)(h)		20,251,000	20,292,899
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (d)(f)(h)		24,810,000	24,838,631
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 4/15/31 (d)(f)(h)		22,555,000	22,608,275
Ares XLI CLO Ltd. / Ares XLI CLO LLC:
Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 1/15/29 (d)(f)(h)		25,124,000	25,117,719
Series 2021-41A Class AR2, 1 month U.S. LIBOR + 1.070% 1.07% 4/15/34 (d)(e)(f)(h)		27,448,000	27,448,000
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/33 (d)(f)(h)		8,282,000	8,309,596
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 3.9527% 6/26/34 (d)(f)(h)		6,878	23,553
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6413% 10/15/32 (d)(f)(h)		29,072,000	29,146,744
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (d)(f)(h)		31,300,000	31,328,014
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5534% 1/17/33 (d)(f)(h)		12,769,000	12,824,839
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		21,932,227	21,993,023
Class AA, 2.487% 12/16/41 (d)(f)		3,460,375	3,471,202
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (d)(f)(h)		24,711,000	24,702,920
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(h)		330,000	33
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)		5,582,608	5,643,363
Series 2020-HB3 Class A, 2.8115% 5/25/30(d)(f)		1,871,379	1,889,425
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		18,109,541	18,144,916
Class B, 5.095% 4/15/39 (d)		8,870,548	8,550,438
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)		16,584,033	16,706,437
Series 2021-1A Class A, 3.474% 1/15/46 (d)		8,362,343	8,478,615
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.564% 10/20/32 (d)(f)(h)		16,659,000	16,742,945
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (d)(f)(h)		11,001,000	11,026,687
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (d)(f)(h)		17,350,000	17,411,263
CEDF:
Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.314% 10/20/28 (d)(f)(h)		5,938,000	5,940,708
Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 0% 4/20/34 (d)(e)(f)(h)		23,812,000	23,812,000
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (d)(f)(h)		23,194,000	23,317,972
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4676% 10/25/37 (d)(f)(h)		5,793,555	5,824,525
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (d)(f)(h)		31,300,000	31,300,000
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (d)(f)(h)		41,300,000	41,387,845
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)		421,338	422,394
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)		4,479,066	4,532,761
Series 2019-P1 Class A, 2.94% 7/15/26 (d)		1,937,995	1,947,172
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(h)		387,945	39
DataBank Issuer, LLC Series 2021-1A Class B, 2.65% 2/27/51 (d)		422,000	422,042
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)		10,733,050	10,973,578
Class A2II, 4.03% 11/20/47 (d)		18,182,650	19,262,881
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5513% 7/15/32 (d)(f)(h)		23,190,000	23,206,650
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 7/15/30 (d)(f)(h)		11,304,000	11,301,174
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.554% 10/20/32 (d)(f)(h)		22,298,000	22,388,998
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (d)(f)(h)		13,000,000	13,011,531
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (d)(f)(h)		21,454,000	21,531,728
Dryden Senior Loan Fund:
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.5238% 5/15/32 (d)(f)(h)		17,982,000	17,991,872
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4034% 4/17/33 (d)(f)(h)		16,400,000	16,508,142
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 10/15/30 (d)(f)(h)		29,300,000	29,412,043
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (d)(f)(h)		31,400,000	31,452,846
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4101% 1/15/34 (d)(f)(h)		6,600,000	6,600,000
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)		12,900,000	12,895,504
FirstKey Homes Trust Series 2020-SFR1 Class F2, 4.284% 9/17/25 (d)		756,000	787,605
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.5138% 11/16/32 (d)(f)(h)		22,515,000	22,583,491
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (d)(f)(h)		29,800,000	30,057,770
Home Partners of America Trust:
Series 2017-1 Class E, 1 month U.S. LIBOR + 2.650% 2.756% 7/17/34 (d)(f)(h)		231,000	231,269
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.456% 7/17/37 (d)(f)(h)		708,000	711,473
Series 2019-2 Class F, 3.866% 10/19/39 (d)		943,467	933,167
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		8,673,741	8,758,541
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		9,719,356	9,745,128
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (d)(f)(h)		15,100,000	15,110,691
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1424% 1/22/28 (d)(f)(h)		18,348,000	18,346,440
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (d)(e)(f)(h)		33,250,000	33,250,000
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5413% 7/15/32 (d)(f)(h)		24,205,000	24,221,484
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 7/15/31 (d)(f)(h)		30,870,000	30,938,902
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 10/15/32 (d)(f)(h)		10,889,000	10,949,096
Magnetite XXI Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.504% 4/20/30 (d)(f)(h)		18,545,000	18,548,116
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 1/15/33 (d)(f)(h)		33,783,000	33,888,538
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 0% 4/20/34 (d)(f)(h)		23,008,000	23,008,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 1/15/34 (d)(e)(f)(h)		28,450,000	28,450,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)		5,068,180	5,111,154
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33(f)		111,178	115,463
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/30 (d)(f)(h)		24,741,000	24,750,377
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (d)		3,258,555	3,264,174
Series 2020-1A Class A1, 1.2686% 9/25/30 (d)		17,453,197	17,429,618
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.8826% 9/25/35 (f)(h)		39,609	39,588
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5234% 7/17/32 (d)(f)(h)		22,017,000	22,041,087
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0178% 7/25/25 (f)(h)		931,408	932,162
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 0.9476% 1/25/36 (f)(h)		805,031	808,023
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		36,822,425	37,024,948
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		17,657,640	16,834,794
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)		160,000	163,054
Series 2018-SFR1 Class F, 4.778% 3/17/35 (d)		472,000	473,886
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)		524,000	530,194
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (d)		689,000	702,022
Class G, 5.618% 10/17/35 (d)		400,000	404,016
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)		600,000	619,725
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)		208,000	201,910
Series 2019-SFR3 Class G, 4.116% 9/17/36 (d)		466,000	471,191
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,943,000	1,967,287
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		674,000	679,332
Class H, 5.268% 4/17/37 (d)		189,000	194,019
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		483,000	487,887
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		17,363,760	17,385,348
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (d)		66,600	66,726
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		20,790,248	20,728,636
Class B, 4.335% 3/15/40 (d)		1,975,003	1,779,359
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		22,598,000	23,925,368
1.884% 7/15/50 (d)		9,101,000	9,386,802
2.328% 7/15/52 (d)		6,959,000	7,201,747
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.204% 5/1/28 (d)(f)(h)		27,133,495	27,153,655
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4867% 1/15/34 (d)(f)(h)		17,900,000	17,931,522
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.08% 4/20/33 (d)(e)(f)(h)		24,800,000	24,800,000
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 2.899% 2/5/36 (c)(d)(f)(h)		354,714	27
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.6951% 12/5/36 (c)(d)(f)(h)		705,954	53
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.224% 1/20/29 (d)(f)(h)		16,565,000	16,592,266
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (f)(h)		15,831	14,725
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		11,397,073	11,576,038
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)		19,947,329	19,900,502
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		28,947,779	28,737,989
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (d)		13,373,978	14,135,073
Series 2019-1 Class A1, 3.7412% 3/25/58 (d)(f)		6,359,547	6,768,722
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7973% 4/6/42 (d)(f)(h)		1,639,000	1,048,960
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)		280,000	291,433
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)		1,584,000	1,675,243
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		924,000	957,078
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		269,000	286,640
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)		3,662,000	3,665,787
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)		734,000	752,996
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5913% 4/15/32 (d)(f)(h)		21,084,000	21,083,810
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.9234% 7/16/31 (d)(f)(h)		26,047,000	26,117,926
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/30 (d)(f)(h)		19,206,000	19,254,015
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.494% 7/20/32 (d)(f)(h)		23,497,000	23,515,633
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.8234% 7/19/31 (d)(f)(h)		29,300,000	29,360,212
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (d)(f)(h)		39,250,000	39,467,170
TOTAL ASSET-BACKED SECURITIES
(Cost $1,743,311,246)			1,755,999,828

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 0.4%
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.5516% 7/26/36 (d)(f)		110,854	109,646
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)		20,800,000	20,776,642
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)		16,634,412	16,631,883
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)		1,508,772	1,508,374
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)		4,477	701
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4739% 5/27/37 (d)(f)(h)		2,181,906	2,121,293
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(h)		150,908	15
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5611% 2/20/49 (f)(h)		5,054,296	5,105,461
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 1.9937% 3/25/37 (f)		5,054	5,041
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (d)(f)(h)		6,837,967	6,854,070
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(f)		42,614,000	43,625,315
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)		1,888,122	1,898,466
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.1311% 7/26/45 (d)(f)		578,157	570,760
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		6,199,405	6,163,932
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (f)(h)		4,554	4,411
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (d)(f)(h)		14,224,000	14,254,454
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.4376% 9/25/43 (f)(h)		2,128,165	2,069,695

TOTAL PRIVATE SPONSOR			121,700,159

U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9176% 2/25/32 (f)(h)		7,270	7,397
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1083% 3/18/32 (f)(h)		13,053	13,338
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1176% 4/25/32 (f)(h)		14,796	15,170
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1176% 10/25/32 (f)(h)		19,446	19,890
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8676% 1/25/32 (f)(h)		7,197	7,314
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9824% 12/25/33 (f)(o)(p)		244,576	65,999
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5624% 11/25/36 (f)(o)(p)		183,364	37,892
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		2,272	2,372
Series 1993-207 Class H, 6.5% 11/25/23		56,079	59,638
Series 1996-28 Class PK, 6.5% 7/25/25		20,221	21,579
Series 1999-17 Class PG, 6% 4/25/29		94,935	105,503
Series 1999-32 Class PL, 6% 7/25/29		99,600	111,036
Series 1999-33 Class PK, 6% 7/25/29		73,919	82,501
Series 2001-52 Class YZ, 6.5% 10/25/31		10,248	11,921
Series 2003-28 Class KG, 5.5% 4/25/23		27,392	28,478
Series 2005-102 Class CO 11/25/35 (q)		49,128	45,659
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.2442% 8/25/35 (f)(p)		13,052	17,538
Series 2005-81 Class PC, 5.5% 9/25/35		138,176	156,600
Series 2006-12 Class BO 10/25/35 (q)		224,317	208,309
Series 2006-15 Class OP 3/25/36 (q)		256,696	235,322
Series 2006-37 Class OW 5/25/36 (q)		24,668	22,299
Series 2006-45 Class OP 6/25/36 (q)		79,757	72,572
Series 2006-62 Class KP 4/25/36 (q)		131,499	120,859
Series 2012-149:
Class DA, 1.75% 1/25/43		2,517,112	2,584,755
Class GA, 1.75% 6/25/42		2,715,198	2,790,485
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		21,177	24,101
Series 1999-25 Class Z, 6% 6/25/29		80,189	90,458
Series 2001-20 Class Z, 6% 5/25/31		100,998	113,245
Series 2001-31 Class ZC, 6.5% 7/25/31		54,732	62,657
Series 2002-16 Class ZD, 6.5% 4/25/32		33,015	38,508
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4324% 11/25/32 (f)(o)(p)		121,813	17,137
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		429,775	26,514
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5224% 12/25/36 (f)(o)(p)		130,909	33,001
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3224% 5/25/37 (f)(o)(p)		69,619	15,212
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.4671% 9/25/23 (f)(p)		2,616	3,035
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9824% 3/25/33 (f)(o)(p)		16,710	3,799
Series 2005-72 Class ZC, 5.5% 8/25/35		1,008,969	1,141,090
Series 2005-79 Class ZC, 5.9% 9/25/35		719,958	816,389
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.9142% 6/25/37 (f)(p)		59,010	121,433
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (f)(p)		88,657	183,281
Class SB, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (f)(p)		30,113	55,686
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.4274% 8/25/37 (f)(o)(p)		2,637,862	570,910
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2324% 3/25/38 (f)(o)(p)		450,010	91,815
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9324% 12/25/40 (f)(o)(p)		433,800	83,024
Class ZA, 4.5% 12/25/40		1,787,269	1,953,671
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		233,403	13,522
Series 2010-150 Class ZC, 4.75% 1/25/41		2,417,280	2,691,860
Series 2010-17 Class DI, 4.5% 6/25/21 (o)		1	0
Series 2010-95 Class ZC, 5% 9/25/40		5,168,657	5,752,478
Series 2011-39 Class ZA, 6% 11/25/32		310,578	358,341
Series 2011-4 Class PZ, 5% 2/25/41		892,372	1,061,014
Series 2011-67 Class AI, 4% 7/25/26 (o)		74,799	3,989
Series 2011-83 Class DI, 6% 9/25/26 (o)		34,139	1,043
Series 2012-100 Class WI, 3% 9/25/27 (o)		1,584,632	120,527
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5324% 12/25/30 (f)(o)(p)		391,347	34,705
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4324% 6/25/41 (f)(o)(p)		427,345	45,646
Series 2013-133 Class IB, 3% 4/25/32 (o)		838,415	38,106
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9324% 1/25/44 (f)(o)(p)		546,605	95,763
Series 2013-51 Class GI, 3% 10/25/32 (o)		1,693,950	130,175
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6024% 6/25/35 (f)(o)(p)		345,456	66,967
Series 2015-42 Class IL, 6% 6/25/45 (o)		2,599,730	512,073
Series 2015-70 Class JC, 3% 10/25/45		2,247,759	2,385,795
Series 2017-30 Class AI, 5.5% 5/25/47 (o)		1,451,688	293,238
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)		67,079	12,675
Series 343 Class 16, 5.5% 5/25/34 (o)		59,492	10,101
Series 348 Class 14, 6.5% 8/25/34 (f)(o)		41,428	9,524
Series 351:
Class 12, 5.5% 4/25/34 (f)(o)		26,479	5,018
Class 13, 6% 3/25/34 (o)		36,775	7,003
Series 359 Class 19, 6% 7/25/35(f)(o)		22,699	4,739
Series 384 Class 6, 5% 7/25/37 (o)		274,352	50,132
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9123% 1/15/32 (f)(h)		6,277	6,388
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (f)(h)		8,060	8,233
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1123% 3/15/32 (f)(h)		8,440	8,631
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0123% 6/15/31 (f)(h)		14,559	14,838
Class FG, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (f)(h)		4,517	4,606
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3623% 5/15/37 (f)(h)		340,251	341,607
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		110,892	123,802
Series 2101 Class PD, 6% 11/15/28		9,620	10,713
Series 2121 Class MG, 6% 2/15/29		41,954	46,801
Series 2131 Class BG, 6% 3/15/29		321,198	359,368
Series 2137 Class PG, 6% 3/15/29		48,607	54,470
Series 2154 Class PT, 6% 5/15/29		81,040	90,765
Series 2162 Class PH, 6% 6/15/29		17,012	18,919
Series 2520 Class BE, 6% 11/15/32		122,544	140,955
Series 2693 Class MD, 5.5% 10/15/33		1,249,569	1,425,057
Series 2802 Class OB, 6% 5/15/34		129,717	145,953
Series 3002 Class NE, 5% 7/15/35		325,676	364,413
Series 3110 Class OP 9/15/35 (q)		130,888	126,613
Series 3119 Class PO 2/15/36 (q)		302,033	276,408
Series 3121 Class KO 3/15/36 (q)		49,202	45,740
Series 3123 Class LO 3/15/36 (q)		172,518	158,013
Series 3145 Class GO 4/15/36 (q)		171,903	158,367
Series 3189 Class PD, 6% 7/15/36		271,059	318,135
Series 3225 Class EO 10/15/36 (q)		90,935	82,892
Series 3258 Class PM, 5.5% 12/15/36		129,555	148,714
Series 3415 Class PC, 5% 12/15/37		116,593	130,301
Series 3786 Class HI, 4% 3/15/38 (o)		109,231	1,820
Series 3806 Class UP, 4.5% 2/15/41		709,833	787,695
Series 3832 Class PE, 5% 3/15/41		1,323,732	1,481,330
Series 4135 Class AB, 1.75% 6/15/42		2,042,335	2,099,086
sequential payer:
Series 2135 Class JE, 6% 3/15/29		21,189	23,687
Series 2274 Class ZM, 6.5% 1/15/31		31,319	35,652
Series 2281 Class ZB, 6% 3/15/30		59,698	66,239
Series 2303 Class ZV, 6% 4/15/31		29,501	33,175
Series 2357 Class ZB, 6.5% 9/15/31		226,440	263,321
Series 2502 Class ZC, 6% 9/15/32		57,198	65,656
Series 2519 Class ZD, 5.5% 11/15/32		82,045	92,785
Series 2546 Class MJ, 5.5% 3/15/23		17,611	18,350
Series 2601 Class TB, 5.5% 4/15/23		8,073	8,407
Series 2998 Class LY, 5.5% 7/15/25		41,748	44,826
Series 3871 Class KB, 5.5% 6/15/41		1,887,010	2,208,126
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4878% 2/15/36 (f)(o)(p)		85,404	17,414
Series 2013-4281 Class AI, 4% 12/15/28 (o)		651,059	30,841
Series 2017-4683 Class LM, 3% 5/15/47		3,357,770	3,556,977
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.0704% 8/15/24 (f)(p)		238	274
Class SD, 86.400% - 1 month U.S. LIBOR 84.9907% 8/15/24 (f)(p)		350	445
Series 2933 Class ZM, 5.75% 2/15/35		1,395,617	1,637,092
Series 2935 Class ZK, 5.5% 2/15/35		1,264,380	1,443,801
Series 2947 Class XZ, 6% 3/15/35		478,300	554,214
Series 2996 Class ZD, 5.5% 6/15/35		1,042,831	1,211,646
Series 3237 Class C, 5.5% 11/15/36		1,386,473	1,586,606
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5478% 11/15/36 (f)(o)(p)		366,998	86,584
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6378% 3/15/37 (f)(o)(p)		576,660	141,587
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6478% 4/15/37 (f)(o)(p)		808,391	200,923
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4678% 6/15/37 (f)(o)(p)		285,945	60,541
Series 3949 Class MK, 4.5% 10/15/34		232,124	255,862
Series 3955 Class YI, 3% 11/15/21 (o)		56,824	422
Series 4055 Class BI, 3.5% 5/15/31 (o)		798,745	39,990
Series 4149 Class IO, 3% 1/15/33 (o)		864,053	94,142
Series 4314 Class AI, 5% 3/15/34 (o)		243,388	16,213
Series 4427 Class LI, 3.5% 2/15/34 (o)		1,749,600	131,552
Series 4471 Class PA 4% 12/15/40		1,387,682	1,488,600
target amortization class Series 2156 Class TC, 6.25% 5/15/29		51,807	56,062
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0265% 2/15/24 (f)(h)		14,444	14,530
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		38,130	42,446
Series 2056 Class Z, 6% 5/15/28		89,261	99,588
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		2,867,073	3,130,020
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		6,853,702	7,433,295
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5826% 6/16/37 (f)(o)(p)		158,195	35,478
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6775% 3/20/60 (f)(h)(r)		2,086,014	2,092,407
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 7/20/60 (f)(h)(r)		281,919	281,370
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4439% 9/20/60 (f)(h)(r)		343,631	342,772
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4439% 8/20/60 (f)(h)(r)		346,348	345,521
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5239% 12/20/60 (f)(h)(r)		692,909	692,487
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 12/20/60 (f)(h)(r)		822,987	824,704
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 2/20/61 (f)(h)(r)		1,312,093	1,314,121
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6339% 2/20/61 (f)(h)(r)		1,857,177	1,859,872
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 4/20/61 (f)(h)(r)		778,304	779,975
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (f)(h)(r)		1,102,135	1,104,503
Class FC, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (f)(h)(r)		888,203	890,112
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6739% 6/20/61 (f)(h)(r)		1,046,141	1,048,939
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 10/20/61 (f)(h)(r)		2,102,393	2,111,315
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 11/20/61 (f)(h)(r)		1,124,895	1,132,162
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 1/20/62(f)(h)(r)		752,396	756,985
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 1/20/62 (f)(h)(r)		1,072,673	1,077,841
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 3/20/62 (f)(h)(r)		680,972	683,943
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7939% 5/20/61 (f)(h)(r)		23,616	23,745
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6639% 10/20/62 (f)(h)(r)		549,443	550,751
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6739% 7/20/60 (f)(h)(r)		17,374	17,385
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5039% 3/20/63 (f)(h)(r)		989,957	989,043
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 1/20/64 (f)(h)(r)		933,019	936,500
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7439% 12/20/63 (f)(h)(r)		3,648,994	3,663,507
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6439% 6/20/64 (f)(h)(r)		4,301,518	4,310,634
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.6439% 9/20/64 (f)(h)(r)		14,286,932	14,317,496
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5439% 12/20/62 (f)(h)(r)		61,678	61,673
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5111% 1/20/49 (f)(h)		6,718,344	6,777,933
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6111% 10/20/49 (f)(h)		2,421,614	2,444,283
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5611% 12/20/49 (f)(h)		8,197,612	8,265,875
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5111% 5/20/49 (f)(h)		6,065,566	6,121,004
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6111% 8/20/49 (f)(h)		3,385,041	3,418,081
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5111% 3/20/50 (f)(h)		7,832,469	7,882,805
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7777% 12/20/40 (f)(p)		2,529,753	2,957,913
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		105,723	9,676
Series 2016-69 Class WA, 3% 2/20/46		2,070,801	2,202,513
Series 2017-134 Class BA, 2.5% 11/20/46		3,031,908	3,184,639
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		468,133	523,882
Series 2010-160 Class DY, 4% 12/20/40		4,946,271	5,377,594
Series 2010-170 Class B, 4% 12/20/40		1,106,010	1,202,642
Series 2017-139 Class BA, 3% 9/20/47		10,308,351	10,802,331
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3926% 5/16/34 (f)(o)(p)		91,207	17,812
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0926% 8/17/34 (f)(o)(p)		92,241	21,565
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5557% 6/16/37 (f)(p)		8,387	15,294
Series 2010-116 Class QB, 4% 9/16/40		11,106,282	12,040,347
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 5/20/60 (f)(h)(r)		810,560	809,023
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9889% 7/20/41 (f)(o)(p)		432,718	82,874
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5926% 6/16/42 (f)(o)(p)		335,505	72,350
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5185% 4/20/39 (f)(p)		84,226	88,264
Class ST, 8.800% - 1 month U.S. LIBOR 8.6518% 8/20/39 (f)(p)		169,128	173,474
Series 2013-149 Class MA, 2.5% 5/20/40		5,503,095	5,695,057
Series 2014-2 Class BA, 3% 1/20/44		5,603,462	5,947,075
Series 2014-21 Class HA, 3% 2/20/44		2,249,410	2,388,425
Series 2014-25 Class HC, 3% 2/20/44		3,654,568	3,863,933
Series 2014-5 Class A, 3% 1/20/44		3,274,136	3,457,847
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		224,550	226,560
Series 2017-186 Class HK, 3% 11/16/45		5,209,031	5,512,810
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.46% 8/20/66 (f)(h)(r)		8,779,031	8,694,614

TOTAL U.S. GOVERNMENT AGENCY			213,690,086

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $329,326,582)			335,390,245

Commercial Mortgage Securities - 3.1%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.212% 4/15/35 (d)(f)(h)		710,000	639,518
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.412% 6/15/35 (d)(f)(h)		304,000	290,297
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.312% 3/15/34 (d)(f)(h)		987,000	940,123
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.062% 4/15/36 (d)(f)(h)		1,880,000	1,803,960
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (d)(f)(h)		23,291,000	23,342,527
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		11,600,000	11,895,141
Class ANM, 3.112% 11/5/32 (d)		14,236,000	14,500,842
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)		831,000	856,161
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		3,196,000	3,083,865
Class CNM, 3.7186% 11/5/32 (d)(f)		1,322,000	1,227,445
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52		2,606,000	2,780,351
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		1,426,000	1,311,641
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		830,000	727,392
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		1,738,000	1,562,102
Class E, 2.8% 11/15/50 (d)		1,092,000	759,471
Series 2018-BN12 Class D, 3% 5/15/61 (d)		866,000	743,817
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		735,000	631,315
Class E, 3% 11/15/61 (d)		735,000	577,462
Series 2019-BN18:
Class D, 3% 5/15/62 (d)		1,150,000	1,065,510
Class E, 3% 5/15/62 (d)		588,000	517,703
Series 2019-BN19 Class D, 3% 8/15/61 (d)		1,680,000	1,569,481
Series 2019-BN20 Class D, 2.5% 9/15/62 (d)		1,743,000	1,585,089
Series 2019-BN21 Class E, 2.5% 10/17/52 (d)		950,000	807,792
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		430,000	388,557
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		441,000	348,479
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		525,000	442,936
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)		357,000	301,197
Class MCDG, 2.9182% 12/15/53 (f)		1,449,000	1,226,195
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)		610,000	621,312
Class D, 3.25% 2/15/50 (d)		1,222,000	1,120,538
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.8725% 7/15/49 (f)(o)		25,780,264	1,723,488
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)		333,000	293,744
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (c)(d)(f)(o)		1,334,030	0
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)		1,476,000	1,133,001
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)		868,000	708,752
Class E, 3.6089% 8/14/36 (d)(f)		637,000	456,493
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		628,000	467,907
Series 2020-C7 Class D, 3.605% 4/15/53 (d)(f)		393,000	383,828
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		2,953,000	3,383,343
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)		719,000	686,428
Class 225E, 3.2943% 12/15/62 (d)(f)		485,000	433,856
Class A5, 3.0486% 12/15/62		1,608,000	1,732,504
Series 2020-B20 Class E, 2% 10/15/53 (d)		1,029,000	790,270
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)		614,000	529,142
Class E, 3% 5/15/53 (d)(f)		614,000	474,563
Series 2019-B12 Class D, 3% 8/15/52 (d)		682,000	623,305
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(f)		1,995,000	1,933,236
Class D, 2.25% 7/15/53 (d)		1,365,000	1,167,183
Series 2020-B21:
Class D, 2% 12/17/53 (d)		798,000	658,564
Class E, 2% 12/17/53 (d)		737,000	573,235
Series 2020-B22 Class E, 2% 1/15/54 (d)		894,000	704,459
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)		546,000	532,345
Class D, 3.2931% 9/15/48 (d)(f)		693,000	620,711
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)		1,400,000	1,149,709
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.962% 10/15/35 (d)(f)(h)		993,000	996,749
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (d)(f)(h)		13,834,000	13,972,256
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.05% 8/15/36 (d)(f)(h)		570,500	569,066
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.512% 6/15/35 (d)(f)(h)		294,000	267,916
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0631% 3/15/37 (d)(f)(h)		695,000	695,640
Class F, 1 month U.S. LIBOR + 2.470% 2.5831% 3/15/37 (d)(f)(h)		1,274,000	1,274,769
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.112% 11/15/32 (d)(f)(h)		340,000	339,260
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.112% 12/15/36 (d)(f)(h)		13,434,768	13,434,765
Class C, 1 month U.S. LIBOR + 1.120% 1.232% 12/15/36 (d)(f)(h)		10,717,276	10,717,274
Class D, 1 month U.S. LIBOR + 1.250% 1.362% 12/15/36 (d)(f)(h)		18,160,189	18,160,184
Class G, 1 month U.S. LIBOR + 2.500% 2.612% 12/15/36 (d)(f)(h)		3,269,373	3,268,715
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.862% 11/15/32 (d)(f)(h)		945,000	952,092
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.988% 11/15/32 (d)(f)(h)		5,594,000	5,597,478
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (d)(f)(h)		37,111,774	37,139,712
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.112% 11/15/32 (d)(f)(h)		20,155,000	20,217,996
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (d)(f)		5,234,000	5,238,871
Class E, 3.667% 3/11/44 (d)(f)		2,722,000	2,613,427
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.362% 7/15/34 (d)(f)(h)		1,145,800	1,141,470
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.737% 9/15/37 (d)(f)(h)		6,299,990	4,993,217
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.912% 11/15/35 (d)(f)(h)		6,762,700	6,764,825
Class G, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/35 (d)(f)(h)		1,467,200	1,469,784
Class H, 1 month U.S. LIBOR + 3.000% 3.112% 11/15/35 (d)(f)(h)		548,100	548,272
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3486% 10/15/36 (d)(f)(h)		972,000	923,464
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.412% 4/15/34 (d)(f)(h)		11,328,000	11,271,406
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 4/15/34 (d)(f)(h)		7,490,000	7,396,460
Class D, 1 month U.S. LIBOR + 1.900% 2.012% 4/15/34 (d)(f)(h)		7,862,000	7,744,175
Class G, 1 month U.S. LIBOR + 3.600% 3.712% 4/15/34 (d)(f)(h)		1,533,000	1,441,106
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.192% 10/15/36 (d)(f)(h)		10,899,837	10,907,652
Class C, 1 month U.S. LIBOR + 1.250% 1.362% 10/15/36 (d)(f)(h)		13,702,165	13,711,956
Class D, 1 month U.S. LIBOR + 1.450% 1.562% 10/15/36 (d)(f)(h)		19,408,394	19,422,209
Class E, 1 month U.S. LIBOR + 1.800% 1.912% 10/15/36 (d)(f)(h)		27,270,478	27,289,759
Class F, 1 month U.S. LIBOR + 2.000% 2.112% 10/15/36 (d)(f)(h)		589,514	589,929
Class J, 1 month U.S. LIBOR + 2.650% 2.762% 10/15/36 (d)(f)(h)		8,069,031	8,071,832
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.712% 12/15/36 (d)(f)(h)		13,591,450	13,587,366
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.512% 2/15/36 (d)(f)(h)		589,000	589,325
Class FV, 1 month U.S. LIBOR + 2.400% 2.512% 2/15/36 (d)(f)(h)		342,000	342,202
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.1123% 1/15/34 (d)(f)(h)		408,000	408,255
Class G, 1 month U.S. LIBOR + 3.900% 4.0123% 1/15/34 (d)(f)(h)		204,000	204,000
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (d)(f)(h)		14,805,000	14,786,507
Series 2019-OC11:
Class C, 3.856% 12/9/41 (d)		1,092,000	1,170,086
Class D, 4.0755% 12/9/41 (d)(f)		168,000	176,504
Class E, 4.0755% 12/9/41 (d)(f)		4,148,000	4,238,276
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 2.8083% 6/15/35 (d)(f)(h)		533,000	533,166
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)		1,743,000	1,642,453
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.362% 12/15/37 (d)(f)(h)		4,806,000	4,816,229
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5585% 2/10/50 (f)		1,482,000	1,511,944
Class D, 3.25% 2/10/50 (d)		1,340,000	1,100,703
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7395% 12/15/47 (d)(f)		478,000	491,775
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (d)(f)(h)		10,499,000	10,498,998
Class B, 1 month U.S. LIBOR + 1.250% 1.3623% 11/15/36 (d)(f)(h)		2,800,000	2,799,120
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (d)(f)(h)		28,543,829	28,367,434
Class B, 1 month U.S. LIBOR + 1.500% 1.612% 6/15/34 (d)(f)(h)		5,618,754	5,492,741
Class C, 1 month U.S. LIBOR + 1.750% 1.862% 6/15/34 (d)(f)(h)		6,348,605	6,111,519
Class E, 1 month U.S. LIBOR + 2.350% 2.462% 6/15/34 (d)(f)(h)		2,948,278	2,611,877
Class F, 1 month U.S. LIBOR + 2.600% 2.7202% 6/15/34 (d)(f)(h)		3,805,578	3,123,073
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/36 (d)(f)		791,000	818,934
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)		1,306,000	1,298,554
Series 2013-GC15 Class D, 5.1807% 9/10/46 (d)(f)		2,196,000	2,211,782
Series 2015-GC29 Class XA, 1.0361% 4/10/48 (f)(o)		34,080,936	1,255,903
Series 2015-GC33 Class XA, 0.8832% 9/10/58 (f)(o)		54,913,212	1,865,303
Series 2016-C3 Class D, 3% 11/15/49 (d)		1,507,000	1,155,507
Series 2016-P6 Class XA, 0.7704% 12/10/49 (f)(o)		51,261,903	1,300,494
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		378,000	349,092
Class E, 3% 8/10/56 (d)		834,000	693,107
Series 2019-GC43 Class E, 3% 11/10/52 (d)		1,196,000	1,044,309
Series 2020-420K Class E, 3.3118% 11/10/42 (d)		1,029,000	969,137
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		1,208,000	1,041,192
Class E, 2.6% 2/15/53 (d)		136,000	107,288
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.162% 9/15/33 (d)(f)(h)		468,000	417,910
Class G, 1 month U.S. LIBOR + 5.050% 5.1683% 9/15/33 (d)(f)(h)		544,000	437,475
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		5,924,751	6,195,234
Series 2013-LC6 Class E, 3.5% 1/10/46 (c)(d)		959,000	623,599
Series 2014-CR18 Class A5, 3.828% 7/15/47		5,007,100	5,466,796
Series 2012-CR1:
Class C, 5.3543% 5/15/45 (f)		769,000	700,109
Class D, 5.3543% 5/15/45 (d)(f)		2,108,000	1,618,960
Class G, 2.462% 5/15/45 (c)(d)		774,000	164,734
Series 2012-LC4 Class C, 5.5347% 12/10/44 (f)		166,000	154,226
Series 2013-CR10:
Class C, 4.7891% 8/10/46 (d)(f)		314,000	322,554
Class D, 4.7891% 8/10/46 (d)(f)		1,490,000	1,479,622
Series 2013-CR9 Class C, 4.2425% 7/10/45 (d)(f)		334,462	288,093
Series 2013-LC6 Class D, 4.3132% 1/10/46 (d)(f)		1,664,000	1,600,718
Series 2014-CR15 Class D, 4.7408% 2/10/47 (d)(f)		298,000	305,992
Series 2014-CR17 Class E, 4.8468% 5/10/47 (c)(d)(f)		255,000	150,383
Series 2014-CR20 Class XA, 1.0187% 11/10/47 (f)(o)		66,862,315	2,076,362
Series 2014-LC17:
Class C, 4.5527% 10/10/47 (f)		340,000	354,170
Class XA, 0.7221% 10/10/47 (f)(o)		47,900,639	995,538
Series 2014-UBS2 Class D, 4.993% 3/10/47 (d)(f)		994,000	835,223
Series 2014-UBS6 Class XA, 0.8865% 12/10/47 (f)(o)		83,724,527	2,201,536
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)		1,538,000	1,473,074
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		1,079,000	950,601
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)		1,794,000	1,892,618
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		368,000	334,028
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0231% 11/10/49 (f)		619,000	636,567
Class D, 2.7731% 11/10/49 (f)		546,000	436,814
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8307% 8/15/45 (d)(f)		105,000	97,564
Class E, 4.8307% 8/15/45 (d)(f)		1,835,100	1,410,041
Class F, 4.25% 8/15/45 (d)		2,033,000	1,216,012
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)		522,000	174,128
Core Industrial Trust floater Series 2019-CORE:
Class A, 1 month U.S. LIBOR + 0.880% 0.992% 12/15/31 (d)(f)(h)		10,250,000	10,269,579
Class E, 1 month U.S. LIBOR + 1.900% 2.012% 12/15/31 (d)(f)(h)		1,469,000	1,449,633
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (d)(f)		1,196,000	1,130,051
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)		81,541	49,473
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.342% 5/15/36 (d)(f)(h)		12,828,000	12,868,803
Class C, 1 month U.S. LIBOR + 1.430% 1.542% 5/15/36 (d)(f)(h)		3,089,000	3,092,873
Class F, 1 month U.S. LIBOR + 2.650% 2.762% 5/15/36 (d)(f)(h)		693,000	693,432
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.712% 1/15/34 (d)(f)(h)		647,000	636,595
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.269% 10/15/37(d)(f)(h)		1,029,000	1,046,734
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		7,604,000	7,780,435
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		11,930,000	11,893,702
Class B, 4.5349% 4/15/36 (d)		3,730,000	3,691,297
Class C, 4.782% 4/15/36 (d)(f)		2,462,000	2,375,278
Class D, 4.782% 4/15/36 (d)(f)		4,923,000	4,422,459
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)		952,000	797,203
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)		1,278,000	1,030,997
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)		1,055,000	1,017,828
Series 2017-CX9 Class D, 4.1481% 9/15/50 (d)(f)		518,000	408,070
Series 2018-CX11 Class C, 4.4427% 4/15/51 (f)		495,000	522,986
Series 2019-C15 Class C, 4.98% 3/15/52 (f)		1,428,000	1,529,600
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.462% 7/15/32 (d)(f)(h)		1,319,000	1,068,425
Series 2017-MOON Class E, 3.1965% 7/10/34 (d)(f)		1,424,000	1,380,014
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (d)(f)		458,000	475,427
Class E, 4.9345% 1/10/34 (d)(f)		1,487,000	1,507,413
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.6122% 5/15/35 (d)(f)(h)		1,169,455	1,155,692
Series 2018-C1:
Class C, 4.6352% 10/15/51 (f)		355,000	378,521
Class D, 2.8852% 10/15/51 (d)(f)		1,512,000	1,372,481
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)		1,188,000	972,172
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		377,000	323,702
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.4963% 11/10/46 (d)(f)		2,136,000	2,134,726
Class F, 5.4963% 11/10/46 (d)(f)		2,129,000	2,088,846
Class G, 4.652% 11/10/46 (d)		2,273,000	2,255,660
Class XB, 0.2207% 11/10/46 (d)(f)(o)		7,854,224	702
Series 2011-LC3A Class D, 5.3363% 8/10/44 (d)(f)		969,000	951,480
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)		449,000	405,038
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4899% 8/10/49 (f)		382,000	359,840
Freddie Mac:
pass-thru certificates Series K013 Class X3, 4.5791% 1/25/43 (f)(o)		60,784	106
Series KAIV Class X2, 3.5908% 6/25/41 (f)(o)		574,000	282
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 8/15/37 (d)(f)(h)		20,500,000	20,661,659
Class B, 1 month U.S. LIBOR + 1.350% 1.462% 8/15/37 (d)(f)(h)		4,300,000	4,314,695
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 8/15/37 (d)(f)(h)		2,300,000	2,321,947
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0611% 11/21/35 (d)(f)(h)		424,000	418,922
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		651,000	633,445
Class X, 0.7423% 8/10/43 (d)(f)(o)		797,903	4,393
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.762% 10/15/36 (d)(f)(h)		1,080,000	955,297
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 1.9866% 6/15/36 (d)(f)(h)		1,488,000	1,410,888
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.562% 9/15/31 (d)(f)(h)		38,854,000	37,688,823
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.202% 10/15/31 (d)(f)(h)		10,027,000	10,037,508
Series 2011-GC3 Class D, 5.3779% 3/10/44 (d)(f)		323,000	322,861
Series 2011-GC5:
Class C, 5.3473% 8/10/44 (d)(f)		908,923	763,801
Class D, 5.3473% 8/10/44 (d)(f)		623,936	381,203
Class E, 5.3473% 8/10/44 (c)(d)(f)		773,957	432,708
Class F, 4.5% 8/10/44 (c)(d)		1,339,218	133,922
Series 2012-GC6:
Class D, 5.6505% 1/10/45 (d)(f)		1,837,000	1,609,298
Class E, 5% 1/10/45 (d)(f)		1,117,000	779,536
Series 2012-GC6I Class F, 5% 1/10/45 (c)(f)		447,457	195,762
Series 2012-GCJ7:
Class C, 5.6186% 5/10/45 (f)		1,043,000	1,087,430
Class D, 5.6186% 5/10/45 (d)(f)		2,561,000	2,390,147
Class F, 5% 5/10/45 (c)(d)		1,100,469	293,762
Series 2012-GCJ9:
Class D, 4.7399% 11/10/45 (d)(f)		1,910,000	1,860,236
Class E, 4.7399% 11/10/45 (d)(f)		896,000	743,712
Series 2013-GC10 Class D, 4.4019% 2/10/46 (d)(f)		586,000	528,083
Series 2013-GC12 Class D, 4.4516% 6/10/46 (d)(f)		254,518	225,960
Series 2013-GC13 Class D, 4.0838% 7/10/46 (d)(f)		1,907,000	1,229,253
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (f)		421,844	428,992
Class D, 5.3107% 11/10/46 (d)(f)		1,161,000	1,156,197
Class F, 3.5% 11/10/46 (d)		970,000	708,916
Series 2014-GC20 Class XA, 1.0091% 4/10/47 (f)(o)		72,624,253	1,795,090
Series 2015-GC34 Class XA, 1.2218% 10/10/48 (f)(o)		16,888,669	782,800
Series 2016-GS2:
Class B, 3.759% 5/10/49		842,000	910,987
Class C, 4.7088% 5/10/49 (f)		771,000	857,080
Class D, 2.753% 5/10/49 (d)		703,000	652,377
Series 2016-GS4 Class C, 3.8108% 11/10/49 (f)		464,000	441,667
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		1,720,000	1,573,139
Series 2018-GS9 Class D, 3% 3/10/51 (d)		835,000	730,999
Series 2019-GC38 Class D, 3% 2/10/52 (d)		446,000	415,693
Series 2019-GC39 Class D, 3% 5/10/52 (d)		1,176,000	1,091,875
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		924,000	859,876
Class DBF, 3.5497% 7/10/52 (d)(f)		1,107,500	984,677
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		408,000	369,347
Class E, 2.8% 9/1/52 (d)		1,092,000	963,331
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)		1,155,000	1,204,171
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		693,000	518,960
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		952,000	852,574
Class SWD, 3.2185% 12/13/39 (d)(f)		735,000	685,174
Series 2020-GC47 Class D, 3.4554% 5/12/53 (d)(f)		336,000	331,637
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.95% 11/21/23 (d)(f)(h)		3,108,000	3,108,933
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)		1,482,000	1,517,994
Class F, 4.1935% 11/5/38 (d)(f)		2,022,000	2,003,314
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		714,000	718,279
Class F, 6.1552% 11/5/35 (d)		1,531,000	1,542,245
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		673,012	678,778
Class F, 4.101% 9/17/39 (d)		109,494	112,315
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)		861,000	872,902
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)		693,000	653,921
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2623% 6/15/34 (d)(f)(h)		549,479	545,225
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9623% 6/15/34 (d)(f)(h)		206,055	203,285
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		1,064,000	1,045,098
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 6/15/32 (d)(f)(h)		655,200	655,188
Class E, 1 month U.S. LIBOR + 3.000% 3.112% 6/15/35 (d)(f)(h)		53,600	53,611
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.272% 7/15/36 (d)(f)(h)		1,029,000	1,016,100
Class F, 1 month U.S. LIBOR + 3.000% 3.112% 7/15/36 (d)(f)(h)		336,000	329,696
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		723,000	724,964
Class FFX, 4.6254% 1/16/37 (d)		1,145,000	1,088,358
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7404% 4/15/47 (f)(o)		7,751,461	121,441
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		194,000	156,463
Series 2014-C26 Class D, 3.8796% 1/15/48 (d)(f)		758,000	744,245
Series 2015-C30 Class XA, 0.5054% 7/15/48 (f)(o)		44,997,961	867,741
Series 2015-C32 Class C, 4.651% 11/15/48 (f)		1,942,000	1,688,003
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.42% 12/15/49 (d)(f)		1,251,000	1,045,352
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.087% 12/15/49 (f)		603,000	602,983
Class D, 3.087% 12/15/49 (d)(f)		1,242,000	1,037,984
Series 2017-C7:
Class C, 4.1793% 10/15/50 (f)		347,000	372,541
Class D, 3% 10/15/50 (d)		602,000	532,963
Series 2018-C8 Class D, 3.2432% 6/15/51 (d)(f)		406,000	342,402
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		567,000	512,268
Class E, 2.5% 11/13/52 (d)		1,092,000	932,555
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		714,000	586,909
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1332% 6/15/45 (f)		159,000	151,362
Class D, 5.1332% 6/15/45 (d)(f)		886,000	711,148
Class E, 5.1332% 6/15/45 (d)(f)		1,135,000	557,508
Class F, 4% 6/15/45 (c)(d)		1,124,000	335,438
Class G 4% 6/15/45 (c)(d)		1,233,000	247,978
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.7002% 2/15/46 (d)(f)		1,156,000	338,683
Class G, 4.409% 2/15/46 (c)(d)(f)		368,000	58,266
Class H, 4.409% 2/15/46 (c)(d)(f)		828,000	39,629
Class J, 4.409% 2/15/46 (c)(d)(f)		106,000	984
Series 2011-C4:
Class D, 5.48% 7/15/46 (d)(f)		2,033,000	2,019,824
Class E, 5.48% 7/15/46 (d)(f)		1,464,000	1,449,840
Class F, 3.873% 7/15/46 (d)		166,000	162,895
Class H, 3.873% 7/15/46 (d)		784,250	753,761
Class NR, 3.873% 7/15/46 (d)		420,000	371,527
Series 2011-C5:
Class B. 5.4241% 8/15/46 (d)(f)		726,000	733,799
Class C, 5.4241% 8/15/46 (d)(f)		414,648	417,602
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)		1,025,000	958,739
Class D, 4.1669% 4/15/46 (f)		1,638,000	1,188,197
Class F, 3.25% 4/15/46 (c)(d)(f)		1,851,000	807,758
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (d)(f)		945,000	104,514
Class E, 3.8046% 6/10/27 (d)(f)		1,519,000	56,846
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)		743,000	739,247
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		8,593,000	9,123,816
Class CFX, 4.9498% 7/5/33 (d)		2,322,000	2,456,304
Class DFX, 5.3503% 7/5/33 (d)		4,241,000	4,480,472
Class EFX, 5.5422% 7/5/33 (d)		4,886,000	5,037,923
Class XAFX, 1.116% 7/5/33 (d)(f)(o)		35,039,000	850,719
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)		1,071,000	1,070,147
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.112% 5/15/36 (d)(f)(h)		1,638,000	1,572,916
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (d)(f)		1,339,000	1,333,091
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)		375,000	402,021
Class E, 4.6485% 2/10/36 (d)(f)		942,000	989,736
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)		819,000	733,304
Merit floater Series 2020-HILL Class F, 1 month U.S. LIBOR + 4.100% 4.212% 8/15/37 (d)(f)(h)		1,258,000	1,269,798
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)		707,000	656,684
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)		475,000	446,139
Class E, 3.4767% 2/10/42 (d)(f)		349,000	309,985
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	659,022
Series 2012-C5 Class E, 4.6745% 8/15/45 (d)(f)		288,000	289,562
Series 2012-C6 Class D, 4.6054% 11/15/45 (d)(f)		1,469,000	1,452,321
Series 2012-C6, Class F, 4.6054% 11/15/45 (c)(d)(f)		693,000	469,659
Series 2013-C12 Class D, 4.7628% 10/15/46 (c)(d)(f)		1,299,000	1,030,848
Series 2013-C13:
Class D, 4.8981% 11/15/46 (d)(f)		1,747,000	1,572,413
Class E, 4.8981% 11/15/46 (d)(f)		785,081	590,617
Series 2013-C7 Class C, 4.1199% 2/15/46 (f)		308,000	301,758
Series 2013-C8 Class D, 4.0558% 12/15/48 (d)(f)		504,000	482,071
Series 2013-C9:
Class C, 4.031% 5/15/46 (f)		920,000	933,621
Class D, 4.119% 5/15/46 (d)(f)		1,700,000	1,497,162
Class E, 4.119% 5/15/46 (d)(f)		722,000	595,138
Series 2014-C17 Class XA, 1.0785% 8/15/47 (f)(o)		72,085,451	1,766,317
Series 2015-C25 Class XA, 1.0528% 10/15/48 (f)(o)		27,991,065	1,041,077
Series 2016-C30:
Class C, 4.1164% 9/15/49 (f)		266,000	260,214
Class D, 3% 9/15/49 (d)		252,000	179,106
Series 2016-C31 Class C, 4.3049% 11/15/49 (f)		603,000	616,664
Series 2016-C32 Class C, 4.2882% 12/15/49 (f)		415,000	400,975
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		947,000	875,455
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)		6,596,000	6,602,549
Morgan Stanley Capital I Trust:
sequential payer:
Series 2011-C1 Class G, 4.193% 9/15/47 (d)		678,174	664,610
Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		30,766,000	32,126,448
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)		11,751	11,913
Series 2011-C2:
Class D, 5.3979% 6/15/44 (d)(f)		1,788,000	1,485,245
Class F, 5.3979% 6/15/44 (d)(f)		748,000	422,830
Class XB, 0.2984% 6/15/44 (d)(f)(o)		5,015,079	32,246
Series 2011-C3:
Class AJ, 5.2442% 7/15/49 (d)(f)		7,800,000	7,875,994
Class C, 5.2442% 7/15/49 (d)(f)		867,000	844,698
Class D, 5.2442% 7/15/49 (d)(f)		2,163,000	1,939,120
Class E, 5.2442% 7/15/49 (d)(f)		1,210,000	936,839
Class F, 5.2442% 7/15/49 (c)(d)(f)		332,000	204,254
Class G, 5.2442% 7/15/49 (c)(d)(f)		1,123,200	397,486
Series 2012-C4 Class D, 5.4184% 3/15/45 (d)(f)		425,000	323,121
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)		418,000	437,940
Class F, 4.295% 9/9/32 (d)(f)		734,000	700,530
Series 2015-MS1:
Class C, 4.0312% 5/15/48 (f)		468,000	450,161
Class D, 4.0312% 5/15/48 (d)(f)		1,371,000	1,210,061
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		543,000	303,499
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		1,456,000	1,179,564
Class D, 3.9014% 11/15/49 (f)		603,000	610,352
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.712% 11/15/34 (d)(f)(h)		822,000	826,604
Series 2018-H4 Class A4, 4.31% 12/15/51		7,706,000	8,896,753
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)		1,318,000	1,161,775
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)		4,445,000	4,484,601
Class C, 3.1771% 11/10/36 (d)(f)		4,265,000	4,236,791
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)		462,000	382,869
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		756,000	683,261
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.775% 7/15/33 (d)(f)		7,591	7,584
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0385% 8/15/24 (d)(f)(h)		271,731	261,394
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.362% 8/15/34 (d)(f)(h)		3,569,288	3,577,138
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		4,861,000	4,586,181
Class J, 4.25% 12/15/36 (d)		3,318,000	3,087,542
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.262% 10/15/37 (d)(f)(h)		679,000	687,518
Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)		1,432,269	1,422,560
Class E, 6.8087% 11/15/34 (d)		561,000	533,562
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)		311,000	241,620
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.1623% 12/15/33 (d)(f)(h)		742,000	726,253
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8623% 6/15/35 (d)(f)(h)		132,000	125,527
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8623% 6/15/35 (d)(f)(h)		128,000	121,278
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)		307,000	300,657
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1123% 11/15/34 (d)(f)(h)		245,000	226,794
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)		399,000	380,157
Class F, 4.1346% 5/15/39 (d)(f)		1,374,000	1,219,812
Series 2019-1776:
Class E, 3.9017% 10/15/36 (d)		1,050,000	1,032,835
Class F, 4.2988% 10/15/36 (d)		473,000	449,536
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)		735,000	753,251
Class AMZ3, 3.5% 1/15/37 (d)(f)		336,000	336,411
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.112% 12/15/35 (d)(f)(h)		1,385,000	1,362,676
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.57% 12/15/37 (d)(f)(h)		17,021,000	17,016,346
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)		546,000	557,956
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,012,306	1,164,996
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (d)(f)(h)		19,500,541	19,402,430
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)		1,360,000	1,254,418
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)		1,289,000	1,192,696
Class G, 3.7276% 3/15/37 (d)(f)		356,000	292,432
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5158% 8/15/39 (f)		1,110,000	969,050
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5688% 5/10/45 (d)(f)		989,000	781,564
Class E, 5% 5/10/45 (c)(d)(f)		595,000	335,974
Class F, 5% 5/10/45 (c)(d)(f)		762,700	111,642
Series 2017-C7 Class XA, 1.0307% 12/15/50 (f)(o)		52,527,013	2,706,633
Series 2018-C8 Class C, 4.7017% 2/15/51 (f)		336,000	367,409
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)		746,000	430,461
Series 2012-WRM:
Class C, 4.238% 6/10/30 (d)(f)		110,000	92,099
Class E, 4.238% 6/10/30 (c)(d)(f)		849,000	346,866
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.0502% 1/10/45 (d)(f)		315,000	303,173
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		25,554,000	25,396,316
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		1,600,000	1,603,155
Class X, 0.4294% 10/10/42 (d)(f)(o)		35,000,000	1,275,904
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (d)(f)		828,000	849,715
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8222% 1/15/35 (d)(f)(h)		441,000	436,601
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.65% 2/15/40 (d)(f)(h)		388,000	389,428
Class E, 1 month U.S. LIBOR + 3.650% 3.8% 2/15/40 (d)(f)(h)		276,000	277,360
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		1,034,000	889,644
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)		362,000	372,577
Class D, 4.7581% 10/15/45 (d)(f)		2,329,000	2,373,437
Class E, 4.7581% 10/15/45 (d)(f)		869,082	851,773
Class F, 4.7581% 10/15/45 (d)(f)		252,000	194,568
Series 2015-C31 Class XA, 0.9726% 11/15/48 (f)(o)		21,757,550	818,613
Series 2015-NXS4 Class D, 3.6989% 12/15/48 (f)		861,000	855,219
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	397,139
Class D, 3% 8/15/49 (d)		487,000	318,326
Series 2016-C34 Class XA, 2.0818% 6/15/49 (f)(o)		20,359,402	1,441,686
Series 2016-C35 Class D, 3.142% 7/15/48 (d)		1,240,000	981,510
Series 2016-LC25 Class C, 4.4164% 12/15/59 (f)		575,000	611,669
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		1,337,000	1,078,269
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		595,000	554,102
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	395,057
Series 2018-C46 Class XA, 0.9387% 8/15/51 (f)(o)		56,730,589	2,689,716
Series 2018-C48 Class A5, 4.302% 1/15/52		6,748,000	7,798,518
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8283% 6/15/46 (d)(f)(h)		16,854,121	16,856,738
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)		372,000	29,658
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		229,000	227,004
Class D, 5.575% 3/15/44 (d)(f)		1,747,000	897,709
Class E, 5% 3/15/44 (d)		733,000	105,450
Class F, 5% 3/15/44 (d)		761,000	35,625
Series 2011-C4:
Class D, 5.1928% 6/15/44 (d)(f)		474,000	422,337
Class E, 5.1928% 6/15/44 (c)(d)(f)		335,432	203,290
Series 2011-C5:
Class C, 5.6556% 11/15/44 (d)(f)		160,000	162,091
Class D, 5.6556% 11/15/44 (d)(f)		1,489,000	1,476,421
Class E, 5.6556% 11/15/44 (d)(f)		1,880,000	1,824,985
Class F, 5.25% 11/15/44 (d)(f)		1,146,000	947,671
Class G, 5.25% 11/15/44 (d)(f)		376,000	294,270
Class XA, 1.6707% 11/15/44 (d)(f)(o)		2,019,872	6,095
Series 2012-C6 Class D, 5.5788% 4/15/45 (d)(f)		702,000	712,845
Series 2012-C7:
Class C, 4.804% 6/15/45 (c)(f)		1,226,000	746,354
Class E, 4.804% 6/15/45 (d)(f)		861,000	129,185
Class F, 4.5% 6/15/45 (c)(d)		421,434	21,075
Class G, 4.5% 6/15/45 (c)(d)		1,242,487	124
Series 2012-C8:
Class D, 4.8845% 8/15/45 (d)(f)		524,000	511,009
Class E, 4.8845% 8/15/45 (d)(f)		367,000	281,615
Series 2013-C11:
Class D, 4.2554% 3/15/45 (d)(f)		801,251	780,653
Class E, 4.2554% 3/15/45 (d)(f)		1,774,872	1,468,152
Series 2013-C13 Class D, 4.1391% 5/15/45 (d)(f)		580,000	567,626
Series 2013-C16 Class D, 5.0164% 9/15/46 (d)(f)		211,000	192,729
Series 2013-UBS1 Class D, 5.0396% 3/15/46 (d)(f)		830,625	799,124
Series 2014-C21 Class XA, 1.0299% 8/15/47 (f)(o)		53,321,112	1,478,024
Series 2014-C24 Class XA, 0.8542% 11/15/47 (f)(o)		18,447,181	500,330
Series 2014-LC14 Class XA, 1.2618% 3/15/47 (f)(o)		29,573,994	913,207
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)		348,000	323,836
Class F, 3.5955% 11/10/36 (d)(f)		1,960,000	1,753,740
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)		528,000	453,379
Class PR2, 3.516% 6/5/35 (d)(f)		1,378,000	1,068,138
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,043,967,791)			1,026,581,164

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,677,957
7.55% 4/1/39		11,940,000	19,971,202
Series 2010, 7.625% 3/1/40		6,440,000	10,708,110
7.3% 10/1/39		17,580,000	27,752,140
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		8,885,000	11,843,438
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		10,951,909	11,374,762
5.1% 6/1/33		40,165,000	44,869,125
Series 2010-1, 6.63% 2/1/35		7,610,000	8,996,314
Series 2010-3:
6.725% 4/1/35		11,345,000	13,496,012
7.35% 7/1/35		5,200,000	6,389,656
Series 2010-5, 6.2% 7/1/21		1,040,000	1,054,919
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		27,425,000	35,684,039
TOTAL MUNICIPAL SECURITIES
(Cost $174,316,407)			194,817,674

Foreign Government and Government Agency Obligations - 2.0%
Angola Republic:
8.25% 5/9/28 (d)		$730,000	$727,034
9.375% 5/8/48 (d)		225,000	221,414
9.5% 11/12/25 (d)		2,365,000	2,508,378
Arab Republic of Egypt:
3.875% 2/16/26 (d)		1,655,000	1,613,625
6.125% 1/31/22 (d)		2,672,000	2,736,295
7.0529% 1/15/32 (d)		385,000	399,125
7.5% 1/31/27 (d)		6,327,000	7,104,035
7.6003% 3/1/29 (d)		1,440,000	1,584,900
7.903% 2/21/48 (d)		941,000	929,238
8.5% 1/31/47 (d)		1,586,000	1,647,953
8.7002% 3/1/49 (d)		835,000	879,620
Argentine Republic:
0.125% 7/9/30 (i)		21,385,686	7,779,043
0.125% 7/9/35 (i)		7,123,323	2,268,333
0.125% 1/9/38 (i)		2,257,281	838,721
1% 7/9/29		1,948,999	770,464
Barbados Government 6.5% 10/1/29 (d)		2,325,000	2,367,867
Bermuda Government:
2.375% 8/20/30 (d)		185,000	182,225
3.375% 8/20/50 (d)		430,000	438,331
3.717% 1/25/27 (d)		1,720,000	1,879,638
4.75% 2/15/29 (d)		965,000	1,153,477
Brazilian Federative Republic:
2.875% 6/6/25		3,145,000	3,203,183
3.875% 6/12/30		3,765,000	3,752,058
4.25% 1/7/25		6,374,000	6,875,953
4.75% 1/14/50		1,110,000	1,039,238
5.625% 1/7/41		7,059,000	7,398,714
7.125% 1/20/37		985,000	1,215,244
8.25% 1/20/34		3,309,000	4,405,106
Cameroon Republic 9.5% 11/19/25 (d)		3,626,000	3,910,414
Chilean Republic:
2.45% 1/31/31		17,070,000	17,272,706
3.86% 6/21/47		535,000	573,620
Colombian Republic:
3% 1/30/30		1,335,000	1,322,902
3.125% 4/15/31		945,000	936,141
4.125% 5/15/51		600,000	574,875
5% 6/15/45		2,520,000	2,712,938
Costa Rican Republic:
5.625% 4/30/43 (d)		460,000	405,519
7% 4/4/44 (d)		140,000	136,063
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		405,000	232,369
7.85% 3/14/29 (d)		1,115,000	636,944
Dominican Republic:
5.3% 1/21/41 (d)		850,000	831,406
5.875% 1/30/60 (d)		1,035,000	1,001,363
5.95% 1/25/27 (d)		1,181,000	1,319,768
6% 7/19/28 (d)		1,011,000	1,140,850
6.4% 6/5/49 (d)		775,000	817,141
6.5% 2/15/48 (d)		175,000	185,883
6.5% 2/15/48 (Reg. S)		635,000	674,489
6.85% 1/27/45 (d)		1,143,000	1,266,230
6.875% 1/29/26 (d)		1,892,000	2,204,180
7.45% 4/30/44 (d)		1,639,000	1,948,873
Ecuador Republic:
0.5% 7/31/30 (d)(i)		1,960,000	1,151,500
0.5% 7/31/35 (d)(i)		1,555,000	707,525
El Salvador Republic:
5.875% 1/30/25 (d)		215,000	208,819
7.1246% 1/20/50 (d)		570,000	527,250
7.625% 2/1/41 (d)		230,000	222,864
7.75% 1/24/23 (d)		1,840,000	1,860,700
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,560,000	1,492,920
2.5% 4/16/25 (d)		1,340,000	1,417,050
3.125% 4/16/30 (d)		21,350,000	23,132,725
3.125% 9/30/49 (d)		2,460,000	2,383,894
3.875% 4/16/50 (d)		18,260,000	20,096,956
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	183,063
Gabonese Republic 6.375% 12/12/24 (d)		1,415,000	1,462,314
Georgia Republic 6.875% 4/12/21 (d)		410,000	410,769
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	2,454,000	3,043,761
0% 11/15/27 (Reg. S)	EUR	7,710,000	9,606,529
0% 5/15/35 (Reg. S)	EUR	45,550,000	55,740,460
Ghana Republic:
8.125% 1/18/26 (d)		590,000	665,225
10.75% 10/14/30 (d)		965,000	1,261,738
Guatemalan Republic:
4.9% 6/1/30 (d)		100,000	111,500
5.375% 4/24/32 (d)		910,000	1,061,288
6.125% 6/1/50 (d)		615,000	741,652
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	7,445,388
3.85% 10/15/30		45,455,000	50,199,366
4.1% 4/24/28		1,775,000	1,980,789
4.2% 10/15/50		44,910,000	48,951,900
4.35% 1/11/48		1,225,000	1,328,742
5.125% 1/15/45 (d)		2,740,000	3,240,050
5.25% 1/17/42 (d)		660,000	791,175
5.95% 1/8/46 (d)		985,000	1,306,972
6.75% 1/15/44 (d)		690,000	986,053
7.75% 1/17/38 (d)		1,728,000	2,554,200
8.5% 10/12/35 (d)		2,680,000	4,215,138
Islamic Republic of Pakistan:
6.875% 12/5/27 (d)		620,000	659,331
8.25% 4/15/24 (d)		611,000	675,155
Israeli State 3.375% 1/15/50		1,600,000	1,609,152
Ivory Coast:
6.125% 6/15/33 (d)		1,905,000	2,052,638
6.375% 3/3/28 (d)		2,335,000	2,590,391
Jamaican Government:
6.75% 4/28/28		495,000	578,377
7.875% 7/28/45		430,000	595,550
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,611,750
7.375% 10/10/47 (d)		290,000	316,734
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,835,000	1,753,572
2.9% 10/22/25 (d)		14,600,000	15,585,500
3.25% 10/22/30 (d)		10,790,000	11,531,813
3.625% 3/4/28 (d)		785,000	862,764
3.75% 1/21/55 (d)		685,000	677,722
4.5% 4/22/60 (d)		8,210,000	9,346,572
4.625% 10/4/47 (d)		680,000	776,050
Korean Republic 1% 9/16/30		1,585,000	1,489,285
Lebanese Republic:
5.8% 12/31/49 (g)		1,814,000	240,437
6.375% 12/31/49 (g)		1,956,000	262,955
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		1,600,000	1,800,800
4.375% 3/21/29(Reg. S)		4,800,000	5,400,000
5.1% 3/28/35 (d)		4,400,000	5,167,250
5.1% 3/28/35(Reg. S)		2,800,000	3,288,250
5.25% 6/23/47 (d)		1,600,000	1,988,500
5.25% 6/23/47(Reg. S)		600,000	745,688
5.625% 4/4/42 (d)		1,000,000	1,257,188
5.875% 9/16/43 (d)		540,000	706,050
Mongolia Government 5.125% 4/7/26 (d)		1,010,000	1,100,900
Moroccan Kingdom:
2.375% 12/15/27 (d)		2,375,000	2,336,406
3% 12/15/32 (d)		315,000	304,369
4% 12/15/50 (d)		335,000	312,388
5.5% 12/11/42 (d)		200,000	229,875
Panamanian Republic:
2.252% 9/29/32		845,000	806,447
3.87% 7/23/60		630,000	620,944
Peoples Republic of China 1.2% 10/21/30 (d)		1,150,000	1,103,256
Peruvian Republic 2.783% 1/23/31		1,235,000	1,255,069
Province of Santa Fe 7% 3/23/23 (d)		3,389,000	2,542,809
Provincia de Cordoba:
3% 12/10/25 (d)(i)		3,721,474	2,595,728
3% 6/1/27 (d)(i)		1,350,721	821,829
Republic of Honduras 5.625% 6/24/30 (d)		485,000	531,227
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,055,250	976,449
Republic of Kenya:
6.875% 6/24/24 (d)		1,445,000	1,599,886
7% 5/22/27 (d)		585,000	646,242
Republic of Nigeria:
6.375% 7/12/23 (d)		440,000	475,475
6.5% 11/28/27 (d)		610,000	651,556
7.143% 2/23/30 (d)		1,285,000	1,356,077
7.625% 11/21/25 (d)		4,915,000	5,630,747
Republic of Paraguay:
2.739% 1/29/33 (d)		595,000	569,341
4.95% 4/28/31 (d)		1,525,000	1,723,727
5.4% 3/30/50 (d)		890,000	1,019,606
Republic of Serbia 2.125% 12/1/30 (d)		1,220,000	1,148,624
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	725,000
4.75% 2/20/24 (d)		580,000	618,280
Romanian Republic:
3% 2/14/31 (d)		1,721,000	1,741,437
4% 2/14/51 (d)		615,000	593,475
4.375% 8/22/23 (d)		550,000	598,813
Rwanda Republic 6.625% 5/2/23 (d)		2,643,000	2,752,024
State of Qatar:
3.4% 4/16/25 (d)		10,665,000	11,648,180
3.75% 4/16/30 (d)		34,875,000	39,343,359
4% 3/14/29 (d)		1,570,000	1,793,725
4.4% 4/16/50 (d)		30,490,000	35,711,413
4.817% 3/14/49 (d)		1,980,000	2,439,113
5.103% 4/23/48 (d)		1,040,000	1,319,825
9.75% 6/15/30 (d)		722,000	1,173,024
Sultanate of Oman:
3.875% 3/8/22 (d)		1,425,000	1,441,922
4.125% 1/17/23 (d)		825,000	840,984
4.875% 2/1/25 (d)		485,000	503,188
6.25% 1/25/31 (d)		305,000	320,250
6.75% 1/17/48 (d)		2,004,000	1,928,850
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		925,000	932,631
Turkish Republic:
3.25% 3/23/23		5,810,000	5,784,581
4.25% 3/13/25		3,180,000	3,149,194
4.25% 4/14/26		1,210,000	1,182,397
4.75% 1/26/26		2,025,000	2,027,531
4.875% 10/9/26		3,465,000	3,444,427
4.875% 4/16/43		1,825,000	1,474,258
5.125% 3/25/22		5,010,000	5,124,291
5.125% 2/17/28		1,395,000	1,379,306
5.25% 3/13/30		2,200,000	2,119,563
5.75% 5/11/47		3,818,000	3,339,557
5.95% 1/15/31		1,225,000	1,218,875
6% 1/14/41		650,000	594,344
6.25% 9/26/22		3,620,000	3,776,076
6.35% 8/10/24		755,000	802,659
6.375% 10/14/25		1,575,000	1,683,281
Ukraine Government:
7.253% 3/15/33 (d)		1,570,000	1,591,588
7.375% 9/25/32 (d)		780,000	798,525
7.75% 9/1/21 (d)		11,580,000	11,782,650
7.75% 9/1/22 (d)		1,704,000	1,791,756
7.75% 9/1/23 (d)		805,000	867,388
7.75% 9/1/24 (d)		2,770,000	2,982,078
7.75% 9/1/26 (d)		575,000	621,180
7.75% 9/1/27 (d)		270,000	292,022
United Kingdom, Great Britain and Northern Ireland:
0.625% 10/22/50 (Reg. S)	GBP	3,200,000	3,736,832
1.25% 10/22/41 (Reg. S)	GBP	2,020,000	2,823,893
1.75% 9/7/37 (Reg. S) (j)	GBP	1,470,991	2,235,085
1.75% 1/22/49(Reg. S) (j)(l)	GBP	1,600,000	2,436,371
3.25% 1/22/44	GBP	240,000	465,897
4.25% 3/7/36 (Reg. S)	GBP	21,672	43,560
4.25% 12/7/46	GBP	90,000	207,081
4.25% 12/7/49 (Reg. S) (j)	GBP	515,717	1,216,407
United Mexican States:
2.659% 5/24/31		1,235,000	1,177,881
3.25% 4/16/30		1,660,000	1,683,863
3.75% 1/11/28		1,515,000	1,637,620
3.9% 4/27/25		650,000	719,875
4.5% 4/22/29		905,000	1,013,317
5.75% 10/12/2110		2,265,000	2,561,573
6.05% 1/11/40		1,810,000	2,208,766
Uruguay Republic 5.1% 6/18/50		1,810,000	2,233,088
Venezuelan Republic:
9.25% 9/15/27 (g)		7,846,000	745,370
11.95% 8/5/31 (Reg. S) (g)		1,641,700	155,962
12.75% 8/23/22 (g)		350,400	33,288
Vietnamese Socialist Republic 5.5% 3/12/28		3,811,133	3,836,144
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $638,810,531)			655,867,505

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,355,185)		27,400,000	28,361,192
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (s)		255,224	208,277
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (s)		32,596	56,065
iHeartMedia, Inc. (s)		5	70
			56,135
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(s)		1	34,600

TOTAL COMMUNICATION SERVICES			299,012

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)		65,301	1,044,816
Specialty Retail - 0.0%
David's Bridal, Inc. (c)(s)		2,055	0
David's Bridal, Inc. rights (c)(s)		518	0
			0

TOTAL CONSUMER DISCRETIONARY			1,044,816

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Jonah Energy LLC (c)		74,805	1,122,075
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. (s)		437,970	11,509,852
California Resources Corp. warrants 10/27/24 (s)		6,440	31,814
Chesapeake Energy Corp. (s)		125,559	5,547,197
Chesapeake Energy Corp. (b)		619	24,613
Denbury, Inc. (s)		27,140	1,160,235
EP Energy Corp. (c)		6,556	345,305
Mesquite Energy, Inc. (c)		113,725	1,819,602
			20,438,618

TOTAL ENERGY			21,560,693

FINANCIALS - 0.0%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (s)		1	0
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		8,987	62,124

TOTAL FINANCIALS			62,124

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (c)(s)		2,500	72,900
Machinery - 0.0%
TNT Crane & Rigging LLC (c)		75,247	1,572,662
TNT Crane & Rigging LLC warrants 10/31/25 (c)(s)		3,648	12,038
			1,584,700

TOTAL INDUSTRIALS			1,657,600

UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(s)		88,700	3,064,585
TOTAL COMMON STOCKS
(Cost $24,375,815)			27,688,830

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		20,725	533,254
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		5,145	643,125
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50% (f)		65,700	1,608,336
Capstead Mortgage Corp. Series E, 7.50%		34,000	851,700
Dynex Capital, Inc. Series C 6.90% (f)		18,300	461,892
MFA Financial, Inc. Series B, 7.50%		24,975	608,141
			3,530,069
TOTAL FINANCIALS			4,173,194
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	689,211
Boston Properties, Inc. 5.25%		11,150	279,308
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	44,327
Series C, 6.50%		26,075	577,799
Colony Capital, Inc.:
Series H, 7.125%		29,400	712,950
Series I, 7.15%		30,500	738,100
DiamondRock Hospitality Co. 8.25%		12,600	335,790
iStar Financial, Inc. Series G, 7.65%		36,700	926,308
National Storage Affiliates Trust Series A, 6.00%		12,600	330,876
PS Business Parks, Inc. Series W, 5.20%		14,075	361,728
Public Storage Series F, 5.15%		39,800	1,026,044
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	767,550
SITE Centers Corp. Series K, 6.25%		21,323	537,340
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	468,475
UMH Properties, Inc. Series C, 6.75%		14,184	355,167
			8,150,973

TOTAL NONCONVERTIBLE PREFERRED STOCKS			12,324,167

TOTAL PREFERRED STOCKS
(Cost $12,224,568)			12,857,421
		Principal Amount(a)	Value

Bank Loan Obligations - 5.4%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (f)(h)(t)		2,224,425	2,228,140
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(h)(t)		4,237,975	4,251,579
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (f)(h)(t)		2,224,425	2,235,191
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (f)(h)(t)		6,635,000	6,680,649
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (f)(h)(t)		2,228,163	2,238,501
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/1/27 (f)(h)(t)		3,456,727	3,444,490
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 3/15/27 (f)(h)(t)		1,689,643	1,682,344
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(h)(t)		5,473,458	5,027,043
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (f)(h)(t)		3,586,000	2,940,520
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 7/31/25 (f)(h)(t)		8,887,062	8,768,064
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.7998% 1/31/26 (f)(h)(t)		4,753,004	4,736,653
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1976% 8/14/26 (f)(h)(t)		2,490,670	2,485,838
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (f)(h)(t)		3,134,228	3,138,929
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 3/9/27 (f)(h)(t)		11,874,224	11,851,544
			61,709,485
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7539% 2/10/27 (f)(h)(t)		8,385,293	8,369,612
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (f)(h)(t)		5,276,169	4,560,298
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (f)(h)(t)		742,481	632,698
15.25% 5/23/24 (t)		773,962	984,867
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 12/10/24 (f)(h)(t)		7,254,573	7,287,218
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.683% 1/23/25 (f)(h)(t)		1,482,940	1,410,647
			23,245,340
Interactive Media & Services - 0.0%
Adevinta ASA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 10/23/27 (h)(t)(u)		2,175,000	2,188,594
Media - 0.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (f)(h)(t)		5,495,000	5,522,475
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.8574% 7/15/25 (f)(h)(t)		919,994	910,463
3 month U.S. LIBOR + 2.750% 2.8645% 1/31/26 (f)(h)(t)		2,453,932	2,424,656
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 8/15/25 (f)(h)(t)		8,191,464	8,175,900
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (f)(h)(t)		4,821,140	4,746,798
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.87% 2/1/27 (f)(h)(t)		16,626,013	16,600,575
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 1/31/28 (f)(h)(t)		7,255,000	7,212,268
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.611% 4/15/27 (f)(h)(t)		4,331,250	4,312,972
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.361% 1/15/26 (f)(h)(t)		3,465,793	3,443,508
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/31/26 (f)(h)(t)		315,587	312,826
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.37% 8/24/26 (f)(h)(t)		7,781,500	5,836,125
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/15/27 (f)(h)(t)		2,780,000	2,782,168
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.618% 11/17/24 (f)(h)(t)		1,805,057	1,773,468
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.625% 2/19/26 (f)(h)(t)		1,332,957	1,324,839
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 5/1/26 (f)(h)(t)		1,361,250	1,347,297
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (f)(h)(t)		1,363,150	1,366,135
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6235% 1/30/27 (f)(h)(t)		1,250,000	1,238,675
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1122% 10/22/26 (f)(h)(t)		3,390,000	3,417,968
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.361% 7/17/25 (f)(h)(t)		5,305,840	5,272,201
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8729% 9/19/26 (f)(h)(t)		6,570,600	6,576,777
Nielsen Finance LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 2.1189% 10/4/23 (f)(h)(t)		1,714,377	1,711,582
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/4/25 (f)(h)(t)		2,233,125	2,251,459
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 10/17/26 (f)(h)(t)		2,123,122	2,123,122
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.113% 8/31/25 (f)(h)(t)		1,922,846	1,924,058
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.62% 9/30/26 (f)(h)(t)		2,177,438	2,167,922
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 8/14/26 (f)(h)(t)		2,997,257	3,005,500
Univision Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (f)(h)(t)		3,818,395	3,834,165
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6122% 1/31/28 (f)(h)(t)		3,500,000	3,490,445
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(h)(t)		15,693,160	15,686,569
			120,792,916
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(h)(t)		19,395,000	19,667,694
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(h)(t)		2,890,000	2,935,344
Tranche B-5, term loan 8.625% 1/2/24 (t)		3,017,000	3,073,569
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(h)(t)		11,141,892	11,305,566
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.87% 4/11/25 (f)(h)(t)		1,960,728	1,952,434
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.87% 11/22/26 (f)(h)(t)		1,312,928	1,297,593
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8645% 6/10/27 (f)(h)(t)		2,732,746	2,745,126
			42,977,326

TOTAL COMMUNICATION SERVICES			250,913,661

CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 4/30/26 (f)(h)(t)		3,732,394	3,734,746
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/2/27 (f)(h)(t)		3,685,000	3,689,606
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(h)(t)		1,640,000	1,674,342
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (f)(h)(t)		2,411,094	2,507,537
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 3/1/25 (f)(h)(t)		615,736	580,331
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (f)(h)(t)		2,980,000	2,982,116
			15,168,678
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 5/23/27 (h)(t)(u)		1,315,000	1,306,650
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 11/8/23 (f)(h)(t)		1,308,718	1,306,598
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.875% 2/1/26 (f)(h)(t)		757,056	757,768
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3708% 4/18/25 (f)(h)(t)		4,618,697	4,614,355
			7,985,371
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 6/11/26 (f)(h)(t)		2,580,165	2,578,565
Protective Industrial Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (f)(h)(t)		1,260,000	1,260,000
			3,838,565
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (h)(t)(u)		4,405,000	4,360,950
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 11/26/26 (f)(h)(t)		1,361,250	1,349,625
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 2/24/26 (h)(t)(u)		4,095,000	4,095,000
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(h)(t)		5,908,383	5,915,769
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(t)		637,000	607,271
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(h)(t)		4,825,820	4,681,721
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (f)(h)(t)		1,628,081	1,580,867
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (f)(h)(t)		1,960,150	1,960,150
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (f)(h)(t)		2,958,280	2,979,225
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (f)(h)(t)		11,901,966	11,885,185
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5039% 7/30/25 (f)(h)(t)		1,093,187	1,049,919
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (f)(h)(t)		34,131	32,083
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (f)(h)(t)		2,603,812	2,596,209
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (f)(h)(t)		453,860	452,535
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (f)(h)(t)		194,870	183,177
WW International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (f)(h)(t)		4,413,540	4,412,437
			48,142,123
Hotels, Restaurants & Leisure - 0.6%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (f)(h)(t)		1,027,425	1,027,425
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 2/1/26 (f)(h)(t)		1,920,021	1,846,427
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (f)(h)(t)		2,940,225	3,182,794
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8645% 7/31/24 (f)(h)(t)		2,110,434	2,094,606
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (f)(h)(t)		2,782,142	2,799,530
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (f)(h)(t)		1,104,840	1,075,838
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/11/25 (f)(h)(t)		3,416,809	3,369,828
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 1/15/27 (f)(h)(t)		2,436,588	2,409,931
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (f)(h)(t)		870,625	875,161
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9734% 10/19/24 (f)(h)(t)		2,149,689	2,145,325
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (f)(h)(t)		2,263,625	2,416,420
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3403% 9/15/23 (f)(h)(t)		2,459,272	2,454,920
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 11/19/26 (f)(h)(t)		2,970,000	2,939,825
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 12/22/24 (f)(h)(t)		21,024,135	20,827,139
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6145% 7/20/25 (f)(h)(t)		11,655,788	11,683,761
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (f)(h)(t)		3,420,231	3,545,651
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (f)(h)(t)		1,745,000	1,752,277
CEC Entertainment, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.250% 10.25% 12/29/25 (f)(h)(t)		309,022	400,184
2LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 12/30/27 (f)(h)(t)		328,027	313,922
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 4/18/24 (f)(h)(t)		3,394,391	3,364,046
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (f)(h)(t)		10,275,709	10,211,485
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 3/16/24 (f)(h)(t)		1,867,713	1,868,442
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (f)(h)(t)		794,000	617,899
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (f)(h)(t)		3,591,374	3,218,769
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 11/30/23 (f)(h)(t)		6,214,859	6,197,395
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(h)(t)		15,856,788	15,678,400
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(h)(t)		18,840,030	18,659,542
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (f)(h)(t)		1,326,675	1,353,209
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8676% 6/21/26 (f)(h)(t)		2,928,862	2,920,485
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8582% 4/3/25 (f)(h)(t)		1,831,012	1,828,265
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/24 (f)(h)(t)		5,435,000	5,418,478
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 8/31/25 (f)(h)(t)		1,807,416	1,778,606
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 10/18/26 (f)(h)(t)		2,060,734	2,058,426
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 5/29/26 (f)(h)(t)		1,466,710	1,464,260
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (f)(h)(t)		1,525,717	1,523,260
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3645% 3/1/26 (f)(h)(t)		2,983,345	2,822,244
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (f)(h)(t)		300,749	288,548
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7401% 5/10/26 (f)(h)(t)		716,968	682,912
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.12% 5/11/24 (f)(h)(t)		570,891	566,729
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 8/14/24 (f)(h)(t)		4,460,599	4,386,509
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 7/6/24 (f)(h)(t)		3,549,998	3,543,359
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 7/10/25 (f)(h)(t)		5,161,298	5,179,569
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (f)(h)(t)		7,349,654	7,263,884
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2539% 5/30/26 (f)(h)(t)		3,764,101	2,931,294
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (f)(h)(t)		2,829,249	2,820,761
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 12/30/26 (f)(h)(t)		2,645,215	2,531,471
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7539% 12/30/27 (c)(f)(h)(t)		500,000	455,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(f)(h)(t)		773,063	776,928
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8622% 8/3/26 (f)(h)(t)		5,475,265	5,469,954
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 5/30/25 (f)(h)(t)		2,459,390	2,447,437
			187,488,530
Household Durables - 0.0%
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (f)(h)(t)		1,983,797	1,988,756
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (f)(h)(t)		1,925,000	1,956,281
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (f)(h)(t)		2,705,000	2,713,115
			6,658,152
Internet & Direct Marketing Retail - 0.4%
Bass Pro Group LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 2/26/28 (h)(t)(u)		47,430,000	47,476,007
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.75% 9/25/24 (f)(h)(t)		37,588,987	37,606,654
Buzz Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 1/29/27 (f)(h)(t)		3,087,263	3,079,544
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 1/29/27 (f)(h)(t)		630,238	627,874
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (f)(h)(t)		3,665,000	3,679,330
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/19/27 (f)(h)(t)		8,478,750	8,514,106
Red Ventures LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6145% 11/8/24 (f)(h)(t)		5,302,656	5,209,117
3 month U.S. LIBOR + 3.500% 4.25% 11/8/24 (f)(h)(t)		1,430,000	1,430,000
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 12/17/26 (f)(h)(t)		12,326,276	12,310,868
			119,933,500
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6111% 1/4/26 (f)(h)(t)		1,269,600	1,273,828
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6145% 12/21/25 (f)(h)(t)		2,519,215	2,427,893
			3,701,721
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (f)(h)(t)		4,040,000	4,040,000
Adient U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3843% 5/6/24 (f)(h)(t)		1,278,510	1,281,975
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (c)(f)(h)(t)		60,580	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (c)(f)(h)(t)		44,448	0
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (f)(h)(t)		1,398,600	1,395,985
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (h)(t)(u)		1,697,273	1,700,107
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (f)(h)(t)		7,637,727	7,650,482
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (f)(h)(t)		3,104,400	3,099,743
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/21/28 (f)(h)(t)		2,895,000	2,905,856
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (f)(h)(t)		1,592,774	1,591,277
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/25/28 (h)(t)(u)		2,140,000	2,137,325
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (f)(h)(t)		2,695,000	2,711,844
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(g)(h)(t)		1,725,586	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.205% 4/16/26 (f)(h)(t)		1,009,845	989,173
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.705% 9/12/24 (f)(h)(t)		302,500	297,711
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (f)(h)(t)		2,150,000	2,153,591
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (f)(h)(t)		560,000	567,700
			32,522,769
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/7/27 (f)(h)(t)		1,490,000	1,496,526
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (f)(h)(t)		2,333,275	2,350,775
			3,847,301

TOTAL CONSUMER DISCRETIONARY			429,286,710

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/25/27 (f)(h)(t)		1,095,000	1,100,935
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8611% 10/1/26 (f)(h)(t)		172,000	170,567
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6111% 10/1/25 (f)(h)(t)		495,880	496,678
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1123% 2/3/24 (f)(h)(t)		3,573,669	3,580,209
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (f)(h)(t)		1,674,213	1,666,445
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 1/30/27 (f)(h)(t)		3,433,959	3,401,955
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 10/22/25 (f)(h)(t)		1,492,736	1,495,348
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (f)(h)(t)		3,762,913	3,533,375
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8645% 6/20/25 (f)(h)(t)		2,504,074	2,522,855
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 9/23/27 (f)(h)(t)		3,964,217	3,981,342
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 9/13/26 (f)(h)(t)		2,962,500	2,913,619
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 6/27/23 (f)(h)(t)		1,782,715	1,765,619
			25,528,012
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (f)(h)(t)		1,617,542	1,627,652
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (f)(h)(t)		4,398,975	4,423,169
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 5/1/26 (f)(h)(t)		7,210,813	7,193,507
			13,244,328
Household Products - 0.0%
Energizer Holdings, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(h)(t)		1,083,958	1,083,503
3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(h)(t)		1,281,042	1,280,504
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(h)(t)		3,060,000	3,055,532
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/9/28 (f)(h)(t)		1,795,000	1,790,513
			7,210,052
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (f)(h)(t)		3,724,589	3,754,870
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1122% 6/15/25 (f)(h)(t)		748,710	649,191
			4,404,061

TOTAL CONSUMER STAPLES			51,487,388

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8645% 11/3/25 (f)(h)(t)		2,196,488	2,071,574
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1111% 5/21/25 (f)(h)(t)		1,080,518	994,844
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(h)(t)		1,993,875	2,026,275
			5,092,693
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (f)(h)(t)		3,479,057	3,486,293
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(h)(t)		3,218,791	3,069,342
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(h)(t)		2,120,758	2,080,612
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.37% 11/18/24 (f)(h)(t)		2,190,597	2,215,241
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(t)		1,402,250	1,339,499
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(h)(t)		6,588,524	6,600,910
Crestwood Holdings Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 7.62% 3/5/23 (f)(h)(t)		984,542	877,720
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 3/30/25 (f)(h)(t)		2,230,339	2,183,881
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (f)(h)(t)		427,910	420,824
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (f)(h)(t)		4,143,068	4,123,844
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (f)(h)(t)		2,985,000	2,254,600
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 7/18/25 (f)(h)(t)		5,143,771	4,845,432
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (f)(h)(t)		5,057,617	5,099,343
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(h)(t)		4,937,186	4,777,764
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 5/22/26 (f)(h)(t)		2,139,511	2,097,619
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8645% 10/15/26 (f)(h)(t)		1,543,338	1,538,322
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (f)(h)(t)		1,214,625	1,220,698
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(g)(h)(t)		2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 12/31/49 (c)(f)(g)(h)(t)		907,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(h)(t)		1,728,125	1,510,381
			49,742,325

TOTAL ENERGY			54,835,018

FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6229% 2/13/27 (f)(h)(t)		1,994,850	1,987,988
3 month U.S. LIBOR + 4.500% 5.5% 2/13/27 (f)(h)(t)		1,900,638	1,910,616
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7358% 9/30/24 (f)(h)(t)		7,837,226	7,835,266
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (f)(h)(t)		1,692,534	1,694,650
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/28 (h)(t)(u)		10,145,000	10,084,739
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (f)(h)(t)		4,780,900	4,805,665
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.375% 8/3/25 (f)(h)(t)		1,900,417	1,893,290
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3623% 3/1/25 (f)(h)(t)		3,504,197	3,495,436
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/30/25 (f)(h)(t)		2,235,757	2,239,960
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7384% 7/1/26 (f)(h)(t)		1,348,218	1,345,414
			37,293,024
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(f)(t)		1,695,000	1,695,000
Agellan Portfolio 9% 8/7/25 (c)(f)(t)		424,000	424,000
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (f)(h)(t)		3,975,372	3,973,702
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (f)(h)(t)		2,231,939	2,223,881
Extell Boston 5.154% 8/31/21 (c)(f)(t)		206,156	206,156
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 6/27/25 (f)(h)(t)		1,910,929	1,909,744
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 7/3/24 (f)(h)(t)		4,412,298	4,393,016
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (f)(h)(t)		3,221,925	3,235,006
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (f)(h)(t)		1,233,911	1,212,700
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (f)(h)(t)		2,220,000	2,225,550
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (f)(h)(t)		7,311,182	7,300,361
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/30/24 (f)(h)(t)		1,017,298	1,019,027
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (f)(h)(t)		766,631	758,329
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 2/11/27 (f)(h)(t)		4,685,618	4,695,880
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 11/16/26 (f)(h)(t)		3,059,888	3,061,601
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/29/26 (f)(h)(t)		2,183,394	2,185,447
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(f)(h)(t)		5,514,000	5,514,000
			46,033,400
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 2/13/27 (f)(h)(t)		9,044,627	8,980,591
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/10/25 (f)(h)(t)		3,355,327	3,329,927
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/9/25 (f)(h)(t)		985,000	978,026
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(h)(t)		3,239,375	3,242,744
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1229% 3/18/27 (f)(h)(t)		5,074,991	5,066,516
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (c)(f)(h)(t)		738,150	736,305
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (c)(f)(h)(t)		545,000	534,100
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/16/28 (f)(h)(t)		3,205,000	3,203,654
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 11/3/23 (f)(h)(t)		3,074,323	3,067,929
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 11/3/24 (f)(h)(t)		4,708,607	4,693,916
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3645% 2/5/28 (f)(h)(t)		6,510,000	6,687,007
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 12/23/26 (f)(h)(t)		14,479,773	14,432,279
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 7/31/27 (f)(h)(t)		3,935,000	3,920,244
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (f)(h)(t)		2,608,650	2,617,128
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9651% 4/25/25 (f)(h)(t)		17,372,105	17,180,491
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (f)(h)(t)		4,354,088	4,359,530
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4022% 12/2/26 (f)(h)(t)		123,750	122,999
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2539% 5/16/24 (f)(h)(t)		8,339,004	8,271,958
			91,425,344

TOTAL FINANCIALS			174,751,768

HEALTH CARE - 0.4%
Biotechnology - 0.0%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (f)(h)(t)		6,649,953	6,663,785
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 11/6/27 (f)(h)(t)		3,010,000	3,025,983
CPI Holdco LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 11/4/26 (f)(h)(t)		630,238	632,210
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (f)(h)(t)		3,885,833	3,910,120
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.8226% 6/30/25 (f)(h)(t)		3,712,441	3,717,082
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/30/27 (f)(h)(t)		2,270,000	2,276,810
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 3/31/27 (f)(h)(t)		2,844,587	2,847,431
			16,409,636
Health Care Providers & Services - 0.2%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (f)(h)(t)		6,435,044	6,453,834
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 8/12/26 (f)(h)(t)		846,355	843,833
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(h)(t)		19,140,000	19,076,264
Global Medical Response, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/25 (f)(h)(t)		1,500,000	1,500,000
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (f)(h)(t)		1,296,379	1,298,000
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 10/20/27 (h)(t)(v)		163,621	163,825
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/13/25 (f)(h)(t)		1,859,348	1,862,844
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/18/26 (f)(h)(t)		4,075,992	4,084,266
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2/25/28 (h)(t)(u)		2,720,000	2,723,400
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 8/31/26 (f)(h)(t)		2,164,413	2,133,159
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3645% 8/30/27 (f)(h)(t)		810,000	802,913
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 8/31/26 (f)(h)(t)		997,500	1,002,488
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 8/31/26 (f)(h)(t)		599,468	590,812
Pluto Acquisition I, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 6/20/26 (f)(h)(t)		2,750,000	2,770,625
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7947% 7/9/25 (f)(h)(t)		1,310,000	1,304,275
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 11/16/25 (f)(h)(t)		3,988,823	3,990,897
Select Medical Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.53% 3/6/25 (f)(h)(t)		740,000	737,691
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (f)(h)(t)		620,313	634,660
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (f)(h)(t)		2,319,155	2,309,206
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (f)(h)(t)		4,608,198	4,574,374
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (f)(h)(t)		1,855,000	1,867,373
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(h)(t)		7,475,346	7,442,156
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6145% 11/20/26 (f)(h)(t)		1,612,813	1,617,522
			69,784,417
Health Care Technology - 0.1%
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 2/11/26 (f)(h)(t)		13,274,704	13,346,919
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7112% 7/22/26 (f)(h)(t)		2,407,341	2,404,332
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/25/26 (f)(h)(t)		1,570,000	1,573,925
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/1/27 (f)(h)(t)		3,040,000	3,052,677
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(h)(t)		1,515,000	1,522,575
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6229% 9/30/26 (f)(h)(t)		2,045,132	2,047,115
			23,947,543
Life Sciences Tools & Services - 0.0%
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/6/28 (f)(h)(t)		5,750,000	5,767,595
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 5/17/26 (f)(h)(t)		1,473,750	1,476,049
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8729% 8/1/27 (f)(h)(t)		9,390,403	9,366,927
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (f)(h)(t)		5,846,604	5,571,814
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 11/27/25 (f)(h)(t)		2,572,059	2,570,053
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 6/1/25 (f)(h)(t)		5,483,957	5,488,783
			24,473,626

TOTAL HEALTH CARE			147,046,602

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (f)(h)(t)		5,197,309	5,188,941
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (f)(h)(t)		1,690,000	1,685,775
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.36% 6/19/26 (f)(h)(t)		617,188	587,741
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 5/30/25 (f)(h)(t)		4,757,019	4,693,750
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 12/9/25 (f)(h)(t)		13,087,490	12,908,584
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 8/22/24 (f)(h)(t)		2,459,616	2,428,871
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (f)(h)(t)		3,228,002	3,106,145
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (f)(h)(t)		319,000	271,948
			30,871,755
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/8/26 (f)(h)(t)		2,209,238	2,132,909
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/4/26 (f)(h)(t)		1,187,762	1,146,725
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(f)(h)(t)		3,755,000	3,745,613
PAE Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 10/19/27 (f)(h)(t)		1,310,000	1,316,000
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (f)(h)(t)		1,318,301	1,322,005
			9,663,252
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (f)(h)(t)		3,054,650	3,073,742
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (f)(h)(t)		3,527,896	3,625,477
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(h)(t)		5,495,000	5,859,373
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(h)(t)		4,930,000	5,214,510
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (f)(h)(t)		3,628,350	3,510,429
			21,283,531
Building Products - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(h)(t)		1,731,906	1,769,800
APi Group DE, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6145% 10/1/26 (f)(h)(t)		3,217,500	3,217,500
3 month U.S. LIBOR + 2.750% 2.8645% 10/1/26 (f)(h)(t)		1,985,000	1,991,213
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 6/1/25 (f)(h)(t)		2,098,738	2,099,179
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 2/28/27 (f)(h)(t)		2,908,025	2,900,755
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 5/31/25 (f)(h)(t)		6,880,721	6,876,454
			18,854,901
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (f)(h)(t)		783,038	783,038
American Residential Services LLC/ARS Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/15/27 (f)(h)(t)		2,320,000	2,330,162
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1165% 12/31/25 (f)(h)(t)		1,584,443	1,587,310
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(h)(t)		2,675,408	2,384,457
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(h)(t)		11,428,353	11,370,068
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5034% 5/13/27 (f)(h)(t)		2,034,900	2,041,005
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(h)(t)		2,365,500	2,287,628
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 8/1/26 (f)(h)(t)		3,553,125	3,558,135
Erm Emerald U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.5039% 7/10/26 (f)(h)(t)		985,000	983,158
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (f)(h)(t)		623,438	625,464
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 3/29/25 (f)(h)(t)		3,265,527	3,244,432
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (f)(h)(t)		2,567,760	2,446,511
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.375% 6/29/26 (f)(h)(t)		1,451,250	1,451,250
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6145% 1/23/27 (f)(h)(t)		3,795,925	3,772,200
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (f)(h)(t)		2,500,000	2,521,875
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1145% 9/20/26 (f)(h)(t)		3,066,472	3,080,517
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.62% 1/7/25 (f)(h)(t)		1,140,563	1,135,806
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/23/26 (f)(h)(t)		893,537	894,037
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(t)		3,388,579	3,388,579
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.0039% 8/29/25 (f)(h)(t)		1,498,420	1,431,531
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (f)(h)(t)		2,222,230	2,218,075
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 2/8/26 (f)(h)(t)		544,305	530,697
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 12/20/24 (f)(h)(t)		1,869,536	1,871,873
			55,937,808
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.111% 1/24/27 (f)(h)(t)		1,941,549	1,937,103
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(h)(t)		865,000	986,100
Pike Corp.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.12% 1/21/28 (f)(h)(t)		1,421,233	1,420,792
3 month U.S. LIBOR + 3.970% 4.1% 7/24/26 (f)(h)(t)		1,777,465	1,779,687
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.12% 1/21/28 (f)(h)(t)		1,078,767	1,078,433
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 1/23/27 (f)(h)(t)		4,234,505	4,246,870
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (f)(h)(t)		1,505,000	1,516,288
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (f)(h)(t)		1,614,335	1,603,245
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (f)(h)(t)		3,443,272	3,451,880
			18,020,398
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (f)(h)(t)		2,890,000	2,898,265
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 10/14/27 (f)(h)(t)		5,590,358	5,601,986
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1195% 3/2/27 (f)(h)(t)		7,111,263	7,118,160
			15,618,411
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 10/1/25 (f)(h)(t)		1,313,821	1,311,771
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3729% 11/15/26 (f)(h)(t)		280,000	273,560
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6123% 11/15/25 (f)(h)(t)		1,157,014	1,144,865
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (f)(h)(t)		1,810,463	1,824,494
			4,554,690
Professional Services - 0.0%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/5/28 (f)(h)(t)		3,825,000	3,823,279
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 2/7/26 (f)(h)(t)		4,162,822	4,126,397
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/5/28 (h)(t)(u)		2,190,000	2,192,738
			10,142,414
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2539% 12/30/26 (f)(h)(t)		3,721,875	3,724,964
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 0% 2/19/27 (h)(t)		5,608,079	5,618,622
3 month U.S. LIBOR + 3.500% 3.6176% 4/4/25 (f)(h)(t)		5,100,000	5,103,825
			14,447,411
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.95% 8/9/25 (f)(h)(t)		1,892,955	1,808,359

TOTAL INDUSTRIALS			201,202,930

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0039% 8/10/25 (f)(h)(t)		2,529,529	1,733,512
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 4/4/26 (f)(h)(t)		6,954,531	6,938,257
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (f)(h)(t)		10,395,000	10,425,665
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 4/15/26 (f)(h)(t)		1,592,504	1,591,517
			20,688,951
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (f)(h)(t)		716,136	712,333
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (f)(h)(t)		277,000	272,845
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (f)(h)(t)		481,047	483,852
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.3645% 3/8/26 (f)(h)(t)		226,000	220,350
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 3/8/25 (f)(h)(t)		4,432,401	4,383,911
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (f)(h)(t)		3,467,423	3,447,208
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 8/10/27 (f)(h)(t)		3,233,750	3,235,496
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 2/15/24 (f)(h)(t)		3,649,029	3,643,556
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6229% 9/28/24 (f)(h)(t)		2,099,221	2,095,946
			18,495,497
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/4/28 (f)(h)(t)		3,345,000	3,361,725
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 11/24/27 (f)(h)(t)		4,825,000	4,817,473
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 4/19/25 (f)(h)(t)		622,632	624,966
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(h)(t)		8,500,000	8,528,305
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 10/31/26 (f)(h)(t)		3,905,069	3,902,140
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (f)(h)(t)		2,490,873	2,494,385
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(t)		271,430	272,334
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3% 5/31/25 (f)(h)(t)		4,293,647	3,337,151
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(t)		334,203	335,316
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8659% 4/30/27 (f)(h)(t)		7,749,096	7,773,350
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (f)(h)(t)		1,820,000	1,810,900
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2/22/28 (h)(t)(u)		10,566,174	10,605,797
3 month U.S. LIBOR + 3.750% 2/22/28 (h)(t)(u)		6,003,826	6,026,340
Rackspace Hosting, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/2/28 (f)(h)(t)		6,660,000	6,654,872
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 10/31/26 (f)(h)(t)		8,917,594	8,924,996
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 5/1/24 (f)(h)(t)		3,670,489	3,664,066
Verscend Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/27/25 (h)(t)(u)		1,000,000	1,004,700
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6145% 8/27/25 (f)(h)(t)		4,433,783	4,454,622
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.111% 3/1/26 (f)(h)(t)		5,383,816	5,393,938
			83,987,376
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5% 9/30/27 (f)(h)(t)		85,769	85,555
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (f)(h)(t)		1,219,614	1,222,663
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 9/19/26 (f)(h)(t)		1,728,125	1,730,510
			3,038,728
Software - 0.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (f)(h)(t)		1,963,987	1,934,528
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 4/23/26 (f)(h)(t)		2,513,703	2,511,616
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (f)(h)(t)		2,533,650	2,537,881
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3708% 10/2/25 (f)(h)(t)		8,531,662	8,530,553
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4875% 9/5/25 (f)(h)(t)		1,946,240	1,942,990
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5902% 4/30/25 (f)(h)(t)		4,569,956	4,547,106
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (f)(h)(t)		1,470,000	1,473,675
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/2/27 (f)(h)(t)		2,055,000	2,065,275
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/2/28 (f)(h)(t)		560,000	572,600
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9001% 11/29/24 (f)(h)(t)		1,548,670	1,490,982
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 10/16/26 (f)(h)(t)		8,324,863	8,327,859
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1145% 2/16/29 (f)(h)(t)		1,590,000	1,597,950
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 8/23/25 (f)(h)(t)		731,736	732,424
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4% 7/30/27 (f)(h)(t)		3,640,875	3,658,024
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.37% 12/22/23 (f)(h)(t)		6,560,505	6,565,425
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(h)(t)		5,283,000	5,311,898
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(h)(t)		12,173,610	12,041,770
Flexera Software LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 2/26/25 (f)(h)(t)		1,231,653	1,233,415
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 1/26/28 (h)(t)(u)		400,000	402,000
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (f)(h)(t)		4,250,000	4,265,938
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (f)(h)(t)		194,480	195,777
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (f)(h)(t)		5,525,464	5,542,758
ION Trading Technologies Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (f)(h)(t)		8,753,145	8,764,086
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 2/17/28 (h)(t)(u)		1,390,000	1,386,525
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(h)(t)		1,357,813	1,373,088
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.8645% 6/21/24 (f)(h)(t)		2,287,540	2,262,766
3 month U.S. LIBOR + 2.750% 2.8645% 6/21/24 (f)(h)(t)		14,954,738	14,792,778
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 9/29/24 (f)(h)(t)		6,609,795	6,622,552
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(h)(t)		2,328,300	2,332,677
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3645% 2/12/29 (f)(h)(t)		535,000	539,681
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 9/15/24 (f)(h)(t)		1,232,341	1,227,547
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.12% 9/4/26 (f)(h)(t)		175,000	168,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.37% 9/4/25 (f)(h)(t)		1,258,269	1,248,442
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 5/30/26 (f)(h)(t)		1,728,125	1,721,921
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 5/30/26 (f)(h)(t)		1,117,200	1,123,713
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/18/28 (h)(t)(u)		3,215,000	3,216,350
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/31/25 (f)(h)(t)		2,724,019	2,695,634
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3622% 8/1/25 (f)(h)(t)		1,432,760	1,425,152
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 3/3/23 (f)(h)(t)		3,021,145	3,016,402
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (f)(h)(t)		5,725,000	5,737,538
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 4/16/25 (f)(h)(t)		3,175,626	3,163,718
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 4/16/25 (f)(h)(t)		2,418,259	2,409,191
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 4/16/25 (f)(h)(t)		7,215,551	7,188,493
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1229% 1/31/27 (f)(h)(t)		1,651,675	1,643,417
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/19/27 (f)(h)(t)		1,385,000	1,388,463
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.75% 5/3/26 (f)(h)(t)		13,134,275	13,209,009
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 5/4/26 (f)(h)(t)		5,010,487	5,029,276
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(t)		3,350,000	3,454,688
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.1145% 2/28/27 (f)(h)(t)		4,665,373	4,659,542
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 6/1/25 (f)(h)(t)		4,551,821	4,583,138
			183,867,106
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 9/19/25 (f)(h)(t)		3,477,786	3,487,941

TOTAL INFORMATION TECHNOLOGY			313,565,599

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (f)(h)(t)		2,767,235	2,769,531
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10/28/28 (h)(t)(u)		555,000	557,314
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/28/27 (f)(h)(t)		2,060,000	2,080,600
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(t)		629,190	629,190
3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (f)(h)(t)		208,270	208,270
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(t)		483,873	483,873
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (f)(h)(t)		160,168	160,168
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6176% 5/7/25 (f)(h)(t)		3,105,827	3,043,711
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 1/31/26 (f)(h)(t)		1,254,520	1,252,325
GrafTech Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 2/12/25 (f)(h)(t)		479,957	480,105
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.74% 7/1/26 (f)(h)(t)		1,162,300	1,156,489
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (f)(h)(t)		6,920,000	6,945,950
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7539% 3/1/26 (f)(h)(t)		3,129,263	3,126,916
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (f)(h)(t)		2,350,279	2,335,003
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (f)(h)(t)		3,815,825	3,814,642
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.111% 10/1/25 (f)(h)(t)		9,473,408	9,441,293
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.87% 4/3/25 (f)(h)(t)		2,073,029	2,051,656
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1793% 9/22/24 (f)(h)(t)		2,628,693	2,628,982
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0039% 4/3/25 (f)(h)(t)		463,541	462,498
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2.0039% 4/3/25 (f)(h)(t)		794,502	792,714
			44,421,230
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.26% 1/4/27 (f)(h)(t)		2,100,330	2,089,829
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 2/28/25 (f)(h)(t)		4,455,781	4,454,845
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (f)(h)(t)		2,787,446	2,796,952
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (f)(h)(t)		953,179	956,429
			10,298,055
Containers & Packaging - 0.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1308% 11/7/25 (f)(h)(t)		5,175,862	5,136,215
Berry Global, Inc. Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1205% 7/1/26 (f)(h)(t)		4,432,500	4,428,555
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4425% 4/3/24 (f)(h)(t)		615,157	604,219
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8645% 12/21/26 (f)(h)(t)		3,453,900	3,462,535
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (f)(h)(t)		3,040,000	3,062,800
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2375% 6/29/25 (f)(h)(t)		8,053,101	7,985,697
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (f)(h)(t)		3,508,932	3,505,107
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 2/24/28 (f)(h)(t)		1,050,000	1,047,701
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/4/27 (f)(h)(t)		4,614,203	4,618,910
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 2/4/26 (h)(t)(u)		2,055,000	2,056,295
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (f)(h)(t)		2,246,355	2,244,108
Pregis TopCo Corp.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 7/31/26 (f)(h)(t)		1,535,992	1,535,992
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 8/1/26 (f)(h)(t)		1,750,000	1,750,000
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (f)(h)(t)		1,002,150	997,140
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 1/30/27 (f)(h)(t)		4,029,706	4,032,729
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3708% 2/16/26 (f)(h)(t)		3,140,000	3,126,906
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 2/5/23 (f)(h)(t)		3,989,798	3,978,587
Tricorbraun Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 1/29/28 (h)(t)(u)		3,143,037	3,138,134
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 1/29/28 (h)(t)(u)		706,963	705,860
			57,417,490
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (f)(h)(t)		2,877,890	2,221,127
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.231% 7/26/26 (f)(h)(t)		323,125	323,125
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/2/27 (f)(h)(t)		1,575,000	1,577,961
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 6/30/27 (f)(h)(t)		960,175	964,976
			2,866,062

TOTAL MATERIALS			117,223,964

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 9/18/26 (f)(h)(t)		284,689	282,910
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8642% 6/28/23 (f)(h)(t)		835,000	832,913
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (f)(h)(t)		1,346,319	1,225,998
			2,341,821
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(f)(h)(t)		895,367	895,367
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 8/21/25 (f)(h)(t)		8,618,868	8,555,778
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(t)		3,293,565	2,822,190
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(t)		185,762	159,176
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (f)(h)(t)		51,660	51,448
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8611% 12/22/24 (f)(h)(t)		9,592,909	9,524,608
			22,008,567

TOTAL REAL ESTATE			24,350,388

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (f)(h)(t)		12,204,503	12,172,039
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/15/27 (f)(h)(t)		1,930,163	1,939,331
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (f)(h)(t)		1,868,857	1,870,800
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (f)(h)(t)		1,874,976	1,743,728
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 8/28/25 (f)(h)(t)		1,385,182	1,371,330
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (f)(h)(t)		1,056,372	1,056,372
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(h)(t)		5,970,000	5,986,776
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8631% 12/31/25 (f)(h)(t)		7,822,027	7,791,443
			33,931,819
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 8/13/26 (f)(h)(t)		1,301,651	1,306,533
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (f)(h)(t)		1,768,900	1,764,478
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (f)(h)(t)		831,869	832,284
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 6/28/26 (f)(h)(t)		320,625	320,359
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (f)(h)(t)		1,498,986	1,483,996
			4,401,117

TOTAL UTILITIES			39,639,469

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,786,709,858)			1,804,303,497

Bank Notes - 0.2%
Discover Bank:
3.2% 8/9/21		$16,424,000	$16,589,528
4.682% 8/9/28 (f)		8,844,000	9,458,658
KeyBank NA 6.95% 2/1/28		1,259,000	1,615,851
RBS Citizens NA 2.55% 5/13/21		4,182,000	4,193,070
Regions Bank 6.45% 6/26/37		15,683,000	21,663,147
Synchrony Bank 3.65% 5/24/21		14,890,000	14,959,725
TOTAL BANK NOTES
(Cost $61,271,632)			68,479,979

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 2.625% (Reg. S) (f)(w)	EUR	$8,800,000	$10,999,191
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (f)(w)	EUR	7,014,000	8,759,410
2.7%(Reg. S) (f)(w)	EUR	8,400,000	10,407,959
3.875% (Reg. S) (f)(w)	EUR	18,100,000	23,736,668
			42,904,037
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (w)		4,843,000	5,006,145
Danone SA 1.75% (Reg. S) (f)(w)	EUR	8,000,000	9,961,290
			14,967,435
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(w)		1,520,000	1,580,525
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(w)	EUR	3,600,000	4,850,180
Alfa Bond Issuance PLC:
6.95% (Reg. S) (f)(w)		300,000	313,568
8% (Reg. S) (f)(w)		2,056,000	2,136,118
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(w)	EUR	3,400,000	4,367,912
Banco Do Brasil SA 6.25% (d)(f)(w)		1,545,000	1,546,581
Banco Mercantil del Norte SA:
6.875% (d)(f)(w)		1,960,000	2,043,913
7.625% (d)(f)(w)		608,000	687,853
Bank of Nova Scotia:
4.65% (f)(w)		4,078,000	4,155,990
4.9% (f)(w)		1,650,000	1,788,834
Barclays Bank PLC 7.625% 11/21/22		5,362,000	6,009,059
Barclays PLC 7.125% (f)(w)	GBP	645,000	1,014,187
BNP Paribas SA 6.625% (Reg. S) (f)(w)		4,470,000	4,978,385
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(w)		1,090,000	1,190,727
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(w)		300,000	326,870
HSBC Holdings PLC 6.375% (f)(w)		5,550,000	6,224,702
Itau Unibanco Holding SA 6.125% (d)(f)(w)		2,015,000	2,048,664
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5575% (f)(h)(w)		595,000	593,533
3 month U.S. LIBOR + 3.470% 3.6815% (f)(h)(w)		595,000	594,167
Lloyds Banking Group PLC 5.125% (f)(w)	GBP	3,420,000	4,953,293
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(w)		1,210,000	1,265,355
NBK Tier 1 Financing Ltd. 3.625% (d)(f)(w)		635,000	629,365
Societe Generale 7.875% (Reg. S) (f)(w)		900,000	1,008,147
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (w)	EUR	3,410,725	5,282,673
Tinkoff Credit Systems 9.25% (Reg. S) (f)(w)		2,392,000	2,554,573
			60,564,649
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(w)		13,340,000	14,994,127
UBS Group AG 7% (Reg. S) (f)(w)		940,000	1,078,103
			16,072,230
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(w)		2,334,986	521,847
Insurance - 0.1%
Allianz SE 3.5% (Reg. S) (f)(w)		3,400,000	3,485,947
Aviva PLC 6.125% (f)(w)	GBP	10,240,000	15,534,027
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(w)		7,527,000	7,962,408
5.875% (d)(f)(w)		3,175,000	3,489,134
			30,471,516

TOTAL FINANCIALS			107,630,242

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (f)(w)	EUR	2,680,000	3,325,537
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	21,300,000	26,316,637

TOTAL HEALTH CARE			29,642,174

INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(w)		505,000	553,021
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,250,000	5,486,755

TOTAL INDUSTRIALS			6,039,776

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 5.65% (d)(f)(w)		695,000	750,611
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(w)	EUR	6,200,000	7,783,115
AT Securities BV 5.25% (Reg. S) (f)(w)		10,250,000	11,051,936
CPI Property Group SA 3.75% (Reg. S) (f)(w)	EUR	6,840,000	7,971,302
Deutsche Annington Finance BV 4% (Reg. S) (f)(w)	EUR	4,000,000	4,997,952
Grand City Properties SA 1.5% (Reg. S) (f)(w)	EUR	10,500,000	12,410,467
Heimstaden Bostad AB 3.248% (Reg. S) (f)(w)	EUR	11,640,000	14,392,848
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(w)	EUR	5,240,000	6,389,823
			64,997,443
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(w)		16,500,000	17,357,932
Enel SpA 2.5% 12/31/99 (Reg. S) (f)	EUR	3,535,000	4,459,214
ORSTED A/S 1.5% 2/18/3021 (Reg. S) (f)	EUR	1,050,000	1,256,732
			23,073,878
TOTAL PREFERRED SECURITIES
(Cost $291,662,222)			302,585,312
		Shares	Value

Money Market Funds - 9.2%
Fidelity Cash Central Fund 0.07% (x)		2,162,494,597	2,162,927,096
Fidelity Securities Lending Cash Central Fund 0.08% (x)(y)		896,556,761	896,646,416
TOTAL MONEY MARKET FUNDS
(Cost $3,059,517,557)			3,059,573,512

Purchased Swaptions - 0.0%(z)
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	9,200,000	$689,310
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	17,500,000	572,850
Option with an exercise rate of 2.625% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 34 Index expiring December 2021, paying 5% quarterly.	5/19/21	EUR 81,850,000	1,632,777

TOTAL PUT OPTIONS			2,894,937

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	9,200,000	33,401
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	17,500,000	409,110

TOTAL CALL OPTIONS			442,511

TOTAL PURCHASED SWAPTIONS
(Cost $2,406,807)			3,337,448
TOTAL INVESTMENT IN SECURITIES - 111.6%
(Cost $36,056,843,768)			37,203,416,684
NET OTHER ASSETS (LIABILITIES) - (11.6)%			(3,866,019,339)
NET ASSETS - 100%			$33,337,397,345

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/51	$(41,400,000)	$(42,042,988)
2% 3/1/51	(20,700,000)	(21,021,494)
2.5% 3/1/51	(55,450,000)	(57,582,241)
3% 3/1/51	(39,600,000)	(41,254,373)
3% 3/1/51	(25,350,000)	(26,409,049)
3% 3/1/51	(16,750,000)	(17,449,766)
3% 3/1/51	(36,300,000)	(37,816,509)

TOTAL GINNIE MAE		(243,576,420)

Uniform Mortgage Backed Securities
1.5% 3/1/36	(18,100,000)	(18,331,839)
2% 3/1/51	(47,150,000)	(47,598,844)
2% 3/1/51	(71,550,000)	(72,231,120)
2% 3/1/51	(71,550,000)	(72,231,120)
2% 3/1/51	(14,000,000)	(14,133,273)
2.5% 3/1/51	(39,600,000)	(41,063,343)
2.5% 3/1/51	(25,350,000)	(26,286,761)
2.5% 3/1/51	(71,250,000)	(73,882,908)
2.5% 3/1/51	(31,250,000)	(32,404,784)
2.5% 3/1/51	(93,500,000)	(96,955,115)
2.5% 3/1/51	(37,875,000)	(39,274,599)
3% 3/1/51	(11,900,000)	(12,461,066)
3% 3/1/51	(67,400,000)	(70,577,802)
3% 3/1/51	(67,770,000)	(70,965,247)
3% 3/1/51	(39,600,000)	(41,467,077)
3% 3/1/51	(25,350,000)	(26,545,212)
3% 3/1/51	(76,150,000)	(79,740,351)
3% 3/1/51	(57,200,000)	(59,896,888)
3% 3/1/51	(71,175,000)	(74,530,787)
3% 3/1/51	(55,775,000)	(58,404,702)
3% 3/1/51	(54,150,000)	(56,703,086)
3% 3/1/51	(44,575,000)	(46,676,640)
3% 3/1/51	(83,150,000)	(87,070,389)
3% 3/1/51	(34,530,000)	(36,158,034)
3% 3/1/51	(150,000)	(157,072)
3.5% 3/1/51	(18,780,000)	(19,922,940)
3.5% 3/1/51	(31,100,000)	(32,992,729)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,308,663,728)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,554,993,651)		$(1,552,240,148)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	$(2,608,747)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	5,600,000	(313,047)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	37,000,000	(1,422,898)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	65,300,000	(2,231,276)

TOTAL PUT SWAPTIONS			(6,575,968)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	(110,995)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	5,600,000	(82,143)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	37,000,000	(945,294)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	65,300,000	(1,497,209)

TOTAL CALL SWAPTIONS			(2,635,641)

TOTAL WRITTEN SWAPTIONS			$(9,211,609)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	57	March 2021	$6,011,745	$(413,290)	$(413,290)
Eurex Euro-Bobl Contracts (Germany)	35	March 2021	5,667,588	(15,993)	(15,993)
Eurex Euro-Bund Contracts (Germany)	27	March 2021	5,648,826	(57,249)	(57,249)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	35	March 2021	8,860,541	(612,643)	(612,643)
TME 10 Year Canadian Note Contracts (Canada)	315	June 2021	34,599,010	(683,601)	(683,601)
TOTAL BOND INDEX CONTRACTS					(1,782,776)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	18	June 2021	3,973,781	(3,345)	(3,345)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,056	June 2021	130,911,000	(917,064)	(917,064)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	224	June 2021	35,665,000	(387,145)	(387,145)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	320	June 2021	47,150,000	(528,609)	(528,609)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	275	June 2021	51,992,188	(776,393)	(776,393)
TOTAL TREASURY CONTRACTS					(2,612,556)

TOTAL PURCHASED					(4,395,332)

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	75	June 2021	13,350,687	109,527	109,527
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	961	June 2021	127,542,719	1,461,998	1,461,998
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,415	June 2021	533,148,984	304,480	304,480
TOTAL TREASURY CONTRACTS					1,766,478

TOTAL SOLD					1,876,005

TOTAL FUTURES CONTRACTS					$(2,519,327)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 2.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,300,809,284.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	2,435,277	EUR	1,995,000	BNP Paribas SA	3/1/21	$28,209
AUD	66,000	USD	51,114	Goldman Sachs Bank USA	3/2/21	(331)
USD	78,260	GBP	56,000	JPMorgan Chase Bank, N.A.	3/2/21	241
CAD	4,000	USD	3,132	JPMorgan Chase Bank, N.A.	3/5/21	11
CAD	1,471,000	USD	1,161,700	JPMorgan Chase Bank, N.A.	3/5/21	(5,788)
EUR	4,766,000	USD	5,798,091	BNP Paribas SA	3/5/21	(47,197)
EUR	2,199,000	USD	2,684,522	BNP Paribas SA	3/5/21	(31,098)
EUR	199,000	USD	240,286	Citibank, N.A.	3/5/21	(162)
EUR	2,325,000	USD	2,822,443	JPMorgan Chase Bank, N.A.	3/5/21	(16,982)
EUR	5,340,000	USD	6,485,873	JPMorgan Chase Bank, N.A.	3/5/21	(42,362)
EUR	202,000	USD	245,661	Royal Bank of Canada	3/5/21	(1,918)
EUR	720,000	USD	875,002	Royal Bank of Canada	3/5/21	(6,214)
EUR	471,000	USD	572,829	State Street Bank and Trust Co.	3/5/21	(4,497)
EUR	175,000	USD	211,927	State Street Bank and Trust Co.	3/5/21	(763)
EUR	1,528,000	USD	1,850,746	State Street Bank and Trust Co.	3/5/21	(6,985)
EUR	16,151,000	USD	19,590,872	State Street Bank and Trust Co.	3/5/21	(102,268)
GBP	193,000	USD	266,492	BNP Paribas SA	3/5/21	2,401
GBP	758,000	USD	1,069,857	Citibank, N.A.	3/5/21	(13,788)
GBP	508,000	USD	694,800	JPMorgan Chase Bank, N.A.	3/5/21	12,962
GBP	1,698,000	USD	2,372,984	JPMorgan Chase Bank, N.A.	3/5/21	(7,278)
GBP	1,298,000	USD	1,782,166	Royal Bank of Canada	3/5/21	26,248
GBP	1,264,000	USD	1,727,664	State Street Bank and Trust Co.	3/5/21	33,380
GBP	236,000	USD	324,122	State Street Bank and Trust Co.	3/5/21	4,681
GBP	35,000	USD	48,455	State Street Bank and Trust Co.	3/5/21	308
GBP	2,061,000	USD	2,866,826	State Street Bank and Trust Co.	3/5/21	4,623
USD	261,710	AUD	341,000	BNP Paribas SA	3/5/21	(676)
USD	34,089	AUD	44,000	JPMorgan Chase Bank, N.A.	3/5/21	233
USD	114,649	AUD	145,000	JPMorgan Chase Bank, N.A.	3/5/21	3,078
USD	317,523	CAD	404,000	BNP Paribas SA	3/5/21	60
USD	67,012	CAD	86,000	CIBC	3/5/21	(567)
USD	57,957	CAD	74,000	Citibank, N.A.	3/5/21	(192)
USD	96,365	CAD	121,000	Citibank, N.A.	3/5/21	1,283
USD	197,906	CAD	248,000	JPMorgan Chase Bank, N.A.	3/5/21	3,027
USD	322,174	CAD	410,000	Royal Bank of Canada	3/5/21	(4)
USD	95,642	CAD	122,000	State Street Bank and Trust Co.	3/5/21	(226)
USD	316,569	CAD	400,000	State Street Bank and Trust Co.	3/5/21	2,249
USD	6,012,454	EUR	5,020,000	BNP Paribas SA	3/5/21	(44,929)
USD	3,853,492	EUR	3,199,000	BNP Paribas SA	3/5/21	(6,581)
USD	1,286,621	EUR	1,068,000	BNP Paribas SA	3/5/21	(2,081)
USD	332,039	EUR	274,000	Citibank, N.A.	3/5/21	1,416
USD	608,018	EUR	502,000	Citibank, N.A.	3/5/21	2,280
USD	5,323,941	EUR	4,406,000	Citibank, N.A.	3/5/21	7,441
USD	316,307,239	EUR	260,695,000	Goldman Sachs Bank USA	3/5/21	1,739,619
USD	437,116	EUR	359,000	JPMorgan Chase Bank, N.A.	3/5/21	3,929
USD	10,622,640	EUR	8,740,000	JPMorgan Chase Bank, N.A.	3/5/21	76,519
USD	9,696,355	EUR	8,056,000	JPMorgan Chase Bank, N.A.	3/5/21	(24,418)
USD	3,090,769	EUR	2,565,000	JPMorgan Chase Bank, N.A.	3/5/21	(4,289)
USD	12,144,858	EUR	10,013,000	JPMorgan Chase Bank, N.A.	3/5/21	62,671
USD	2,740,952	EUR	2,256,000	State Street Bank and Trust Co.	3/5/21	18,750
USD	118,158,860	EUR	97,389,000	State Street Bank and Trust Co.	3/5/21	644,424
USD	1,622,021	EUR	1,348,000	State Street Bank and Trust Co.	3/5/21	(4,543)
USD	277,435	GBP	197,000	Citibank, N.A.	3/5/21	2,968
USD	47,092,319	GBP	34,279,000	Goldman Sachs Bank USA	3/5/21	(666,246)
USD	476,705	GBP	349,000	Goldman Sachs Bank USA	3/5/21	(9,532)
USD	100,042,414	GBP	73,410,000	JPMorgan Chase Bank, N.A.	3/5/21	(2,234,673)
USD	936,432	GBP	686,000	JPMorgan Chase Bank, N.A.	3/5/21	(19,325)
USD	5,058,455	GBP	3,652,000	JPMorgan Chase Bank, N.A.	3/5/21	(29,625)
USD	3,976,233	GBP	2,898,000	State Street Bank and Trust Co.	3/5/21	(61,351)
USD	667,811	GBP	482,000	State Street Bank and Trust Co.	3/5/21	(3,726)
USD	2,718,815	GBP	1,928,000	State Street Bank and Trust Co.	3/5/21	32,666
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(684,938)
					Unrealized Appreciation	2,715,677
					Unrealized Depreciation	(3,400,615)

For the period, the average contract value for forward foreign currency contracts was $495,243,531. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$66,834	$0	$66,834
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 9,400,000	(303,816)	204,340	(99,476)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	8,020,000	(54,736)	(103,426)	(158,162)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	118,600,000	(809,433)	(1,612)	(811,045)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,750,000	(114,317)	(230,227)	(344,544)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,750,000	(59,718)	(67,292)	(127,010)
CMBX N.A. AAA Index Series 13		Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	11,480,000	(32,786)	(14,590)	(47,376)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas	(1%)	Quarterly	EUR 4,200,000	(63,773)	33,315	(30,458)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(8,745)	(7,058)	(15,803)
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,550,000	(47,007)	25,552	(21,455)
TOTAL BUY PROTECTION							(1,427,497)	(160,998)	(1,588,495)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	80,314	0	80,314

TOTAL CREDIT DEFAULT SWAPS							$(1,347,183)	$(160,998)	$(1,508,181)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$140,230,000	$(87,069)	$0	$(87,069)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	27,004,000	(345,475)	0	(345,475)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	17,802,000	121,523	0	121,523

TOTAL INTEREST RATE SWAPS							$(311,021)	$0	$(311,021)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $480,540,685.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,125,681 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,762,317,707 or 20.3% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Non-income producing - Security is in default.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,252,580.

 (k) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options, and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,761,411.

 (l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,268,897.

 (m) Security or a portion of the security is on loan at period end.

 (n) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $13,834,159.

 (o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (q) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (s) Non-income producing

 (t) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (u) The coupon rate will be determined upon settlement of the loan after period end.

 (v) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $163,621 and $163,825, respectively.

 (w) Security is perpetual in nature with no stated maturity date.

 (x) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (y) Investment made with cash collateral received from securities on loan.

 (z) For the period, the average monthly notional amount for purchased swaptions was $205,086,351.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$5,862
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$2,101,068

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,100,038
Fidelity Securities Lending Cash Central Fund	215,134
Total	$1,315,172

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $1,960,678,321. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $10,861,326,439 and $10,659,108,333, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$299,012	$56,135	$208,277	$34,600
Consumer Discretionary	1,044,816	--	--	1,044,816
Energy	21,560,693	18,249,098	24,613	3,286,982
Financials	4,235,318	3,530,069	--	705,249
Industrials	1,657,600	--	--	1,657,600
Real Estate	8,684,227	8,150,973	533,254	--
Utilities	3,064,585	--	--	3,064,585
Corporate Bonds	12,126,108,340	--	12,124,007,271	2,101,069
U.S. Government and Government Agency Obligations	10,498,634,724	--	10,498,634,724	--
U.S. Government Agency - Mortgage Securities	5,302,830,013	--	5,302,830,013	--
Asset-Backed Securities	1,755,999,828	--	1,755,999,668	160
Collateralized Mortgage Obligations	335,390,245	--	335,389,529	716
Commercial Mortgage Securities	1,026,581,164	--	1,019,024,883	7,556,281
Municipal Securities	194,817,674	--	194,817,674	--
Foreign Government and Government Agency Obligations	655,867,505	--	655,867,505	--
Supranational Obligations	28,361,192	--	28,361,192	--
Bank Loan Obligations	1,804,303,497	--	1,789,321,028	14,982,469
Bank Notes	68,479,979	--	68,479,979	--
Preferred Securities	302,585,312	--	302,585,312	--
Money Market Funds	3,059,573,512	3,059,573,512	--	--
Purchased Swaptions	3,337,448	--	3,337,448	--
Total Investments in Securities:	$37,203,416,684	$3,089,559,787	$34,079,422,370	$34,434,527
Derivative Instruments:
Assets
Futures Contracts	$1,876,005	$1,876,005	$--	$--
Forward Foreign Currency Contracts	2,715,677	--	2,715,677	--
Swaps	268,671	--	268,671	--
Total Assets	$4,860,353	$1,876,005	$2,984,348	$--
Liabilities
Futures Contracts	$(4,395,332)	$(4,395,332)	$--	$--
Forward Foreign Currency Contracts	(3,400,615)	--	(3,400,615)	--
Swaps	(1,926,875)	--	(1,926,875)	--
Written Swaptions	(9,211,609)	--	(9,211,609)	--
Total Liabilities	$(18,934,431)	$(4,395,332)	$(14,539,099)	$--
Total Derivative Instruments:	$(14,074,078)	$(2,519,327)	$(11,554,751)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,552,240,148)	$--	$(1,552,240,148)	$--
Total Other Financial Instruments:	$(1,552,240,148)	$--	$(1,552,240,148)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$1,632,777	$0
Swaps(b)	147,148	(1,494,331)
Total Credit Risk	1,779,925	(1,494,331)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	2,715,677	(3,400,615)
Total Foreign Exchange Risk	2,715,677	(3,400,615)
Interest Rate Risk
Futures Contracts(d)	1,876,005	(4,395,332)
Purchased Swaptions(a)	1,704,671	0
Swaps(b)	121,523	(432,544)
Written Swaptions(e)	0	(9,211,609)
Total Interest Rate Risk	3,702,199	(14,039,485)
Total Value of Derivatives	$8,197,801	$(18,934,431)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.8%
Cayman Islands	4.4%
United Kingdom	2.2%
Mexico	1.5%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $880,216,304) — See accompanying schedule: Unaffiliated issuers (cost $32,997,326,211)	$34,143,843,172
Fidelity Central Funds (cost $3,059,517,557)	3,059,573,512
Total Investment in Securities (cost $36,056,843,768)		$37,203,416,684
Segregated cash with brokers for derivative instruments		5,331,774
Foreign currency held at value (cost $1,415,762)		1,411,402
Receivable for investments sold		1,624,871,398
Receivable for premium on written options		7,821,730
Receivable for TBA sale commitments		1,554,993,651
Unrealized appreciation on forward foreign currency contracts		2,715,677
Receivable for fund shares sold		81,925,216
Dividends receivable		30,986
Interest receivable		187,280,193
Distributions receivable from Fidelity Central Funds		188,441
Receivable for daily variation margin on futures contracts		3,256,668
Receivable from investment adviser for expense reductions		384,629
Other receivables		303,778
Total assets		40,673,932,227
Liabilities
Payable to custodian bank	$2,940,092
Payable for investments purchased
Regular delivery	2,029,406,133
Delayed delivery	2,751,195,474
TBA sale commitments, at value	1,552,240,148
Unrealized depreciation on forward foreign currency contracts	3,400,615
Payable for fund shares redeemed	71,043,332
Distributions payable	5,461,778
Bi-lateral OTC swaps, at value	1,494,331
Accrued management fee	8,317,269
Distribution and service plan fees payable	443,573
Payable for daily variation margin on centrally cleared OTC swaps	72,692
Written options, at value (premium receivable $7,821,730)	9,211,609
Other affiliated payables	4,336,249
Other payables and accrued expenses	325,171
Collateral on securities loaned	896,646,416
Total liabilities		7,336,534,882
Net Assets		$33,337,397,345
Net Assets consist of:
Paid in capital		$32,421,629,943
Total accumulated earnings (loss)		915,767,402
Net Assets		$33,337,397,345
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($886,099,890 ÷ 79,775,006 shares)(a)		$11.11
Maximum offering price per share (100/96.00 of $11.11)		$11.57
Class M:
Net Asset Value and redemption price per share ($397,099,178 ÷ 35,817,164 shares)(a)		$11.09
Maximum offering price per share (100/96.00 of $11.09)		$11.55
Class C:
Net Asset Value and offering price per share ($205,349,872 ÷ 18,485,430 shares)(a)		$11.11
Total Bond:
Net Asset Value, offering price and redemption price per share ($16,869,721,780 ÷ 1,519,467,658 shares)		$11.10
Class I:
Net Asset Value, offering price and redemption price per share ($8,266,119,006 ÷ 745,723,202 shares)		$11.08
Class Z:
Net Asset Value, offering price and redemption price per share ($6,713,007,619 ÷ 605,556,869 shares)		$11.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$6,028,838
Interest		425,227,040
Income from Fidelity Central Funds (including $215,134 from security lending)		1,315,172
Total income		432,571,050
Expenses
Management fee	$48,330,715
Transfer agent fees	16,913,806
Distribution and service plan fees	2,620,100
Fund wide operations fee	8,234,908
Independent trustees' fees and expenses	48,796
Miscellaneous	32,838
Total expenses before reductions	76,181,163
Expense reductions	(1,355,922)
Total expenses after reductions		74,825,241
Net investment income (loss)		357,745,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(164,472,220)
Fidelity Central Funds	30,669
Forward foreign currency contracts	(11,408,237)
Foreign currency transactions	813,992
Futures contracts	(2,657,623)
Swaps	(2,845,603)
Written options	(151,674)
Total net realized gain (loss)		(180,690,696)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(141,564,476)
Forward foreign currency contracts	4,318,015
Assets and liabilities in foreign currencies	(251,321)
Futures contracts	(2,226,240)
Swaps	626,109
Written options	(1,351,209)
Delayed delivery commitments	2,771,897
Total change in net unrealized appreciation (depreciation)		(137,677,225)
Net gain (loss)		(318,367,921)
Net increase (decrease) in net assets resulting from operations		$39,377,888

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$357,745,809	$745,972,930
Net realized gain (loss)	(180,690,696)	1,012,374,529
Change in net unrealized appreciation (depreciation)	(137,677,225)	244,586,033
Net increase (decrease) in net assets resulting from operations	39,377,888	2,002,933,492
Distributions to shareholders	(1,215,487,246)	(746,783,446)
Share transactions - net increase (decrease)	3,623,383,519	4,325,205,959
Total increase (decrease) in net assets	2,447,274,161	5,581,356,005
Net Assets
Beginning of period	30,890,123,184	25,308,767,179
End of period	$33,337,397,345	$30,890,123,184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$11.00	$10.38	$10.77	$10.87	$10.53
Income from Investment Operations
Net investment income (loss)A	.109	.269	.300	.273	.272	.312
Net realized and unrealized gain (loss)	(.098)	.521	.646	(.375)	(.086)	.377
Total from investment operations	.011	.790	.946	(.102)	.186	.689
Distributions from net investment income	(.115)	(.260)	(.326)	(.263)	(.258)	(.290)
Distributions from net realized gain	(.306)	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.421)	(.270)	(.326)	(.288)	(.286)	(.349)
Net asset value, end of period	$11.11	$11.52	$11.00	$10.38	$10.77	$10.87
Total ReturnB,C,D	.10%	7.30%	9.32%	(.95)%	1.77%	6.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.95%G	2.42%	2.87%	2.60%	2.53%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$886,100	$803,222	$614,156	$475,569	$521,557	$1,233,806
Portfolio turnover rateH	208%G	222%	170%I	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$10.98	$10.36	$10.75	$10.85	$10.51
Income from Investment Operations
Net investment income (loss)A	.109	.268	.300	.272	.267	.309
Net realized and unrealized gain (loss)	(.098)	.522	.646	(.375)	(.083)	.378
Total from investment operations	.011	.790	.946	(.103)	.184	.687
Distributions from net investment income	(.115)	(.260)	(.326)	(.262)	(.256)	(.288)
Distributions from net realized gain	(.306)	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.421)	(.270)	(.326)	(.287)	(.284)	(.347)
Net asset value, end of period	$11.09	$11.50	$10.98	$10.36	$10.75	$10.85
Total ReturnB,C,D	.10%	7.31%	9.33%	(.96)%	1.76%	6.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.76%	.76%	.77%
Expenses net of all reductions	.75%G	.75%	.75%	.76%	.76%	.77%
Net investment income (loss)	1.95%G	2.42%	2.86%	2.60%	2.53%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$397,099	$369,850	$343,191	$307,837	$287,111	$155,518
Portfolio turnover rateH	208%G	222%	170%I	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$11.01	$10.39	$10.77	$10.87	$10.53
Income from Investment Operations
Net investment income (loss)A	.066	.184	.220	.193	.188	.231
Net realized and unrealized gain (loss)	(.108)	.521	.646	(.365)	(.084)	.378
Total from investment operations	(.042)	.705	.866	(.172)	.104	.609
Distributions from net investment income	(.072)	(.175)	(.246)	(.183)	(.176)	(.210)
Distributions from net realized gain	(.306)	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.378)	(.185)	(.246)	(.208)	(.204)	(.269)
Net asset value, end of period	$11.11	$11.53	$11.01	$10.39	$10.77	$10.87
Total ReturnB,C,D	(.37)%	6.49%	8.49%	(1.60)%	.99%	5.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.52%G	1.51%	1.52%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.52%G	1.51%	1.52%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.52%G	1.51%	1.52%	1.52%	1.52%	1.52%
Net investment income (loss)	1.18%G	1.66%	2.10%	1.84%	1.77%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$205,350	$205,949	$153,944	$168,366	$190,273	$186,380
Portfolio turnover rateH	208%G	222%	170%I	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$11.00	$10.38	$10.76	$10.86	$10.53
Income from Investment Operations
Net investment income (loss)A	.126	.301	.333	.305	.302	.343
Net realized and unrealized gain (loss)	(.108)	.522	.645	(.365)	(.085)	.368
Total from investment operations	.018	.823	.978	(.060)	.217	.711
Distributions from net investment income	(.132)	(.293)	(.358)	(.295)	(.289)	(.322)
Distributions from net realized gain	(.306)	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.438)	(.303)	(.358)	(.320)	(.317)	(.381)
Net asset value, end of period	$11.10	$11.52	$11.00	$10.38	$10.76	$10.86
Total ReturnB,C	.15%	7.62%	9.65%	(.55)%	2.07%	6.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.24%F	2.72%	3.17%	2.90%	2.84%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$16,869,721	$16,158,697	$14,074,694	$23,868,572	$23,732,156	$20,469,677
Portfolio turnover rateG	208%F	222%	170%H	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$10.98	$10.36	$10.75	$10.85	$10.51
Income from Investment Operations
Net investment income (loss)A	.123	.296	.326	.299	.295	.337
Net realized and unrealized gain (loss)	(.108)	.521	.646	(.374)	(.083)	.378
Total from investment operations	.015	.817	.972	(.075)	.212	.715
Distributions from net investment income	(.129)	(.287)	(.352)	(.290)	(.284)	(.316)
Distributions from net realized gain	(.306)	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.435)	(.297)	(.352)	(.315)	(.312)	(.375)
Net asset value, end of period	$11.08	$11.50	$10.98	$10.36	$10.75	$10.85
Total ReturnB,C	.13%	7.58%	9.61%	(.70)%	2.02%	6.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.19%F	2.67%	3.12%	2.85%	2.79%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$8,266,119	$7,629,091	$6,348,237	$4,959,911	$4,481,725	$2,846,878
Portfolio turnover rateG	208%F	222%	170%H	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$10.98	$10.36	$10.75	$10.85	$10.51
Income from Investment Operations
Net investment income (loss)A	.131	.311	.340	.312	.310	.352
Net realized and unrealized gain (loss)	(.098)	.522	.647	(.373)	(.083)	.378
Total from investment operations	.033	.833	.987	(.061)	.227	.730
Distributions from net investment income	(.137)	(.303)	(.367)	(.304)	(.299)	(.331)
Distributions from net realized gain	(.306)	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.443)	(.313)	(.367)	(.329)	(.327)	(.390)
Net asset value, end of period	$11.09	$11.50	$10.98	$10.36	$10.75	$10.85
Total ReturnB,C	.29%	7.73%	9.76%	(.56)%	2.16%	7.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%F	.40%	.40%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%F	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%F	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	2.34%F	2.81%	3.26%	2.99%	2.93%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$6,713,008	$5,723,315	$3,774,546	$2,490,230	$1,473,993	$811,440
Portfolio turnover rateG	208%F	222%	170%H	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$303,778

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, partnerships, certain conversion ratio adjustments, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and future transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,583,246,315
Gross unrealized depreciation	(401,542,258)
Net unrealized appreciation (depreciation)	$1,181,704,057
Tax cost	$36,018,052,784

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(3,041,061)	$1,534,989
Swaps	(2,542,844)	1,028,107
Total Credit Risk	(5,583,905)	2,563,096
Foreign Exchange Risk
Forward Foreign Currency Contracts	(11,408,237)	4,318,015
Total Foreign Exchange Risk	(11,408,237)	4,318,015
Interest Rate Risk
Futures Contracts	(2,657,623)	(2,226,240)
Purchased Options	(296,794)	431,732
Swaps	(302,759)	(401,998)
Written Options	(151,674)	(1,351,209)
Total Interest Rate Risk	(3,408,850)	(3,547,715)
Totals	$(20,400,992)	$3,333,396

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	14,240,205,013	13,314,897,699

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,063,957	$72,391
Class M	-%	.25%	481,762	4,562
Class C	.75%	.25%	1,074,381	247,875
			$2,620,100	$324,828

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$91,718
Class M	10,814
Class C(a)	18,610
$121,142

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$619,447.15
Class M	279,517.15
Class C	170,436.16
Total Bond	8,338,854.10
Class I	5,951,509.15
Class Z	1,554,043.05
	$16,913,806

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest, taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond Fund	$532

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Total Bond Fund	$32,082

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond Fund	$30,087	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$1,352,883

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,039.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Class A	$30,750,748	$16,714,833
Class M	13,970,554	8,396,556
Class C	7,059,149	2,900,291
Total Bond	630,551,375	404,493,311
Class I	299,977,720	184,674,024
Class Z	233,177,700	129,604,431
Total	$1,215,487,246	$746,783,446

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Class A
Shares sold	18,771,807	29,854,890	$211,736,617	$331,107,835
Reinvestment of distributions	2,681,346	1,468,387	30,040,825	16,320,291
Shares redeemed	(11,375,290)	(17,448,076)	(128,026,939)	(191,741,768)
Net increase (decrease)	10,077,863	13,875,201	$113,750,503	$155,686,358
Class M
Shares sold	8,468,427	11,064,812	$95,386,189	$122,561,801
Reinvestment of distributions	1,244,352	754,731	13,916,559	8,365,876
Shares redeemed	(6,046,334)	(10,916,621)	(68,047,405)	(119,616,958)
Net increase (decrease)	3,666,445	902,922	$41,255,343	$11,310,719
Class C
Shares sold	3,968,058	8,690,142	$44,867,896	$96,720,174
Reinvestment of distributions	610,595	247,759	6,842,460	2,752,721
Shares redeemed	(3,959,047)	(5,059,264)	(44,579,769)	(55,843,145)
Net increase (decrease)	619,606	3,878,637	$7,130,587	$43,629,750
Total Bond
Shares sold	264,995,036	532,678,286	$2,991,505,739	$5,909,244,863
Reinvestment of distributions	52,002,512	33,428,289	582,656,618	371,190,636
Shares redeemed	(200,288,687)	(443,133,860)	(2,257,151,749)	(4,861,438,152)
Net increase (decrease)	116,708,861	122,972,715	$1,317,010,608	$1,418,997,347
Class I
Shares sold	145,872,769	283,661,978	$1,644,276,449	$3,142,136,041
Reinvestment of distributions	25,426,580	15,737,116	284,369,995	174,519,288
Shares redeemed	(88,884,889)	(214,238,909)	(999,856,339)	(2,347,757,883)
Net increase (decrease)	82,414,460	85,160,185	$928,790,105	$968,897,446
Class Z
Shares sold	145,596,940	273,488,276	$1,639,976,747	$3,030,416,741
Reinvestment of distributions	16,187,928	9,048,255	181,046,354	100,432,005
Shares redeemed	(53,802,716)	(128,695,767)	(605,576,728)	(1,404,164,407)
Net increase (decrease)	107,982,152	153,840,764	$1,215,446,373	$1,726,684,339

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Total Bond Fund
Class A	.75%
Actual		$1,000.00	$1,001.00	$3.72
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class M	.75%
Actual		$1,000.00	$1,001.00	$3.72
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class C	1.52%
Actual		$1,000.00	$996.30	$7.52
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Total Bond	.45%
Actual		$1,000.00	$1,001.50	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$1,001.30	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$1,002.90	$1.79
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2019.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2020.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TBD-SANN-0421
1.783111.118

Fidelity Flex® Funds

Fidelity Flex® Core Bond Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	41.8%
AAA	4.8%
AA	1.8%
A	7.0%
BBB	17.8%
BB and Below	21.4%
Not Rated	3.7%
Equities	0.1%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Corporate Bonds	38.3%
U.S. Government and U.S. Government Agency Obligations	41.8%
Asset-Backed Securities	6.5%
CMOs and Other Mortgage Related Securities	2.1%
Municipal Bonds	0.5%
Stocks	0.1%
Other Investments	9.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 16.9%

 ** Futures and Swaps - 2.0%

 *** Written options - (2.1)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33 (a)	$18,000	$17,389
3.8% 12/1/57 (a)	175,000	166,376
4.45% 4/1/24	3,000	3,318
5.15% 11/15/46	50,000	60,886
6.2% 3/15/40	40,000	53,529
6.3% 1/15/38	50,000	66,847
Verizon Communications, Inc.:
3% 3/22/27	13,000	14,099
4.862% 8/21/46	57,000	70,323
5.012% 4/15/49	4,000	5,076
		457,843
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	100,000	114,511
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	51,371
5.375% 5/1/47	55,000	64,652
5.75% 4/1/48	100,000	123,282
Comcast Corp. 6.45% 3/15/37	15,000	21,810
Discovery Communications LLC:
3.625% 5/15/30	30,000	32,997
4.65% 5/15/50	81,000	93,892
Fox Corp.:
3.666% 1/25/22	4,000	4,119
4.03% 1/25/24	6,000	6,560
4.709% 1/25/29	9,000	10,561
5.476% 1/25/39	9,000	11,556
Time Warner Cable LLC:
4% 9/1/21	80,000	80,685
5.875% 11/15/40	100,000	127,316
7.3% 7/1/38	120,000	171,521
		800,322
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	60,000	66,091
3.875% 4/15/30 (a)	100,000	109,942
4.375% 4/15/40 (a)	13,000	14,638
4.5% 4/15/50 (a)	26,000	28,895
		219,566

TOTAL COMMUNICATION SERVICES		1,592,242

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.8%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	204,599
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	200,000	205,861
3.125% 5/12/23 (a)	200,000	210,777
		621,237
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	17,000	18,992
3.6% 7/1/30	20,000	22,409
		41,401
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	15,000	15,507
3% 11/19/24	34,000	36,431
		51,938
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	7,000	8,253
AutoZone, Inc.:
3.625% 4/15/25	12,000	13,195
4% 4/15/30	55,000	62,707
Lowe's Companies, Inc. 4.5% 4/15/30	39,000	46,395
O'Reilly Automotive, Inc. 4.2% 4/1/30	12,000	13,849
TJX Companies, Inc. 3.75% 4/15/27	44,000	49,781
		194,180

TOTAL CONSUMER DISCRETIONARY		908,756

CONSUMER STAPLES - 1.9%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	150,666
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	100,000	110,532
4.35% 6/1/40	35,000	40,695
4.5% 6/1/50	100,000	115,314
4.75% 4/15/58	27,000	32,098
5.45% 1/23/39	20,000	25,715
5.55% 1/23/49	204,000	265,451
5.8% 1/23/59 (Reg. S)	34,000	46,912
The Coca-Cola Co.:
3.375% 3/25/27	63,000	70,511
3.45% 3/25/30	35,000	39,487
		897,381
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	28,000	32,789
5.95% 4/1/30	30,000	38,435
6.6% 4/1/40	30,000	42,696
6.6% 4/1/50	30,000	44,424
		158,344
Food Products - 0.1%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	70,000	78,750
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	30,000	29,267
4.25% 8/9/42	27,000	28,170
4.5% 5/2/43	80,000	85,968
4.8% 2/14/29	40,000	46,906
BAT Capital Corp. 4.906% 4/2/30	100,000	116,160
Reynolds American, Inc. 7.25% 6/15/37	75,000	99,346
		405,817

TOTAL CONSUMER STAPLES		1,540,292

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	27,202
5.85% 2/1/35	25,000	31,144
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	26,287
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	28,288
5.8% 6/1/45	10,000	12,723
DCP Midstream Operating LP:
3.875% 3/15/23	20,000	20,600
5.85% 5/21/43 (a)(b)	105,000	93,188
Enbridge, Inc.:
4% 10/1/23	20,000	21,566
4.25% 12/1/26	25,000	28,492
Energy Transfer Partners LP:
3.75% 5/15/30	22,000	23,255
4.2% 9/15/23	6,000	6,462
4.25% 3/15/23	7,000	7,417
4.95% 6/15/28	172,000	196,062
5% 5/15/50	49,000	51,883
5.8% 6/15/38	12,000	13,854
6% 6/15/48	8,000	9,319
Exxon Mobil Corp. 3.482% 3/19/30	160,000	178,792
Hess Corp.:
4.3% 4/1/27	8,000	8,882
7.125% 3/15/33	100,000	131,515
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,492
6.55% 9/15/40	65,000	86,597
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	14,747
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,000
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	18,000	18,012
4.5% 7/15/23	10,000	10,798
4.8% 2/15/29	6,000	7,022
4.875% 12/1/24	14,000	15,827
5.5% 2/15/49	17,000	20,656
Occidental Petroleum Corp.:
2.9% 8/15/24	35,000	34,061
3.2% 8/15/26	5,000	4,789
3.5% 8/15/29	104,000	99,452
4.3% 8/15/39	2,000	1,775
4.4% 8/15/49	92,000	81,018
5.55% 3/15/26	50,000	53,375
6.2% 3/15/40	10,000	10,800
6.6% 3/15/46	36,000	40,421
7.5% 5/1/31	40,000	47,000
Ovintiv, Inc.:
5.15% 11/15/41	148,000	152,494
6.625% 8/15/37	15,000	18,539
7.375% 11/1/31	28,000	36,150
8.125% 9/15/30	26,000	34,542
Petrobras Global Finance BV:
5.093% 1/15/30	53,000	56,001
6.9% 3/19/49	125,000	139,456
7.25% 3/17/44	110,000	126,627
Petroleos Mexicanos:
5.95% 1/28/31	130,000	125,450
6.35% 2/12/48	246,000	207,563
6.49% 1/23/27	20,000	20,925
6.5% 3/13/27	20,000	20,750
6.75% 9/21/47	210,000	183,803
6.84% 1/23/30	378,000	379,890
6.95% 1/28/60	88,000	77,409
7.69% 1/23/50	15,000	14,249
Phillips 66 Co.:
3.7% 4/6/23	4,000	4,260
3.85% 4/9/25	5,000	5,512
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	205,338
3.6% 11/1/24	10,000	10,703
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,000	10,382
Sabine Pass Liquefaction LLC 4.5% 5/15/30	68,000	77,777
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	51,000	55,991
The Williams Companies, Inc.:
3.5% 11/15/30	74,000	80,383
4.3% 3/4/24	100,000	109,352
4.55% 6/24/24	70,000	77,804
5.75% 6/24/44	35,000	43,826
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	10,000	10,712
Valero Energy Corp.:
2.7% 4/15/23	15,000	15,637
2.85% 4/15/25	9,000	9,497
Western Gas Partners LP:
4.65% 7/1/26	35,000	36,233
4.75% 8/15/28	6,000	6,285
		3,862,313
FINANCIALS - 13.7%
Banks - 5.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	114,000	119,148
3.5% 4/19/26	160,000	178,058
3.705% 4/24/28 (b)	29,000	32,496
3.974% 2/7/30 (b)	325,000	370,219
Barclays PLC:
2.852% 5/7/26 (b)	200,000	211,022
4.375% 1/12/26	200,000	226,296
BNP Paribas SA 2.219% 6/9/26 (a)(b)	200,000	207,304
CIT Group, Inc. 3.929% 6/19/24 (b)	10,000	10,588
Citigroup, Inc.:
3.142% 1/24/23 (b)	23,000	23,561
3.352% 4/24/25 (b)	36,000	38,877
4.3% 11/20/26	9,000	10,261
4.4% 6/10/25	81,000	90,976
4.412% 3/31/31 (b)	108,000	125,636
4.45% 9/29/27	393,000	453,368
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	225,356
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	37,000	38,659
3.797% 7/23/24 (b)	35,000	37,727
4.452% 12/5/29 (b)	300,000	353,118
4.493% 3/24/31 (b)	100,000	118,577
NatWest Markets PLC 2.375% 5/21/23 (a)	200,000	208,229
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	184,454
6% 12/19/23	175,000	198,530
6.1% 6/10/23	150,000	166,755
6.125% 12/15/22	80,000	87,273
Wells Fargo & Co.:
2.406% 10/30/25 (b)	46,000	48,485
4.478% 4/4/31 (b)	149,000	176,127
5.013% 4/4/51 (b)	144,000	192,572
Westpac Banking Corp. 4.11% 7/24/34 (b)	27,000	29,759
		4,163,431
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	24,193
Ares Capital Corp.:
3.875% 1/15/26	112,000	119,674
4.2% 6/10/24	63,000	68,429
Credit Suisse Group AG:
2.193% 6/5/26 (a)(b)	250,000	258,521
3.8% 6/9/23	250,000	268,067
Deutsche Bank AG New York Branch:
4.1% 1/13/26	100,000	109,394
5% 2/14/22	48,000	49,943
5.882% 7/8/31 (b)	250,000	286,759
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	172,750
3.2% 2/23/23	35,000	36,807
3.691% 6/5/28 (b)	170,000	190,971
3.75% 5/22/25	50,000	55,237
3.8% 3/15/30	180,000	204,362
3.814% 4/23/29 (b)	75,000	84,436
6.75% 10/1/37	113,000	164,853
Moody's Corp.:
3.25% 1/15/28	10,000	10,956
3.75% 3/24/25	52,000	57,478
4.875% 2/15/24	9,000	10,016
Morgan Stanley:
3.125% 7/27/26	271,000	296,240
3.622% 4/1/31 (b)	102,000	113,644
3.737% 4/24/24 (b)	115,000	122,784
4.431% 1/23/30 (b)	197,000	230,692
5% 11/24/25	35,000	40,857
State Street Corp. 2.825% 3/30/23 (b)	7,000	7,195
		2,984,258
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.45% 4/3/26	150,000	164,006
6.5% 7/15/25	150,000	175,846
Ally Financial, Inc.:
1.45% 10/2/23	21,000	21,353
3.05% 6/5/23	80,000	84,121
5.125% 9/30/24	21,000	23,962
5.8% 5/1/25	49,000	57,478
8% 11/1/31	23,000	32,935
Capital One Financial Corp.:
2.6% 5/11/23	64,000	66,849
3.65% 5/11/27	116,000	129,072
3.8% 1/31/28	39,000	43,834
Discover Financial Services:
3.95% 11/6/24	80,000	87,926
4.1% 2/9/27	59,000	66,655
4.5% 1/30/26	74,000	84,249
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	209,478
5.584% 3/18/24	200,000	215,750
Synchrony Financial:
2.85% 7/25/22	11,000	11,331
3.95% 12/1/27	217,000	239,015
4.375% 3/19/24	13,000	14,268
5.15% 3/19/29	50,000	59,366
Toyota Motor Credit Corp. 2.9% 3/30/23	79,000	83,176
		1,870,670
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	37,062
3.85% 2/1/25	85,000	92,503
4.05% 7/1/30	44,000	48,727
4.125% 5/15/29	37,000	41,256
Equitable Holdings, Inc. 3.9% 4/20/23	4,000	4,280
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	145,000	157,699
Pine Street Trust I 4.572% 2/15/29 (a)	100,000	116,962
Pine Street Trust II 5.568% 2/15/49 (a)	100,000	132,440
Voya Financial, Inc. 3.125% 7/15/24	12,000	12,946
		643,875
Insurance - 1.6%
AIA Group Ltd. 3.375% 4/7/30 (a)	200,000	218,559
American International Group, Inc.:
2.5% 6/30/25	100,000	105,722
3.4% 6/30/30	100,000	109,642
Five Corners Funding Trust II 2.85% 5/15/30 (a)	100,000	106,201
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	20,000	23,541
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.53% 5/28/21 (a)(b)(c)	195,000	195,207
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	62,422
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	49,891
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	89,523
Unum Group:
3.875% 11/5/25	175,000	191,373
4% 6/15/29	31,000	34,237
4.5% 3/15/25	60,000	67,250
		1,253,568

TOTAL FINANCIALS		10,915,802

HEALTH CARE - 0.9%
Biotechnology - 0.0%
AbbVie, Inc. 3.45% 3/15/22	40,000	41,060
Health Care Providers & Services - 0.6%
Centene Corp.:
3.375% 2/15/30	35,000	35,970
4.25% 12/15/27	35,000	36,444
4.625% 12/15/29	55,000	59,345
4.75% 1/15/25	30,000	30,750
Cigna Corp.:
4.375% 10/15/28	133,000	155,144
4.8% 8/15/38	21,000	25,978
CVS Health Corp.:
3% 8/15/26	5,000	5,428
3.625% 4/1/27	18,000	20,017
4.78% 3/25/38	29,000	35,346
Toledo Hospital:
5.325% 11/15/28	12,000	14,097
6.015% 11/15/48	51,000	64,972
		483,491
Pharmaceuticals - 0.3%
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	5,000	5,069
5.272% 8/28/23 (b)	18,000	19,350
5.9% 8/28/28 (b)	7,000	8,120
Mylan NV 4.55% 4/15/28	20,000	23,197
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	50,000	50,297
3.95% 6/15/26	20,000	22,338
Viatris, Inc.:
1.125% 6/22/22 (a)	27,000	27,235
1.65% 6/22/25 (a)	9,000	9,137
2.7% 6/22/30 (a)	44,000	44,598
3.85% 6/22/40 (a)	19,000	20,148
		229,489

TOTAL HEALTH CARE		754,040

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	44,253
The Boeing Co.:
5.04% 5/1/27	31,000	35,729
5.15% 5/1/30	31,000	36,123
5.705% 5/1/40	30,000	37,799
5.93% 5/1/60	30,000	39,362
		193,266
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23	10,000	10,266
3.375% 7/1/25	56,000	59,532
3.875% 7/3/23	38,000	40,534
4.25% 2/1/24	29,000	31,633
		141,965
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	30,000	30,179
3.95% 7/1/24 (a)	13,000	13,613
4.25% 4/15/26 (a)	10,000	10,569
4.375% 5/1/26 (a)	10,000	10,609
		64,970

TOTAL INDUSTRIALS		400,201

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	100,000	109,694
5.85% 7/15/25 (a)	13,000	15,302
6.02% 6/15/26 (a)	25,000	29,967
6.1% 7/15/27 (a)	23,000	28,200
6.2% 7/15/30 (a)	20,000	25,410
		208,573
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	15,000	14,787
2.45% 2/15/31 (a)	151,000	146,643
2.6% 2/15/33 (a)	134,000	128,653
3.5% 2/15/41 (a)	106,000	105,634
3.75% 2/15/51 (a)	50,000	49,302
Micron Technology, Inc. 2.497% 4/24/23	61,000	63,541
		508,560
Software - 0.1%
Oracle Corp. 2.8% 4/1/27	69,000	74,214

TOTAL INFORMATION TECHNOLOGY		791,347

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	59,000	68,396
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	42,000	51,269
Boston Properties, Inc.:
3.25% 1/30/31	34,000	36,069
4.5% 12/1/28	19,000	22,221
Corporate Office Properties LP:
2.25% 3/15/26	15,000	15,382
5.25% 2/15/24	157,000	174,003
Duke Realty LP 3.625% 4/15/23	50,000	52,797
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	10,600
3.5% 8/1/26	10,000	11,062
Healthpeak Properties, Inc.:
3.25% 7/15/26	4,000	4,395
3.5% 7/15/29	5,000	5,519
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	61,732
Lexington Corporate Properties Trust 2.7% 9/15/30	7,000	7,044
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	32,000	32,794
3.625% 10/1/29	154,000	161,604
4.375% 8/1/23	165,000	178,123
4.5% 1/15/25	6,000	6,537
4.75% 1/15/28	59,000	65,801
Realty Income Corp. 3.25% 1/15/31	9,000	9,790
Retail Properties America, Inc. 4.75% 9/15/30	3,000	3,242
Simon Property Group LP 2.45% 9/13/29	14,000	14,218
Store Capital Corp.:
2.75% 11/18/30	19,000	18,955
4.625% 3/15/29	9,000	10,238
Ventas Realty LP:
3% 1/15/30	59,000	61,766
3.5% 2/1/25	65,000	70,576
4% 3/1/28	11,000	12,396
4.75% 11/15/30	100,000	118,364
VEREIT Operating Partnership LP:
2.2% 6/15/28	8,000	7,999
2.85% 12/15/32	9,000	8,979
3.4% 1/15/28	14,000	15,123
WP Carey, Inc.:
4% 2/1/25	28,000	30,741
4.6% 4/1/24	50,000	55,362
		1,334,701
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	108,042
3.95% 11/15/27	24,000	25,272
4.1% 10/1/24	6,000	6,450
4.55% 10/1/29	10,000	10,960
Mack-Cali Realty LP 3.15% 5/15/23	50,000	50,532
Tanger Properties LP 3.875% 12/1/23	140,000	146,985
		348,241

TOTAL REAL ESTATE		1,682,942

UTILITIES - 1.3%
Electric Utilities - 0.8%
Cleco Corporate Holdings LLC 3.375% 9/15/29	226,000	234,161
Duke Energy Corp. 2.45% 6/1/30	24,000	24,415
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	13,000	12,959
Edison International 5.75% 6/15/27	100,000	117,397
Entergy Corp. 2.8% 6/15/30	25,000	26,106
Exelon Corp. 4.05% 4/15/30	18,000	20,613
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,643
7.375% 11/15/31	77,000	105,904
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,860
		600,058
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	75,000	80,412
3.95% 7/15/30 (a)	66,000	72,104
		152,516
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	126,000	140,432
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	8,000	8,843
NiSource, Inc. 2.95% 9/1/29	65,000	68,817
Puget Energy, Inc. 4.1% 6/15/30	29,000	32,384
		250,476

TOTAL UTILITIES		1,003,050

TOTAL NONCONVERTIBLE BONDS
(Cost $21,713,876)		23,519,381

U.S. Government and Government Agency Obligations - 29.7%
U.S. Treasury Inflation-Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$151,971	$163,740
0.875% 2/15/47	269,763	334,392
1% 2/15/49	203,401	262,318
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/30	101,240	110,633
0.125% 7/15/30	253,980	278,431
0.25% 7/15/29	504,059	558,794
0.75% 7/15/28	197,159	226,554
0.875% 1/15/29	673,822	780,302

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,715,164

U.S. Treasury Obligations - 26.3%
U.S. Treasury Bonds:
1.875% 2/15/51	4,285,000	4,057,351
2.875% 5/15/49	894,000	1,042,702
3% 2/15/47	703,000	830,666
U.S. Treasury Notes:
0.125% 1/31/23	2,100,000	2,099,754
0.125% 8/15/23	102,000	101,829
0.125% 2/15/24	21,000	20,908
0.25% 7/31/25	1,357,000	1,336,062
0.25% 9/30/25	1,100,000	1,080,406
0.25% 10/31/25	500,000	490,605
0.375% 12/31/25	3,217,000	3,167,991
0.5% 2/28/26	820,000	811,416
0.875% 11/15/30	1,021,000	973,460
1.125% 2/29/28	1,585,000	1,586,486
1.125% 2/15/31	440,000	429,206
1.75% 12/31/24	880,000	922,763
2.375% 4/30/26	608,000	657,994
2.5% 2/28/26	731,000	795,191
2.75% 2/28/25	582,000	633,971

TOTAL U.S. TREASURY OBLIGATIONS		21,038,761

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,677,570)		23,753,925

U.S. Government Agency - Mortgage Securities - 5.4%
Fannie Mae - 0.0%
4.5% 1/1/49 (d)	7,478	8,129
Ginnie Mae - 0.9%
2% 3/1/51 (e)	50,000	50,777
2.5% 3/1/51 (e)	100,000	103,845
2.5% 3/1/51 (e)	100,000	103,845
2.5% 4/1/51 (e)	50,000	51,811
3% 1/20/50 to 8/20/50 (f)	85,772	89,528
3% 3/1/51 (e)	50,000	52,089
3% 3/1/51 (e)	50,000	52,089
3% 3/1/51 (e)	50,000	52,089
3% 3/1/51 (e)	50,000	52,089
3% 3/1/51 (e)	50,000	52,089

TOTAL GINNIE MAE		660,251

Uniform Mortgage Backed Securities - 4.5%
1.5% 3/1/36 (e)	100,000	101,281
2.5% 3/1/51 (e)	100,000	103,695
2.5% 3/1/51 (e)	100,000	103,695
2.5% 3/1/51 (e)	100,000	103,695
2.5% 3/1/51 (e)	150,000	155,543
2.5% 3/1/51 (e)	50,000	51,848
2.5% 4/1/51 (e)	100,000	103,477
3% 3/1/51 (e)	100,000	104,715
3% 3/1/51 (e)	150,000	157,072
3% 3/1/51 (e)	150,000	157,072
3% 3/1/51 (e)	100,000	104,715
3% 3/1/51 (e)	100,000	104,715
3% 3/1/51 (e)	50,000	52,357
3% 3/1/51 (e)	50,000	52,357
3% 3/1/51 (e)	50,000	52,357
3% 3/1/51 (e)	400,000	418,859
3% 3/1/51 (e)	100,000	104,715
3% 4/1/51 (e)	150,000	157,096
3% 4/1/51 (e)	150,000	157,096
3% 4/1/51 (e)	100,000	104,730
3% 4/1/51 (e)	50,000	52,365
3.5% 3/1/51 (e)	400,000	424,344
3.5% 3/1/51 (e)	250,000	265,215
3.5% 3/1/51 (e)	250,000	265,215
3.5% 3/1/51 (e)	100,000	106,086
3.5% 3/1/51 (e)	50,000	53,043

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,617,358

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,289,477)		4,285,738

Asset-Backed Securities - 6.5%
AASET Trust Series 2019-1 Class A, 3.844% 5/15/39 (a)	$26,317	$26,562
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 4/15/31 (a)(b)(c)	250,000	250,591
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	250,000	250,224
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5534% 1/17/33 (a)(b)(c)	253,000	254,106
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(c)	250,000	249,918
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (a)(b)(c)	250,000	250,584
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (a)(b)(c)	100,000	100,535
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	100,000	100,000
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	100,000	100,213
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 Class A, 2.94% 7/15/26 (a)	15,811	15,886
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	48,500	49,587
Class A2II, 4.03% 11/20/47 (a)	48,500	51,381
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5513% 7/15/32 (a)(b)(c)	260,000	260,187
Dryden Senior Loan Fund Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.5238% 5/15/32 (a)(b)(c)	250,000	250,137
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	100,000	100,865
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	250,000	250,177
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (a)(b)(c)(e)	250,000	250,000
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 7/15/31 (a)(b)(c)	250,000	250,558
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 1/15/34 (a)(b)(c)(e)	250,000	250,000
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	61,887	64,280
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	90,902	90,779
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	81,133	81,579
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	51,480	49,081
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	23,990	24,165
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	224,255	223,591
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	46,000	48,702
1.884% 7/15/50 (a)	25,000	25,785
2.328% 7/15/52 (a)	16,000	16,558
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.5134% 4/18/33 (a)(b)(c)	250,000	251,301
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.08% 4/20/33 (a)(b)(c)(e)	250,000	250,000
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	221,450	220,930
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	215,072	213,513
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	58,738	61,045
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.9234% 7/16/31 (a)(b)(c)	250,000	250,681
TOTAL ASSET-BACKED SECURITIES
(Cost $5,165,334)		5,183,501

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (Cost $200,000)(a)(b)	200,000	204,746

Commercial Mortgage Securities - 1.8%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (a)(b)(c)	100,000	100,221
sequential payer Series 2019-BPR Class AMP, 3.287% 11/5/32 (a)	100,000	102,544
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (a)(b)(c)	34,000	34,340
BX Commercial Mortgage Trust floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	99,798	99,873
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.112% 11/15/32 (a)(b)(c)	100,000	100,313
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.737% 9/15/37 (a)(b)(c)	9,981	7,911
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.912% 11/15/35 (a)(b)(c)	70,000	70,022
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 1.912% 10/15/36 (a)(b)(c)	94,930	94,997
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	99,570	98,955
COMM Mortgage Trust Series 2014-CR17 Class XA, 0.9668% 5/10/47 (b)(g)	75,339	1,847
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class B, 1 month U.S. LIBOR + 1.230% 1.342% 5/15/36 (a)(b)(c)	100,000	100,318
Series 2018-SITE Class D, 4.782% 4/15/36 (a)(b)	100,000	89,833
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.362% 12/15/30 (a)(b)(c)	76,000	71,221
GB Trust floater Series 2020-FLIX Class A, 1 month U.S. LIBOR + 1.120% 1.232% 8/15/37 (a)(b)(c)	100,000	100,789
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	20,000	21,235
Class DFX, 5.3503% 7/5/33 (a)	10,000	10,565
Class EFX, 5.5422% 7/5/33 (a)	10,000	10,311
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	25,000	25,025
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.362% 8/15/33 (a)(b)(c)	22,159	21,360
Class C, 1 month U.S. LIBOR + 1.500% 1.612% 8/15/33 (a)(b)(c)	53,952	51,157
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	65,000	67,874
Series 2018-H4 Class A4, 4.31% 12/15/51	11,000	12,700
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	10,000	10,089
Class C, 3.1771% 11/10/36 (a)(b)	10,000	9,934
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.57% 12/15/37 (a)(b)(c)	41,000	40,989
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (a)(b)(c)	41,786	41,575
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	45,000	44,722
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	10,000	10,020
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	10,000	11,557
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.0299% 8/15/47 (b)(g)	763,902	21,175
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,520,193)		1,483,472

Municipal Securities - 0.5%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	142,613
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	139,640
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	68,000	88,478
TOTAL MUNICIPAL SECURITIES
(Cost $323,560)		370,731

Foreign Government and Government Agency Obligations - 1.2%
Argentine Republic:
0.125% 7/9/30 (h)	$34,250	$12,458
0.125% 7/9/35 (h)	62,749	19,982
1% 7/9/29	3,762	1,487
Dominican Republic 5.95% 1/25/27 (a)	100,000	111,750
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	215,000	232,953
3.875% 4/16/50 (a)	15,000	16,509
Indonesian Republic 3.85% 10/15/30	200,000	220,875
State of Qatar:
3.75% 4/16/30 (a)	250,000	282,031
4.4% 4/16/50 (a)	50,000	58,563
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $889,455)		956,608

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $99,836)	100,000	103,508
	Shares	Value

Fixed-Income Funds - 25.3%
Fidelity Emerging Markets Debt Central Fund (i)	227,689	2,081,080
Fidelity Floating Rate Central Fund (i)	48,228	4,838,185
Fidelity Mortgage Backed Securities Central Fund (i)	64,297	7,132,450
Fidelity Specialized High Income Central Fund (i)	61,883	6,154,876
TOTAL FIXED-INCOME FUNDS
(Cost $19,875,786)		20,206,591

Money Market Funds - 7.4%
Fidelity Cash Central Fund 0.07% (j)
(Cost $5,916,689)	5,915,506	5,916,689

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	$6,471
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	3,759

TOTAL PUT OPTIONS			10,230

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	10,348
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	7,667

TOTAL CALL OPTIONS			18,015

TOTAL PURCHASED SWAPTIONS
(Cost $27,748)			28,245
TOTAL INVESTMENT IN SECURITIES - 107.6%
(Cost $83,699,524)			86,013,135
NET OTHER ASSETS (LIABILITIES) - (7.6)%			(6,087,857)
NET ASSETS - 100%			$79,925,278

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 3/1/51	$(50,000)	$(51,924)
3% 3/1/51	(100,000)	(104,178)
3% 3/1/51	(100,000)	(104,178)

TOTAL GINNIE MAE		(260,280)

Uniform Mortgage Backed Securities
2.5% 3/1/51	(100,000)	(103,695)
2.5% 3/1/51	(100,000)	(103,695)
3% 3/1/51	(100,000)	(104,715)
3% 3/1/51	(150,000)	(157,072)
3% 3/1/51	(300,000)	(314,145)
3% 3/1/51	(150,000)	(157,072)
3% 3/1/51	(100,000)	(104,715)
3% 3/1/51	(100,000)	(104,715)
3% 3/1/51	(100,000)	(104,715)
3% 3/1/51	(50,000)	(52,357)
3% 3/1/51	(150,000)	(157,072)
3% 3/1/51	(50,000)	(52,357)
3% 4/1/51	(100,000)	(104,730)
3.5% 3/1/51	(150,000)	(159,129)
3.5% 3/1/51	(150,000)	(159,129)
3.5% 3/1/51	(400,000)	(424,344)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,363,657)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,623,427)		$(2,623,937)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	$(39,526)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(2,159)

TOTAL PUT SWAPTIONS			(41,685)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	(1,682)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(3,379)

TOTAL CALL SWAPTIONS			(5,061)

TOTAL WRITTEN SWAPTIONS			$(46,746)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	June 2021	$132,719	$(1,642)	$(1,642)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3	June 2021	662,297	486	487
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	June 2021	247,938	309	309
TOTAL SOLD					796
TOTAL FUTURES CONTRACTS					$(846)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 1.1%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$270,000	$(1,843)	$(4)	$(1,847)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Mar. 2023	$148,000	$(92)	$0	$(92)
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Mar. 2026	38,000	832	0	832
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	416,000	29,984	0	29,984
1%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Mar. 2051	11,000	(2,026)	0	(2,026)

TOTAL INTEREST RATE SWAPS							$28,698	$0	$28,698

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,734,812 or 14.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,069.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $29,437.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,890
Fidelity Emerging Markets Debt Central Fund	45,514
Fidelity Floating Rate Central Fund	101,994
Fidelity Mortgage Backed Securities Central Fund	197,603
Fidelity Specialized High Income Central Fund	190,095
Total	$538,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $4,588,355. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $27,088,782 and $25,760,472, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$2,035,588	$45,511	$--	$--	$(19)	$2,081,080	0.1%
Fidelity Floating Rate Central Fund	4,543,387	101,987	--	--	192,811	4,838,185	0.3%
Fidelity Mortgage Backed Securities Central Fund	8,908,383	197,602	1,800,000	10,235	(183,770)	7,132,450	0.3%
Fidelity Specialized High Income Central Fund	5,997,471	190,091	--	(8)	(32,678)	6,154,876	1.6%
Total	$21,484,829	$535,191	$1,800,000	$10,227	$(23,656)	$20,206,591

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$23,519,381	$--	$23,519,381	$--
U.S. Government and Government Agency Obligations	23,753,925	--	23,753,925	--
U.S. Government Agency - Mortgage Securities	4,285,738	--	4,285,738	--
Asset-Backed Securities	5,183,501	--	5,183,501	--
Collateralized Mortgage Obligations	204,746	--	204,746	--
Commercial Mortgage Securities	1,483,472	--	1,483,472	--
Municipal Securities	370,731	--	370,731	--
Foreign Government and Government Agency Obligations	956,608	--	956,608	--
Supranational Obligations	103,508	--	103,508	--
Fixed-Income Funds	20,206,591	20,206,591	--	--
Money Market Funds	5,916,689	5,916,689	--	--
Purchased Swaptions	28,245	--	28,245	--
Total Investments in Securities:	$86,013,135	$26,123,280	$59,889,855	$--
Derivative Instruments:
Assets
Futures Contracts	$796	$796	$--	$--
Swaps	30,816	--	30,816	--
Total Assets	$31,612	$796	$30,816	$--
Liabilities
Futures Contracts	$(1,642)	$(1,642)	$--	$--
Swaps	(3,961)	--	(3,961)	--
Written Swaptions	(46,746)	--	(46,746)	--
Total Liabilities	$(52,349)	$(1,642)	$(50,707)	$--
Total Derivative Instruments:	$(20,737)	$(846)	$(19,891)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,623,937)	$--	$(2,623,937)	$--
Total Other Financial Instruments:	$(2,623,937)	$--	$(2,623,937)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,843)
Total Credit Risk	0	(1,843)
Interest Rate Risk
Futures Contracts(b)	796	(1,642)
Purchased Swaptions(c)	28,245	0
Swaps(d)	30,816	(2,118)
Written Swaptions(e)	0	(46,746)
Total Interest Rate Risk	59,857	(50,506)
Total Value of Derivatives	$59,857	$(52,349)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.2%
Cayman Islands	5.2%
United Kingdom	2.4%
Mexico	1.5%
Luxembourg	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $57,907,049)	$59,889,854
Fidelity Central Funds (cost $25,792,475)	26,123,281
Total Investment in Securities (cost $83,699,524)		$86,013,135
Cash		37,286
Receivable for investments sold		1,577,485
Receivable for premium on written options		36,634
Receivable for TBA sale commitments		2,623,427
Receivable for fund shares sold		77,057
Interest receivable		313,372
Distributions receivable from Fidelity Central Funds		393
Other receivables		1,040
Total assets		90,679,829
Liabilities
Payable for investments purchased
Regular delivery	$2,843,166
Delayed delivery	4,941,411
TBA sale commitments, at value	2,623,937
Payable for fund shares redeemed	293,578
Bi-lateral OTC swaps, at value	1,843
Payable for daily variation margin on futures contracts	410
Payable for daily variation margin on centrally cleared OTC swaps	3,460
Written options, at value (premium receivable $36,634)	46,746
Total liabilities		10,754,551
Net Assets		$79,925,278
Net Assets consist of:
Paid in capital		$77,619,797
Total accumulated earnings (loss)		2,305,481
Net Assets		$79,925,278
Net Asset Value, offering price and redemption price per share ($79,925,278 ÷ 7,504,950 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$674,301
Income from Fidelity Central Funds		358,600
Total income		1,032,901
Expenses
Independent trustees' fees and expenses	$117
Miscellaneous	77
Total expenses		194
Net investment income (loss)		1,032,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,677)
Fidelity Central Funds	10,251
Futures contracts	(11,218)
Swaps	(17,464)
Capital gain distributions from Fidelity Central Funds	179,496
Total net realized gain (loss)		139,388
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(743,098)
Fidelity Central Funds	(23,656)
Futures contracts	(790)
Swaps	43,533
Written options	(14,329)
Delayed delivery commitments	175
Total change in net unrealized appreciation (depreciation)		(738,165)
Net gain (loss)		(598,777)
Net increase (decrease) in net assets resulting from operations		$433,930

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,032,707	$1,987,626
Net realized gain (loss)	139,388	2,639,907
Change in net unrealized appreciation (depreciation)	(738,165)	1,060,790
Net increase (decrease) in net assets resulting from operations	433,930	5,688,323
Distributions to shareholders	(3,356,101)	(1,937,532)
Share transactions
Proceeds from sales of shares	21,891,313	62,973,630
Reinvestment of distributions	3,356,101	1,937,532
Cost of shares redeemed	(16,783,854)	(45,452,590)
Net increase (decrease) in net assets resulting from share transactions	8,463,560	19,458,572
Total increase (decrease) in net assets	5,541,389	23,209,363
Net Assets
Beginning of period	74,383,889	51,174,526
End of period	$79,925,278	$74,383,889
Other Information
Shares
Sold	2,019,564	5,975,442
Issued in reinvestment of distributions	312,029	182,999
Redeemed	(1,551,180)	(4,340,573)
Net increase (decrease)	780,413	1,817,868

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Core Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$10.43	$9.82	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.143	.328	.355	.323	.145
Net realized and unrealized gain (loss)	(.079)	.623	.614	(.355)	.209
Total from investment operations	.064	.951	.969	(.032)	.354
Distributions from net investment income	(.146)	(.321)	(.359)	(.316)	(.134)
Distributions from net realized gain	(.328)	–	–	(.052)	–
Total distributions	(.474)	(.321)	(.359)	(.368)	(.134)
Net asset value, end of period	$10.65	$11.06	$10.43	$9.82	$10.22
Total ReturnC,D	.59%	9.30%	10.11%	(.30)%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	-%	- %H
Net investment income (loss)	2.66%H	3.11%	3.59%	3.26%	2.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$79,925	$74,384	$51,175	$34,273	$28,803
Portfolio turnover rateI	176%H	205%	102%	44%	60%J

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Flex Core Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), swaps, futures and options transactions, market discount and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,304,395
Gross unrealized depreciation	(948,399)
Net unrealized appreciation (depreciation)	$2,355,996
Tax cost	$83,672,522

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(3,800)	$1,055
Total Credit Risk	$(3,800)	$1,055
Interest Rate Risk
Futures Contracts	$(11,218)	$(790)
Purchased Options	(6,994)	(8,406)
Swaps	(13,664)	42,478
Written Options	–	(14,329)
Total Interest Rate Risk	$(31,876)	$18,953
Totals	$(35,676)	$20,008

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Core Bond Fund	29,632,928	31,448,221

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex Core Bond Fund	$77

During the period, there were no borrowings on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Flex Core Bond Fund	- %-C
Actual		$1,000.00	$1,005.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Core Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZCD-SANN-0421
1.9881606.103

Fidelity® Total Bond K6 Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	48.1%
AAA	5.3%
AA	1.4%
A	6.4%
BBB	18.9%
BB and Below	21.3%
Not Rated	3.3%
Equities	0.1%
Short-Term Investments and Net Other Assets*	(4.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Corporate Bonds	38.4%
U.S. Government and U.S. Government Agency Obligations	48.1%
Asset-Backed Securities	5.8%
CMOs and Other Mortgage Related Securities	3.1%
Municipal Bonds	0.3%
Stocks	0.1%
Other Investments	9.0%
Short-Term Investments and Net Other Assets (Liabilities)†	(4.8)%

 * Foreign investments - 12.1%

 ** Futures and Swaps - 2.6%

 *** Written options - (1.8%)

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33 (a)	$339,000	$327,498
3.8% 12/1/57 (a)	4,105,000	3,902,705
4.3% 2/15/30	559,000	641,081
4.45% 4/1/24	51,000	56,402
5.15% 11/15/46	1,000,000	1,217,711
6.2% 3/15/40	840,000	1,124,110
6.3% 1/15/38	1,100,000	1,470,628
Verizon Communications, Inc.:
3% 3/22/27	263,000	285,230
4.862% 8/21/46	1,250,000	1,542,165
5.012% 4/15/49	16,000	20,306
		10,587,836
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	2,347,467
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,078,786
5.375% 5/1/47	2,000,000	2,350,992
5.75% 4/1/48	861,000	1,061,454
Comcast Corp. 6.45% 3/15/37	365,000	530,700
Discovery Communications LLC:
3.625% 5/15/30	708,000	778,722
4.65% 5/15/50	1,913,000	2,217,472
Fox Corp.:
3.666% 1/25/22	123,000	126,672
4.03% 1/25/24	216,000	236,154
4.709% 1/25/29	312,000	366,128
5.476% 1/25/39	308,000	395,456
Time Warner Cable LLC:
4% 9/1/21	1,480,000	1,492,668
6.75% 6/15/39	545,000	751,424
7.3% 7/1/38	2,420,000	3,459,010
		14,845,638
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,440,000	1,614,600
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	1,250,000	1,376,900
3.875% 4/15/30 (a)	2,100,000	2,308,782
4.375% 4/15/40 (a)	269,000	302,894
4.5% 4/15/50 (a)	528,000	586,798
		6,189,974

TOTAL COMMUNICATION SERVICES		33,970,915

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	4,040,827
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	1,167,000	1,201,197
3.125% 5/12/23 (a)	1,017,000	1,071,803
		6,313,827
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	353,000	394,356
3.6% 7/1/30	419,000	469,470
		863,826
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	391,000	404,216
3% 11/19/24	890,000	953,628
		1,357,844
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	156,000	183,932
AutoZone, Inc.:
3.625% 4/15/25	239,000	262,800
4% 4/15/30	1,110,000	1,265,546
Lowe's Companies, Inc. 4.5% 4/15/30	798,000	949,314
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	283,900
TJX Companies, Inc. 3.75% 4/15/27	904,000	1,022,777
		3,968,269

TOTAL CONSUMER DISCRETIONARY		12,503,766

CONSUMER STAPLES - 2.5%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,570,958
4.9% 2/1/46	4,500,000	5,382,962
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	994,791
4.35% 6/1/40	720,000	837,158
4.5% 6/1/50	1,000,000	1,153,137
4.75% 4/15/58	613,000	728,742
5.45% 1/23/39	800,000	1,028,598
5.55% 1/23/49	1,824,000	2,373,448
5.8% 1/23/59 (Reg. S)	1,933,000	2,667,070
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	3,530,802
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,431,493
3.45% 3/25/30	713,000	804,409
		23,503,568
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	580,000	679,191
5.95% 4/1/30	710,000	909,636
6.6% 4/1/40	710,000	1,010,476
6.6% 4/1/50	710,000	1,051,368
		3,650,671
Food Products - 0.1%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	1,800,000	2,025,000
Tobacco - 0.8%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,483,840
4.25% 8/9/42	932,000	972,396
4.5% 5/2/43	632,000	679,148
4.8% 2/14/29	173,000	202,870
5.375% 1/31/44	1,137,000	1,375,671
5.95% 2/14/49	600,000	766,579
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,433,946
4.906% 4/2/30	1,500,000	1,742,398
5.282% 4/2/50	1,500,000	1,685,248
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,741,302
Reynolds American, Inc. 7.25% 6/15/37	75,000	99,346
		12,182,744

TOTAL CONSUMER STAPLES		41,361,983

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	571,249
5.85% 2/1/35	525,000	654,015
Cenovus Energy, Inc. 4.25% 4/15/27	1,203,000	1,317,634
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	28,288
5.8% 6/1/45	10,000	12,723
DCP Midstream Operating LP:
3.875% 3/15/23	520,000	535,600
5.85% 5/21/43 (a)(b)	2,820,000	2,502,750
Enbridge, Inc. 4.25% 12/1/26	525,000	598,331
Energy Transfer Partners LP:
3.75% 5/15/30	481,000	508,433
4.2% 9/15/23	145,000	156,163
4.25% 3/15/23	195,000	206,627
4.5% 4/15/24	215,000	235,730
4.95% 6/15/28	494,000	563,108
5% 5/15/50	1,076,000	1,139,307
5.25% 4/15/29	350,000	405,904
5.8% 6/15/38	275,000	317,485
6% 6/15/48	1,179,000	1,373,426
6.25% 4/15/49	241,000	288,187
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	3,519,974
Hess Corp.:
4.3% 4/1/27	176,000	195,407
5.6% 2/15/41	288,000	345,625
5.8% 4/1/47	874,000	1,092,349
7.125% 3/15/33	201,000	264,345
7.3% 8/15/31	231,000	304,496
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	379,805
6.55% 9/15/40	1,365,000	1,818,542
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	510,006
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,000
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	469,000	469,319
4.5% 7/15/23	274,000	295,863
4.8% 2/15/29	175,000	204,797
4.875% 12/1/24	272,000	307,494
5.5% 2/15/49	525,000	637,892
Occidental Petroleum Corp.:
2.9% 8/15/24	899,000	874,889
3.2% 8/15/26	121,000	115,882
3.5% 8/15/29	382,000	365,295
4.3% 8/15/39	56,000	49,700
4.4% 8/15/49	56,000	49,315
4.5% 7/15/44	1,032,000	921,060
5.55% 3/15/26	831,000	887,093
6.2% 3/15/40	700,000	756,000
6.45% 9/15/36	600,000	684,000
6.6% 3/15/46	807,000	906,100
7.5% 5/1/31	927,000	1,089,225
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,974,183
6.625% 8/15/37	350,000	432,575
7.375% 11/1/31	435,000	561,622
8.125% 9/15/30	1,083,000	1,438,817
Petrobras Global Finance BV:
5.093% 1/15/30	2,020,000	2,134,383
6.9% 3/19/49	3,000,000	3,346,950
7.25% 3/17/44	2,500,000	2,877,875
Petroleos Mexicanos:
5.95% 1/28/31	2,980,000	2,875,700
6.35% 2/12/48	3,548,000	2,993,625
6.49% 1/23/27	570,000	596,363
6.5% 3/13/27	20,000	20,750
6.75% 9/21/47	5,720,000	5,006,430
6.84% 1/23/30	7,272,000	7,308,360
6.95% 1/28/60	989,000	869,974
7.69% 1/23/50	2,090,000	1,985,291
Phillips 66 Co.:
3.7% 4/6/23	97,000	103,297
3.85% 4/9/25	125,000	137,804
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,894,234
3.6% 11/1/24	266,000	284,699
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	393,000	407,998
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,855,216
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	923,000	1,013,328
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,875,967
3.7% 1/15/23	2,000,000	2,101,232
4.3% 3/4/24	2,000,000	2,187,045
4.55% 6/24/24	70,000	77,804
5.75% 6/24/44	35,000	43,826
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	221,748
Valero Energy Corp.:
2.7% 4/15/23	337,000	351,316
2.85% 4/15/25	194,000	204,716
Western Gas Partners LP:
3.95% 6/1/25	174,000	175,740
4.5% 3/1/28	200,000	207,000
4.65% 7/1/26	138,000	142,860
4.75% 8/15/28	168,000	175,988
		79,379,149
FINANCIALS - 13.2%
Banks - 4.9%
Bank of America Corp.:
3.004% 12/20/23 (b)	3,302,000	3,451,118
3.5% 4/19/26	2,630,000	2,926,822
3.705% 4/24/28 (b)	528,000	591,647
4.45% 3/3/26	245,000	280,529
Barclays Bank PLC 1.7% 5/12/22	582,000	590,857
Barclays PLC:
2.852% 5/7/26 (b)	1,652,000	1,743,045
4.375% 1/12/26	900,000	1,018,330
5.088% 6/20/30 (b)	1,421,000	1,649,631
5.2% 5/12/26	1,318,000	1,499,528
BNP Paribas SA 2.219% 6/9/26 (a)(b)	1,520,000	1,575,508
CIT Group, Inc.:
3.929% 6/19/24 (b)	270,000	285,863
6.125% 3/9/28	210,000	259,875
Citigroup, Inc.:
3.352% 4/24/25 (b)	953,000	1,029,159
4.3% 11/20/26	6,314,000	7,198,857
4.4% 6/10/25	2,266,000	2,545,087
4.412% 3/31/31 (b)	2,221,000	2,583,675
4.45% 9/29/27	4,372,000	5,043,580
5.5% 9/13/25	566,000	669,292
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	517,000	547,786
HSBC Holdings PLC 4.95% 3/31/30	298,000	358,270
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	217,841
5.71% 1/15/26 (a)	3,069,000	3,458,092
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	880,000	919,468
3.797% 7/23/24 (b)	35,000	37,727
3.882% 7/24/38 (b)	1,000,000	1,147,844
4.452% 12/5/29 (b)	5,500,000	6,473,829
4.493% 3/24/31 (b)	3,000,000	3,557,303
NatWest Markets PLC 2.375% 5/21/23 (a)	1,767,000	1,839,699
Rabobank Nederland 4.375% 8/4/25	500,000	564,951
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	951,000	1,008,356
5.125% 5/28/24	1,000,000	1,117,903
6% 12/19/23	1,237,000	1,403,321
6.1% 6/10/23	3,800,000	4,224,472
6.125% 12/15/22	6,545,000	7,139,988
Societe Generale 1.488% 12/14/26 (a)(b)	1,953,000	1,941,002
UniCredit SpA 6.572% 1/14/22 (a)	948,000	992,834
Wells Fargo & Co.:
2.406% 10/30/25 (b)	927,000	977,077
4.478% 4/4/31 (b)	3,026,000	3,576,920
5.013% 4/4/51 (b)	2,880,000	3,851,432
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	820,021
		81,118,539
Capital Markets - 3.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	428,868
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,781,343
4.2% 6/10/24	1,716,000	1,863,871
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	2,086,000	2,194,207
3.75% 3/26/25	1,200,000	1,315,010
3.8% 6/9/23	1,250,000	1,340,333
3.869% 1/12/29 (a)(b)	1,570,000	1,738,151
4.194% 4/1/31 (a)(b)	2,010,000	2,290,890
4.207% 6/12/24 (a)(b)	500,000	539,500
4.55% 4/17/26	388,000	447,250
Deutsche Bank AG 4.5% 4/1/25	2,690,000	2,867,590
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,203,330
5% 2/14/22	1,568,000	1,631,473
5.882% 7/8/31 (b)	5,000,000	5,735,190
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	172,750
3.2% 2/23/23	3,000,000	3,154,848
3.691% 6/5/28 (b)	4,660,000	5,234,853
3.75% 5/22/25	525,000	579,984
3.8% 3/15/30	3,630,000	4,121,305
3.814% 4/23/29 (b)	1,025,000	1,153,964
4.017% 10/31/38 (b)	1,000,000	1,156,498
4.223% 5/1/29 (b)	2,500,000	2,881,547
6.75% 10/1/37	278,000	405,569
Moody's Corp.:
3.25% 1/15/28	10,000	10,956
3.75% 3/24/25	1,044,000	1,153,974
4.875% 2/15/24	9,000	10,016
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,865,107
3.622% 4/1/31 (b)	2,099,000	2,338,612
3.737% 4/24/24 (b)	2,500,000	2,669,216
4.431% 1/23/30 (b)	2,242,000	2,625,440
5% 11/24/25	5,722,000	6,679,613
State Street Corp. 2.825% 3/30/23 (b)	142,000	145,953
UBS Group AG:
2.859% 8/15/23 (a)(b)	1,000,000	1,034,401
4.125% 9/24/25 (a)	500,000	561,573
		65,333,185
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,196,000	1,245,680
4.125% 7/3/23	512,000	544,606
4.45% 4/3/26	561,000	613,381
4.875% 1/16/24	843,000	920,071
6.5% 7/15/25	731,000	856,954
Ally Financial, Inc.:
1.45% 10/2/23	462,000	469,775
3.05% 6/5/23	1,940,000	2,039,927
5.125% 9/30/24	465,000	530,593
5.8% 5/1/25	1,072,000	1,257,468
8% 11/1/31	549,000	786,142
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,589,746
3.65% 5/11/27	2,746,000	3,055,445
3.8% 1/31/28	877,000	985,712
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,813,961
4.1% 2/9/27	284,000	320,850
4.5% 1/30/26	803,000	914,210
Ford Motor Credit Co. LLC:
3.096% 5/4/23	2,000,000	2,031,200
4.063% 11/1/24	4,206,000	4,405,322
5.584% 3/18/24	1,113,000	1,200,649
5.596% 1/7/22	1,038,000	1,069,140
Synchrony Financial:
2.85% 7/25/22	302,000	311,097
3.95% 12/1/27	3,042,000	3,350,615
4.375% 3/19/24	1,056,000	1,159,038
5.15% 3/19/29	1,958,000	2,324,790
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,704,576
		38,500,948
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,095,982
3.85% 2/1/25	2,100,000	2,285,367
4.05% 7/1/30	1,055,000	1,168,331
4.125% 5/15/29	1,000,000	1,115,036
Equitable Holdings, Inc. 3.9% 4/20/23	72,000	77,033
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	5,628,208
Pine Street Trust I 4.572% 2/15/29 (a)	1,030,000	1,204,704
Pine Street Trust II 5.568% 2/15/49 (a)	1,000,000	1,324,404
		13,899,065
Insurance - 1.3%
AIA Group Ltd. 3.375% 4/7/30 (a)	1,502,000	1,641,382
American International Group, Inc.:
2.5% 6/30/25	2,900,000	3,065,935
3.4% 6/30/30	2,900,000	3,179,607
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,953,000	2,074,106
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	798,055
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.53% 5/28/21 (a)(b)(c)	5,310,000	5,315,641
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,186,012
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,158,578
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	458,400
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	89,523
Unum Group:
3.875% 11/5/25	50,000	54,678
4% 6/15/29	852,000	940,953
4.5% 3/15/25	1,414,000	1,584,866
		21,547,736

TOTAL FINANCIALS		220,399,473

HEALTH CARE - 1.2%
Biotechnology - 0.0%
AbbVie, Inc. 3.45% 3/15/22	40,000	41,060
Health Care Providers & Services - 0.6%
Centene Corp.:
3.375% 2/15/30	815,000	837,576
4.25% 12/15/27	880,000	916,300
4.625% 12/15/29	1,370,000	1,478,230
4.75% 1/15/25	700,000	717,500
Cigna Corp.:
3.05% 10/15/27	500,000	547,630
4.375% 10/15/28	884,000	1,031,183
4.8% 8/15/38	550,000	680,364
CVS Health Corp.:
3% 8/15/26	125,000	135,698
3.625% 4/1/27	375,000	417,011
4.78% 3/25/38	2,092,000	2,549,786
Toledo Hospital:
5.325% 11/15/28	319,000	374,749
6.015% 11/15/48	613,000	780,942
		10,466,969
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,209,000	3,614,090
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	146,000	148,008
5.272% 8/28/23 (b)	459,000	493,425
5.9% 8/28/28 (b)	194,000	225,040
Mylan NV 4.55% 4/15/28	450,000	521,927
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	588,000
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	50,000	50,297
3.95% 6/15/26	1,370,000	1,530,165
Viatris, Inc.:
1.125% 6/22/22 (a)	614,000	619,352
1.65% 6/22/25 (a)	197,000	199,998
2.7% 6/22/30 (a)	1,003,000	1,016,623
3.85% 6/22/40 (a)	437,000	463,400
		9,470,325

TOTAL HEALTH CARE		19,978,354

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,150,589
The Boeing Co.:
5.04% 5/1/27	723,000	833,282
5.15% 5/1/30	723,000	842,485
5.705% 5/1/40	720,000	907,173
5.805% 5/1/50	700,000	902,965
5.93% 5/1/60	720,000	944,682
		5,581,176
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	259,000	265,886
3.375% 7/1/25	1,294,000	1,375,605
3.875% 7/3/23	877,000	935,477
4.25% 2/1/24	977,000	1,065,693
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,145,195
		5,787,856
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	380,000	397,931
4.25% 4/15/26 (a)	290,000	306,505
4.375% 5/1/26 (a)	472,000	500,754
5.25% 5/15/24 (a)	730,000	794,856
		2,000,046

TOTAL INDUSTRIALS		13,369,078

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	800,000	877,551
5.85% 7/15/25 (a)	263,000	309,571
6.02% 6/15/26 (a)	258,000	309,255
6.1% 7/15/27 (a)	483,000	592,205
6.2% 7/15/30 (a)	418,000	531,075
		2,619,657
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	351,000	346,017
2.45% 2/15/31 (a)	3,421,000	3,322,287
2.6% 2/15/33 (a)	3,032,000	2,911,024
3.5% 2/15/41 (a)	2,410,000	2,401,688
3.75% 2/15/51 (a)	1,131,000	1,115,216
Micron Technology, Inc. 2.497% 4/24/23	1,434,000	1,493,741
		11,589,973
Software - 0.1%
Oracle Corp. 2.8% 4/1/27	1,423,000	1,530,528

TOTAL INFORMATION TECHNOLOGY		15,740,158

MATERIALS - 0.2%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	1,206,000	1,398,067
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	545,625
4.5% 8/1/47 (a)	500,000	557,969
		1,103,594

TOTAL MATERIALS		2,501,661

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	1,046,126
Boston Properties, Inc.:
3.25% 1/30/31	792,000	840,187
4.5% 12/1/28	605,000	707,549
Corporate Office Properties LP:
2.25% 3/15/26	348,000	356,861
5% 7/1/25	3,650,000	4,136,193
5.25% 2/15/24	146,000	161,812
Duke Realty LP 3.625% 4/15/23	50,000	52,797
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	275,611
3.5% 8/1/26	270,000	298,671
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	124,163
3.5% 7/15/29	129,000	142,393
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,683,910
Lexington Corporate Properties Trust 2.7% 9/15/30	387,000	389,444
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	701,000	718,398
3.625% 10/1/29	1,155,000	1,212,032
4.375% 8/1/23	1,665,000	1,797,422
4.75% 1/15/28	3,349,000	3,735,019
4.95% 4/1/24	2,400,000	2,632,807
Realty Income Corp. 3.25% 1/15/31	213,000	231,699
Retail Properties America, Inc. 4.75% 9/15/30	79,000	85,380
Simon Property Group LP 2.45% 9/13/29	333,000	338,194
Store Capital Corp.:
2.75% 11/18/30	424,000	423,005
4.625% 3/15/29	315,000	358,345
Ventas Realty LP:
3% 1/15/30	1,531,000	1,602,785
3.5% 2/1/25	1,265,000	1,373,514
4% 3/1/28	218,000	245,665
4.75% 11/15/30	2,100,000	2,485,653
VEREIT Operating Partnership LP:
2.2% 6/15/28	172,000	171,983
2.85% 12/15/32	211,000	210,511
3.4% 1/15/28	320,000	345,663
WP Carey, Inc.:
3.85% 7/15/29	246,000	273,563
4% 2/1/25	489,000	536,868
4.6% 4/1/24	1,250,000	1,384,042
		30,378,265
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	587,410
3.95% 11/15/27	421,000	443,318
4.1% 10/1/24	995,000	1,069,677
4.55% 10/1/29	260,000	284,956
Tanger Properties LP:
3.125% 9/1/26	2,775,000	2,871,490
3.875% 12/1/23	1,290,000	1,354,359
		6,611,210

TOTAL REAL ESTATE		36,989,475

UTILITIES - 1.3%
Electric Utilities - 0.7%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	2,251,464
3.743% 5/1/26	1,337,000	1,471,106
Duke Energy Corp. 2.45% 6/1/30	565,000	574,780
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	276,000	275,120
Edison International 5.75% 6/15/27	2,985,000	3,504,288
Entergy Corp. 2.8% 6/15/30	580,000	605,651
Exelon Corp. 4.05% 4/15/30	365,000	417,977
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,643
7.375% 11/15/31	1,805,000	2,482,561
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	186,784
		11,817,374
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	1,747,000	1,873,070
3.95% 7/15/30 (a)	1,523,000	1,663,862
		3,536,932
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	2,556,000	2,848,765
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	182,393
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,808,299
Puget Energy, Inc. 4.1% 6/15/30	683,000	762,703
		5,602,160

TOTAL UTILITIES		20,956,466

TOTAL NONCONVERTIBLE BONDS
(Cost $455,871,530)		497,150,478

U.S. Government and Government Agency Obligations - 32.8%
U.S. Treasury Inflation-Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$3,262,311	$3,514,953
0.875% 2/15/47	7,710,999	9,558,398
1% 2/15/49	1,863,216	2,402,915
U.S. Treasury Inflation-Indexed Notes:
0.25% 7/15/29	4,821,651	5,345,230
0.5% 1/15/28	16,470,120	18,486,806
0.75% 7/15/28	10,480,568	12,043,116
0.875% 1/15/29	12,157,052	14,078,164

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		65,429,582

U.S. Treasury Obligations - 28.9%
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	7,588,958
1.875% 2/15/51	82,011,000	77,654,151
3% 2/15/47	24,645,000	29,120,570
U.S. Treasury Notes:
0.125% 1/31/23	42,900,000	42,894,973
0.125% 8/15/23	6,557,000	6,545,986
0.125% 2/15/24	1,386,000	1,379,936
0.25% 7/31/25	33,235,000	32,722,194
0.375% 12/31/25	13,450,000	13,245,098
0.5% 2/28/26	17,160,000	16,980,356
0.875% 11/15/30 (d)	10,256,000	9,778,455
1.125% 2/29/28	66,642,000	66,704,477
1.125% 2/15/31	9,180,000	8,954,803
2.125% 3/31/24	3,683,000	3,889,162
2.125% 7/31/24	38,835,000	41,149,930
2.125% 5/31/26	21,170,000	22,642,803
2.25% 12/31/24	2,843,000	3,035,569
2.5% 1/31/24	15,400,000	16,397,391
2.5% 2/28/26	60,080,000	65,355,775
2.625% 6/30/23	16,700,000	17,654,379

TOTAL U.S. TREASURY OBLIGATIONS		483,694,966

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $541,004,841)		549,124,548

U.S. Government Agency - Mortgage Securities - 4.8%
Fannie Mae - 0.0%
4% 7/1/47 (e)(f)	215,650	233,065
Ginnie Mae - 0.8%
2% 3/1/51 (g)	700,000	710,872
2% 3/1/51 (g)	700,000	710,872
2% 4/1/51 (g)	400,000	405,384
2% 4/1/51 (g)	200,000	202,692
2.5% 3/1/51 (g)	2,000,000	2,076,907
2.5% 3/1/51 (g)	1,300,000	1,349,989
2.5% 4/1/51 (g)	1,000,000	1,036,227
3% 3/1/51 (g)	1,500,000	1,562,666
3% 3/1/51 (g)	1,200,000	1,250,133
3% 3/1/51 (g)	1,050,000	1,093,866
3% 3/1/51 (g)	850,000	885,511
3% 3/1/51 (g)	800,000	833,422
3% 3/1/51 (g)	700,000	729,244

TOTAL GINNIE MAE		12,847,785

Uniform Mortgage Backed Securities - 4.0%
1.5% 3/1/36 (g)	2,000,000	2,025,618
2.5% 3/1/51 (g)	4,000,000	4,147,812
2.5% 3/1/51 (g)	1,500,000	1,555,430
2.5% 3/1/51 (g)	2,000,000	2,073,906
2.5% 4/1/51 (g)	1,650,000	1,707,363
3% 3/1/51 (g)	2,300,000	2,408,441
3% 3/1/51 (g)	2,850,000	2,984,373
3% 3/1/51 (g)	1,700,000	1,780,152
3% 3/1/51 (g)	2,000,000	2,094,297
3% 3/1/51 (g)	1,050,000	1,099,506
3% 3/1/51 (g)	800,000	837,719
3% 3/1/51 (g)	800,000	837,719
3% 3/1/51 (g)	8,300,000	8,691,332
3% 3/1/51 (g)	75,000	78,536
3% 3/1/51 (g)	2,000,000	2,094,297
3% 4/1/51 (g)	2,575,000	2,696,809
3% 4/1/51 (g)	2,950,000	3,089,549
3% 4/1/51 (g)	2,000,000	2,094,609
3% 4/1/51 (g)	3,150,000	3,299,009
3.5% 3/1/51 (g)	8,025,000	8,513,397
3.5% 3/1/51 (g)	4,850,000	5,145,168
3.5% 3/1/51 (g)	5,100,000	5,410,383
3.5% 3/1/51 (g)	1,500,000	1,591,289
3.5% 3/1/51 (g)	1,450,000	1,538,246

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		67,794,960

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $80,953,792)		80,875,810

Asset-Backed Securities - 5.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$243,003	$241,757
Series 2019-1 Class A, 3.844% 5/15/39 (a)	728,097	734,876
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,169,650	1,176,525
Class B, 4.458% 10/16/39 (a)	231,320	217,921
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	456,000	456,386
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5424% 7/22/32 (a)(b)(c)	1,610,000	1,611,174
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	980,000	981,896
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	1,670,000	1,671,182
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.554% 1/20/33 (a)(b)(c)	610,000	611,918
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 1.215% 4/30/31 (a)(b)(c)	1,700,000	1,699,572
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	610,095	610,151
Class B, 4.335% 1/16/40 (a)	244,877	230,359
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(b)(c)	1,101,000	1,103,278
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	1,360,000	1,361,569
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 4/15/31 (a)(b)(c)	1,186,000	1,188,801
Ares XLI CLO Ltd. / Ares XLI CLO LLC:
Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 1/15/29 (a)(b)(c)	1,359,000	1,358,660
Series 2021-41A Class AR2, 1 month U.S. LIBOR + 1.070% 1.07% 4/15/34 (a)(b)(c)(g)	1,398,000	1,398,000
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/33 (a)(b)(c)	460,000	461,533
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6413% 10/15/32 (a)(b)(c)	1,560,000	1,564,011
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	1,680,000	1,681,504
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5534% 1/17/33 (a)(b)(c)	673,000	675,943
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(c)	1,388,000	1,387,546
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	550,398	556,388
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	965,143	967,028
Class B, 5.095% 4/15/39 (a)	569,382	548,834
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	629,810	634,458
Series 2021-1A Class A, 3.474% 1/15/46 (a)	438,553	444,651
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.564% 10/20/32 (a)(b)(c)	898,000	902,525
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (a)(b)(c)	599,000	600,399
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	920,000	923,249
CEDF:
Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.314% 10/20/28 (a)(b)(c)	324,000	324,148
Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 0% 4/20/34 (a)(b)(c)(g)	1,199,000	1,199,000
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (a)(b)(c)	1,267,000	1,273,772
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	1,620,000	1,620,000
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	2,220,000	2,224,722
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	23,150	23,208
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	12,643	12,671
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	260,917	264,044
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	104,987	105,484
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	1,113,560	1,138,515
Class A2II, 4.03% 11/20/47 (a)	463,660	491,206
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5513% 7/15/32 (a)(b)(c)	1,220,000	1,220,876
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 7/15/30 (a)(b)(c)	610,000	609,848
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.554% 10/20/32 (a)(b)(c)	1,183,000	1,187,828
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	710,000	710,630
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	1,146,000	1,150,152
Dryden Senior Loan Fund:
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.5238% 5/15/32 (a)(b)(c)	979,000	979,537
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4034% 4/17/33 (a)(b)(c)	900,000	905,935
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 10/15/30 (a)(b)(c)	1,600,000	1,606,118
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	1,700,000	1,702,861
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4101% 1/15/34 (a)(b)(c)	350,000	350,000
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	600,000	599,791
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	899,000	899,000
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.5138% 11/16/32 (a)(b)(c)	1,221,000	1,224,714
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	1,560,000	1,573,494
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	413,950	417,997
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	533,459	534,873
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	820,000	820,581
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1424% 1/22/28 (a)(b)(c)	980,000	979,917
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (a)(b)(c)(g)	1,690,000	1,690,000
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5413% 7/15/32 (a)(b)(c)	1,179,000	1,179,803
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 7/15/31 (a)(b)(c)	1,640,000	1,643,660
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 10/15/32 (a)(b)(c)	578,000	581,190
Magnetite XXI Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.504% 4/20/30 (a)(b)(c)	975,000	975,164
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 1/15/33 (a)(b)(c)	1,821,000	1,826,689
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 0% 4/20/34 (a)(b)(c)	1,158,000	1,158,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 1/15/34 (a)(b)(c)(g)	1,480,000	1,480,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	275,026	277,358
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	368,226	382,467
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/30 (a)(b)(c)	1,391,000	1,391,527
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	168,546	168,837
Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	818,119	817,013
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5234% 7/17/32 (a)(b)(c)	1,178,000	1,179,289
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	1,953,045	1,963,787
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	958,320	913,662
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	948,675	949,854
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	1,166,127	1,162,671
Class B, 4.335% 3/15/40 (a)	233,783	210,625
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	1,211,000	1,282,132
1.884% 7/15/50 (a)	498,000	513,639
2.328% 7/15/52 (a)	381,000	394,290
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.204% 5/1/28 (a)(b)(c)	1,417,741	1,418,794
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.5134% 4/18/33 (a)(b)(c)	3,000,000	3,015,606
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4867% 1/15/34 (a)(b)(c)	980,000	981,726
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.08% 4/20/33 (a)(b)(c)(g)	1,290,000	1,290,000
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.224% 1/20/29 (a)(b)(c)	921,000	922,516
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	888,457	886,372
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	1,572,604	1,561,207
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	531,955	562,228
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	704,852	732,544
Series 2019-1 Class A1, 3.7412% 3/25/58 (a)(b)	341,911	363,910
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	646,413	659,155
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5913% 4/15/32 (a)(b)(c)	1,125,000	1,124,990
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.9234% 7/16/31 (a)(b)(c)	1,379,000	1,382,755
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/30 (a)(b)(c)	1,045,000	1,047,613
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.494% 7/20/32 (a)(b)(c)	1,290,000	1,291,023
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.8234% 7/19/31 (a)(b)(c)	1,600,000	1,603,288
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	2,080,000	2,091,509
TOTAL ASSET-BACKED SECURITIES
(Cost $96,655,444)		97,229,909

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,000,000	998,877
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	621,380	630,923
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (a)(b)(c)	361,533	362,385
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	2,275,000	2,328,990
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	774,544	815,281
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	103,329	103,895
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(c)	762,000	763,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,940,312)		6,003,982

Commercial Mortgage Securities - 2.7%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (a)(b)(c)	1,278,000	1,280,827
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	1,500,000	1,538,165
Class ANM, 3.112% 11/5/32 (a)	778,000	792,474
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	132,000	127,369
Class CNM, 3.7186% 11/5/32 (a)(b)	100,000	92,848
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	142,965
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	173,005
Series 2019-B14 Class A5, 3.0486% 12/15/62	82,000	88,349
Series 2019-B12 Class XA, 1.0652% 8/15/52 (b)(h)	8,065,906	514,384
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (a)(b)(c)	760,000	767,595
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.112% 12/15/36 (a)(b)(c)	798,382	798,382
Class C, 1 month U.S. LIBOR + 1.120% 1.232% 12/15/36 (a)(b)(c)	554,875	554,875
Class D, 1 month U.S. LIBOR + 1.250% 1.362% 12/15/36 (a)(b)(c)	1,057,856	1,057,855
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	2,036,871	2,038,405
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.112% 11/15/32 (a)(b)(c)	1,108,000	1,111,463
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.737% 9/15/37 (a)(b)(c)	261,328	207,122
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.912% 11/15/35 (a)(b)(c)	328,300	328,403
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.412% 4/15/34 (a)(b)(c)	614,000	610,933
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 4/15/34 (a)(b)(c)	406,000	400,930
Class D, 1 month U.S. LIBOR + 1.900% 2.012% 4/15/34 (a)(b)(c)	426,000	419,616
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.192% 10/15/36 (a)(b)(c)	597,108	597,536
Class C, 1 month U.S. LIBOR + 1.250% 1.362% 10/15/36 (a)(b)(c)	750,895	751,431
Class D, 1 month U.S. LIBOR + 1.450% 1.562% 10/15/36 (a)(b)(c)	1,064,163	1,064,920
Class E, 1 month U.S. LIBOR + 1.800% 1.912% 10/15/36 (a)(b)(c)	4,817,686	4,821,093
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.712% 12/15/36 (a)(b)(c)	652,677	652,481
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(b)(c)	814,000	812,983
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(b)(c)	580,000	580,000
Class B, 1 month U.S. LIBOR + 1.250% 1.3623% 11/15/36 (a)(b)(c)	200,000	199,937
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	1,561,263	1,551,615
Class B, 1 month U.S. LIBOR + 1.500% 1.612% 6/15/34 (a)(b)(c)	307,672	300,772
Class C, 1 month U.S. LIBOR + 1.750% 1.862% 6/15/34 (a)(b)(c)	347,500	334,523
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.0361% 4/10/48 (b)(h)	2,878,523	106,075
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	285,463
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	280,595
Series 2014-CR17 Class XA, 0.9668% 5/10/47 (b)(h)	1,470,199	36,045
Series 2014-LC17 Class XA, 0.7221% 10/10/47 (b)(h)	2,890,945	60,084
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.992% 12/15/31 (a)(b)(c)	500,000	500,955
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.342% 5/15/36 (a)(b)(c)	673,000	675,141
Class C, 1 month U.S. LIBOR + 1.430% 1.542% 5/15/36 (a)(b)(c)	162,000	162,203
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	413,000	422,583
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	592,193
Class B, 4.5349% 4/15/36 (a)	107,000	105,890
Class C, 4.782% 4/15/36 (a)(b)	123,000	118,667
Class D, 4.782% 4/15/36 (a)(b)	245,000	220,090
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.362% 12/15/30 (a)(b)(c)	1,296,000	1,214,512
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 8/15/37 (a)(b)(c)	1,100,000	1,108,674
Class B, 1 month U.S. LIBOR + 1.350% 1.462% 8/15/37 (a)(b)(c)	230,000	230,786
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 8/15/37 (a)(b)(c)	120,000	121,145
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.562% 9/15/31 (a)(b)(c)	1,875,000	1,818,771
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.202% 10/15/31 (a)(b)(c)	457,000	457,479
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	476,000	505,404
Class CFX, 4.9498% 7/5/33 (a)	103,000	108,957
Class DFX, 5.3503% 7/5/33 (a)	159,000	167,978
Class EFX, 5.5422% 7/5/33 (a)	218,000	224,778
Class XAFX, 1.116% 7/5/33 (a)(b)(h)	2,000,000	48,558
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	356,000	356,353
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.362% 8/15/33 (a)(b)(c)	604,073	582,283
Class C, 1 month U.S. LIBOR + 1.500% 1.612% 8/15/33 (a)(b)(c)	1,454,784	1,379,413
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,698,000	1,773,084
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	444,491
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	246,000	248,192
Class C, 3.1771% 11/10/36 (a)(b)	235,000	233,446
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.57% 12/15/37 (a)(b)(c)	857,000	856,766
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (a)(b)(c)	1,056,342	1,051,027
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0307% 12/15/50 (b)(h)	1,443,129	74,362
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8995% 4/10/46 (a)(b)(c)	863,265	860,316
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	1,382,000	1,373,472
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	90,000	90,177
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 0.8822% 12/15/50 (b)(h)	3,643,088	180,124
Series 2018-C46 Class XA, 0.9387% 8/15/51 (b)(h)	3,110,368	147,469
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	391,775
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.0299% 8/15/47 (b)(h)	993,072	27,527
Series 2014-LC14 Class XA, 1.2618% 3/15/47 (b)(h)	1,222,428	37,747
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $45,104,135)		44,394,306

Municipal Securities - 0.3%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	142,613
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,820,728
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	2,016,783
TOTAL MUNICIPAL SECURITIES
(Cost $4,581,525)		4,980,124

Foreign Government and Government Agency Obligations - 1.1%
Argentine Republic:
0.125% 7/9/30 (i)	$685,010	$249,172
0.125% 7/9/35 (i)	1,254,989	399,636
1% 7/9/29	75,245	29,745
Chilean Republic 2.45% 1/31/31	925,000	935,984
Dominican Republic:
4.5% 1/30/30 (a)	1,200,000	1,207,875
5.95% 1/25/27 (a)	2,850,000	3,184,875
6% 7/19/28 (a)	550,000	620,641
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	1,060,000	1,148,510
3.875% 4/16/50 (a)	915,000	1,007,049
Indonesian Republic:
3.85% 10/15/30	2,100,000	2,319,188
4.2% 10/15/50	2,100,000	2,289,000
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	700,000	747,250
3.25% 10/22/30 (a)	595,000	635,906
4.5% 4/22/60 (a)	390,000	443,991
State of Qatar:
3.4% 4/16/25 (a)	585,000	638,930
3.75% 4/16/30 (a)	1,440,000	1,624,500
4.4% 4/16/50 (a)	1,390,000	1,628,038
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,949,183)		19,110,290

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,397,710)	1,400,000	1,449,112

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	401,000	428,870
Regions Bank 6.45% 6/26/37	250,000	345,328
Synchrony Bank 3.65% 5/24/21	559,000	561,618
TOTAL BANK NOTES
(Cost $1,259,564)		1,335,816
	Shares	Value

Fixed-Income Funds - 25.0%
Fidelity Emerging Markets Debt Central Fund (j)	4,617,594	$42,204,811
Fidelity Floating Rate Central Fund (j)	997,665	100,085,730
Fidelity Mortgage Backed Securities Central Fund (j)	1,366,279	151,561,306
Fidelity Specialized High Income Central Fund (j)	1,260,993	125,418,361
TOTAL FIXED-INCOME FUNDS
(Cost $409,763,667)		419,270,208
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Barclays Bank PLC 7.625% 11/21/22 (Cost $372,374)	330,000	369,823
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.07% (k)	63,351,652	63,364,322
Fidelity Securities Lending Cash Central Fund 0.08% (k)(l)	24,068,389	24,070,796
TOTAL MONEY MARKET FUNDS
(Cost $87,434,373)		87,435,118

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	$79,474
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	164,372
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	78,937

TOTAL PUT OPTIONS			322,783

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	34,684
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	112,549
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	161,016

TOTAL CALL OPTIONS			308,249

TOTAL PURCHASED SWAPTIONS
(Cost $636,598)			631,032
TOTAL INVESTMENT IN SECURITIES - 108.0%
(Cost $1,748,925,048)			1,809,360,556
NET OTHER ASSETS (LIABILITIES) - (8.0)%			(133,476,218)
NET ASSETS - 100%			$1,675,884,338

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/51	$(400,000)	$(406,212)
2% 3/1/51	(200,000)	(203,106)
2.5% 3/1/51	(1,000,000)	(1,038,453)
3% 3/1/51	(2,000,000)	(2,083,554)
3% 3/1/51	(1,300,000)	(1,354,310)

TOTAL GINNIE MAE		(5,085,635)

Uniform Mortgage Backed Securities
2.5% 3/1/51	(2,000,000)	(2,073,906)
2.5% 3/1/51	(1,650,000)	(1,710,973)
3% 3/1/51	(2,575,000)	(2,696,407)
3% 3/1/51	(3,700,000)	(3,874,449)
3% 3/1/51	(2,950,000)	(3,089,088)
3% 3/1/51	(2,000,000)	(2,094,297)
3% 3/1/51	(3,150,000)	(3,298,517)
3% 3/1/51	(4,000,000)	(4,188,594)
3% 3/1/51	(1,500,000)	(1,570,723)
3% 3/1/51	(2,000,000)	(2,094,297)
3% 4/1/51	(75,000)	(78,548)
3.5% 3/1/51	(3,250,000)	(3,447,793)
3.5% 3/1/51	(3,650,000)	(3,872,137)
3.5% 3/1/51	(8,300,000)	(8,805,133)
3.5% 3/1/51	(1,500,000)	(1,591,289)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(44,486,151)

TOTAL TBA SALE COMMITMENTS
(Proceeds $49,557,912)		$(49,571,786)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	$(563,252)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(34,545)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(37,475)

TOTAL PUT SWAPTIONS			(635,272)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	(23,965)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(54,069)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(21,204)

TOTAL CALL SWAPTIONS			(99,238)

TOTAL WRITTEN SWAPTIONS			$(734,510)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7	June 2021	$929,031	$267	$267
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	85	June 2021	18,765,078	13,553	13,553
CBOT 5-Year U.S. Treasury Note Contracts (United States)	16	June 2021	1,983,500	2,474	2,474
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	June 2021	1,751,406	(1,233)	(1,233)

TOTAL SOLD					14,794

TOTAL FUTURES CONTRACTS					$15,061

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 1.3%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$6,790,000	$(46,341)	$(92)	$(46,433)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,070,000	(14,128)	(15,919)	(30,047)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	800,000	(2,285)	(1,017)	(3,302)

TOTAL CREDIT DEFAULT SWAPS						$(62,754)	$(17,028)	$(79,782)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$6,592,000	$(4,093)	$0	$(4,093)
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Mar. 2026	559,000	12,235	0	12,235
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	4,966,000	339,243	0	339,243
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	54,000	(9,948)	0	(9,948)

TOTAL INTEREST RATE SWAPS							$337,437	$0	$337,437

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $245,569,323 or 14.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $108,322.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $118,655.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,927
Fidelity Emerging Markets Debt Central Fund	922,982
Fidelity Floating Rate Central Fund	2,109,694
Fidelity Mortgage Backed Securities Central Fund	4,172,066
Fidelity Securities Lending Cash Central Fund	7,296
Fidelity Specialized High Income Central Fund	3,873,361
Total	$11,143,326

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$41,282,212	$922,982	$--	$--	$(383)	$42,204,811	1.6%
Fidelity Floating Rate Central Fund	93,987,343	2,109,784	--	--	3,988,603	100,085,730	5.2%
Fidelity Mortgage Backed Securities Central Fund	188,058,122	4,172,098	37,000,000	587,685	(4,256,599)	151,561,306	6.6%
Fidelity Specialized High Income Central Fund	122,210,903	3,873,501	--	(161)	(665,882)	125,418,361	32.5%
Total	$445,538,580	$11,078,365	$37,000,000	$587,524	$(934,261)	$419,270,208

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$497,150,478	$--	$497,150,478	$--
U.S. Government and Government Agency Obligations	549,124,548	--	549,124,548	--
U.S. Government Agency - Mortgage Securities	80,875,810	--	80,875,810	--
Asset-Backed Securities	97,229,909	--	97,229,909	--
Collateralized Mortgage Obligations	6,003,982	--	6,003,982	--
Commercial Mortgage Securities	44,394,306	--	44,394,306	--
Municipal Securities	4,980,124	--	4,980,124	--
Foreign Government and Government Agency Obligations	19,110,290	--	19,110,290	--
Supranational Obligations	1,449,112	--	1,449,112	--
Bank Notes	1,335,816	--	1,335,816	--
Fixed-Income Funds	419,270,208	419,270,208	--	--
Preferred Securities	369,823	--	369,823	--
Money Market Funds	87,435,118	87,435,118	--	--
Purchased Swaptions	631,032	--	631,032	--
Total Investments in Securities:	$1,809,360,556	$506,705,326	$1,302,655,230	$--
Derivative Instruments:
Assets
Futures Contracts	$16,294	$16,294	$--	$--
Swaps	351,478	--	351,478	--
Total Assets	$367,772	$16,294	$351,478	$--
Liabilities
Futures Contracts	$(1,233)	$(1,233)	$--	$--
Swaps	(76,795)	--	(76,795)	--
Written Swaptions	(734,510)	--	(734,510)	--
Total Liabilities	$(812,538)	$(1,233)	$(811,305)	$--
Total Derivative Instruments:	$(444,766)	$15,061	$(459,827)	$--
Other Financial Instruments:
TBA Sale Commitments	$(49,571,786)	$--	$(49,571,786)	$--
Total Other Financial Instruments:	$(49,571,786)	$--	$(49,571,786)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(62,754)
Total Credit Risk	0	(62,754)
Interest Rate Risk
Futures Contracts(b)	16,294	(1,233)
Purchased Swaptions(c)	631,032	0
Swaps(d)	351,478	(14,041)
Written Swaptions(e)	0	(734,510)
Total Interest Rate Risk	998,804	(749,784)
Total Value of Derivatives	$998,804	$(812,538)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.9%
Cayman Islands	4.9%
United Kingdom	1.8%
Mexico	1.4%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,614,650) — See accompanying schedule: Unaffiliated issuers (cost $1,251,727,008)	$1,302,655,230
Fidelity Central Funds (cost $497,198,040)	506,705,326
Total Investment in Securities (cost $1,748,925,048)		$1,809,360,556
Segregated cash with brokers for derivative instruments		270,335
Cash		2
Receivable for investments sold		66,357,609
Receivable for premium on written options		589,190
Receivable for TBA sale commitments		49,557,912
Receivable for fund shares sold		2,105,382
Interest receivable		7,092,503
Distributions receivable from Fidelity Central Funds		8,070
Total assets		1,935,341,559
Liabilities
Payable for investments purchased
Regular delivery	$94,055,339
Delayed delivery	87,780,238
TBA sale commitments, at value	49,571,786
Payable for fund shares redeemed	2,706,232
Bi-lateral OTC swaps, at value	62,754
Accrued management fee	426,752
Payable for daily variation margin on futures contracts	16,908
Payable for daily variation margin on centrally cleared OTC swaps	31,893
Written options, at value (premium receivable $589,190)	734,510
Other payables and accrued expenses	13
Collateral on securities loaned	24,070,796
Total liabilities		259,457,221
Net Assets		$1,675,884,338
Net Assets consist of:
Paid in capital		$1,621,290,280
Total accumulated earnings (loss)		54,594,058
Net Assets		$1,675,884,338
Net Asset Value, offering price and redemption price per share ($1,675,884,338 ÷ 162,255,832 shares)		$10.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$51,469
Interest		15,346,428
Income from Fidelity Central Funds (including $7,296 from security lending)		7,387,183
Total income		22,785,080
Expenses
Management fee	$2,569,301
Independent trustees' fees and expenses	2,603
Miscellaneous	1,723
Total expenses before reductions	2,573,627
Expense reductions	(90)
Total expenses after reductions		2,573,537
Net investment income (loss)		20,211,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,463,173)
Fidelity Central Funds	594,830
Futures contracts	(190,461)
Swaps	(211,676)
Written options	(7,170)
Capital gain distributions from Fidelity Central Funds	3,756,143
Total net realized gain (loss)		(1,521,507)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,285,014)
Fidelity Central Funds	(934,261)
Futures contracts	14,310
Swaps	487,380
Written options	(179,289)
Delayed delivery commitments	(659)
Total change in net unrealized appreciation (depreciation)		(13,897,533)
Net gain (loss)		(15,419,040)
Net increase (decrease) in net assets resulting from operations		$4,792,503

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,211,543	$41,808,355
Net realized gain (loss)	(1,521,507)	56,776,986
Change in net unrealized appreciation (depreciation)	(13,897,533)	17,560,480
Net increase (decrease) in net assets resulting from operations	4,792,503	116,145,821
Distributions to shareholders	(81,400,966)	(43,557,910)
Share transactions
Proceeds from sales of shares	457,117,809	951,782,316
Reinvestment of distributions	81,386,432	43,557,910
Cost of shares redeemed	(433,621,457)	(765,011,880)
Net increase (decrease) in net assets resulting from share transactions	104,882,784	230,328,346
Total increase (decrease) in net assets	28,274,321	302,916,257
Net Assets
Beginning of period	1,647,610,017	1,344,693,760
End of period	$1,675,884,338	$1,647,610,017
Other Information
Shares
Sold	43,448,268	91,694,445
Issued in reinvestment of distributions	7,793,408	4,182,381
Redeemed	(41,248,918)	(73,704,153)
Net increase (decrease)	9,992,758	22,172,673

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond K6 Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.82	$10.34	$9.73	$10.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.124	.293	.315	.280	.061
Net realized and unrealized gain (loss)	(.097)	.494	.610	(.347)	.073
Total from investment operations	.027	.787	.925	(.067)	.134
Distributions from net investment income	(.127)	(.287)	(.315)	(.261)	(.064)
Distributions from net realized gain	(.390)	(.020)	–	(.012)	–
Total distributions	(.517)	(.307)	(.315)	(.273)	(.064)
Net asset value, end of period	$10.33	$10.82	$10.34	$9.73	$10.07
Total ReturnC,D	.26%	7.77%	9.72%	(.66)%	1.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%G
Expenses net of fee waivers, if any	.30%G	.30%	.30%	.30%	.30%G
Expenses net of all reductions	.30%G	.30%	.30%	.30%	.30%G
Net investment income (loss)	2.38%G	2.82%	3.20%	2.87%	2.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,675,884	$1,647,610	$1,344,694	$913,155	$493,245
Portfolio turnover rateH	164%G	167%	83%	44%	51%I

 A For the period May 25, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$81,809,211
Gross unrealized depreciation	(21,003,562)
Net unrealized appreciation (depreciation)	$60,805,649
Tax cost	$1,748,668,429

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(110,586)	$32,943
Total Credit Risk	(110,586)	32,943
Interest Rate Risk
Futures Contracts	(190,461)	14,310
Purchased Swaptions	(91,103)	(59,431)
Swaps	(101,090)	454,437
Written Swaptions	(7,170)	(179,289)
Total Interest Rate Risk	(389,824)	230,027
Totals	$(500,410)	$262,970

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	577,200,773	606,480,442

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Total Bond K6 Fund	$1,723

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond K6 Fund	$1,056	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $90.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Total Bond K6 Fund	.30%
Actual		$1,000.00	$1,002.60	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Total Bond K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TBDK6-SANN-0421
1.9884014.103

Fidelity® Series Government Bond Index Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2021

% of fund's investments
0.01 - 0.99%	44.6
1 - 1.99%	18.1
2 - 2.99%	21.6
3 - 3.99%	11.9
4 - 4.99%	0.3
5 - 5.99%	0.6
6 - 6.99%	0.4
7 - 7.99%	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2021
U.S. Treasury Obligations	95.0%
U.S. Government Agency Obligations	4.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 4.8%
Fannie Mae:
0.25% 7/10/23	$2,769,000	$2,772,642
0.25% 11/27/23	3,952,000	3,949,984
0.5% 6/17/25	3,135,000	3,122,884
0.625% 4/22/25	814,000	815,820
0.875% 8/5/30	572,000	539,790
1.375% 9/6/22	7,815,000	7,967,387
1.625% 1/7/25	15,000	15,667
1.875% 9/24/26	674,000	710,181
2% 10/5/22	5,000	5,150
2.125% 4/24/26	221,000	235,988
2.5% 2/5/24	690,000	734,259
2.625% 9/6/24	125,000	134,776
5.625% 7/15/37	163,000	246,887
6.25% 5/15/29	71,000	97,985
7.125% 1/15/30	6,000	8,847
Freddie Mac:
2.75% 6/19/23	11,000	11,646
6.25% 7/15/32	585,000	871,647
6.75% 9/15/29	185,000	266,844
6.75% 3/15/31	173,000	256,996
		22,765,380
U.S. Treasury Obligations - 95.0%
U.S. Treasury Bonds:
1.125% 5/15/40	1,491,000	1,280,862
1.125% 8/15/40	2,654,000	2,269,999
1.25% 5/15/50	1,501,000	1,212,175
1.375% 11/15/40	12,447,000	11,132,286
1.375% 8/15/50	1,859,000	1,551,975
1.625% 11/15/50	8,594,000	7,641,946
1.875% 2/15/41	1,964,000	1,921,958
1.875% 2/15/51	2,064,000	1,954,350
2% 2/15/50	2,463,000	2,399,212
2.25% 8/15/49	1,094,000	1,125,453
2.375% 11/15/49	175,000	184,939
2.5% 2/15/45	10,000	10,758
2.75% 8/15/47	1,961,000	2,218,305
2.875% 5/15/43	10,000	11,493
2.875% 8/15/45	66,000	75,910
2.875% 11/15/46	3,005,000	3,466,667
2.875% 5/15/49	1,675,000	1,953,609
3% 5/15/42	158,000	184,977
3% 11/15/44	135,000	158,235
3% 5/15/45	303,000	355,836
3% 11/15/45	732,000	860,529
3% 2/15/47	15,340,000	18,125,768
3% 5/15/47	808,000	955,492
3% 2/15/48	636,000	754,107
3% 8/15/48	519,000	616,495
3% 2/15/49	420,000	500,046
3.125% 2/15/43	137,000	163,619
3.125% 8/15/44	233,000	278,608
3.125% 5/15/48	2,743,000	3,326,530
3.375% 5/15/44	1,939,000	2,409,283
3.375% 11/15/48	3,238,000	4,113,651
3.625% 8/15/43	81,000	104,281
3.625% 2/15/44	600,000	773,531
3.75% 8/15/41	275,000	357,994
3.75% 11/15/43	6,095,000	7,993,021
3.875% 8/15/40	1,136,000	1,497,257
4.25% 11/15/40	92,000	127,136
4.5% 2/15/36 (a)	861,000	1,183,539
4.625% 2/15/40	189,000	272,020
4.75% 2/15/41	12,000	17,645
5% 5/15/37	1,801,000	2,630,937
5.25% 11/15/28	5,000	6,514
6.125% 8/15/29	443,000	618,573
U.S. Treasury Notes:
0.125% 5/31/22	877,000	877,137
0.125% 8/31/22	3,106,000	3,106,121
0.125% 9/30/22	534,000	534,042
0.125% 10/31/22	31,865,000	31,865,000
0.125% 11/30/22	9,182,000	9,182,000
0.125% 12/31/22	1,901,000	1,900,926
0.125% 2/28/23	13,081,000	13,078,445
0.125% 9/15/23	2,365,000	2,360,011
0.125% 12/15/23	26,666,000	26,572,252
0.25% 4/15/23	2,872,000	2,877,609
0.25% 5/31/25	1,615,000	1,593,235
0.25% 6/30/25	22,437,000	22,110,962
0.25% 7/31/25	1,954,000	1,923,850
0.25% 8/31/25	380,000	373,602
0.25% 9/30/25	448,000	440,020
0.25% 10/31/25	2,642,000	2,592,359
0.375% 3/31/22	8,959,000	8,983,497
0.375% 4/30/25	3,668,000	3,641,780
0.375% 11/30/25	498,000	490,939
0.375% 12/31/25	13,114,000	12,914,216
0.375% 7/31/27	16,902,000	16,226,580
0.375% 9/30/27	1,396,000	1,335,634
0.5% 3/15/23	95,000	95,679
0.5% 3/31/25	202,000	201,787
0.5% 2/28/26	8,512,000	8,422,890
0.5% 4/30/27	2,917,000	2,834,390
0.5% 6/30/27	2,645,000	2,563,274
0.5% 8/31/27	3,933,000	3,799,032
0.625% 3/31/27	1,366,000	1,339,427
0.625% 11/30/27	1,727,000	1,675,460
0.625% 12/31/27	2,957,000	2,865,518
0.625% 5/15/30	1,227,000	1,149,306
0.625% 8/15/30	12,225,000	11,413,184
0.875% 11/15/30 (a)	2,949,000	2,811,687
1.125% 2/28/25	827,000	847,094
1.125% 2/15/31	3,268,000	3,187,832
1.25% 7/31/23	624,000	639,941
1.25% 8/31/24	2,896,000	2,982,541
1.375% 2/15/23	687,000	703,638
1.375% 1/31/25	66,000	68,256
1.375% 8/31/26	3,658,000	3,764,311
1.5% 8/15/22	2,743,000	2,798,181
1.5% 9/15/22	5,088,000	5,195,723
1.5% 1/15/23	3,496,000	3,585,312
1.5% 9/30/24	1,066,000	1,107,308
1.5% 10/31/24	641,000	665,864
1.5% 11/30/24	4,483,000	4,657,242
1.5% 8/15/26	192,000	198,848
1.5% 2/15/30	5,634,000	5,719,390
1.625% 8/31/22	585,000	598,140
1.625% 11/15/22	211,000	216,382
1.625% 12/15/22	4,336,000	4,452,191
1.625% 2/15/26	10,000	10,446
1.625% 5/15/26	222,000	231,713
1.625% 9/30/26	199,000	207,356
1.625% 8/15/29 (a)	678,000	697,678
1.75% 6/30/22	207,000	211,536
1.75% 7/15/22	2,004,000	2,048,777
1.75% 1/31/23	2,671,000	2,753,634
1.75% 6/30/24	1,098,000	1,148,825
1.75% 7/31/24	720,000	753,750
1.75% 12/31/24	1,000	1,049
1.75% 11/15/29	261,000	271,032
1.875% 7/31/26	105,000	110,919
2% 7/31/22	198,000	203,252
2% 10/31/22	1,355,000	1,397,238
2% 11/30/22	242,000	249,884
2% 5/31/24	1,618,000	1,705,157
2% 2/15/25	56,000	59,294
2% 8/15/25	422,000	447,979
2% 11/15/26	2,382,000	2,530,224
2.125% 5/15/22	655,000	670,966
2.125% 12/31/22	69,000	71,509
2.125% 3/31/24	2,417,000	2,552,295
2.125% 5/15/25	734,000	782,369
2.25% 4/15/22	3,309,000	3,388,623
2.25% 4/30/24	2,642,000	2,802,790
2.25% 11/15/24	196,000	209,085
2.25% 12/31/24	24,000	25,626
2.25% 2/15/27	1,829,000	1,969,962
2.25% 8/15/27	1,597,000	1,720,268
2.25% 11/15/27	1,198,000	1,290,003
2.375% 3/15/22	1,508,000	1,543,520
2.375% 1/31/23	92,000	95,950
2.375% 2/29/24	6,467,000	6,870,935
2.375% 8/15/24	200,000	213,750
2.375% 4/30/26	626,000	677,474
2.375% 5/15/27	2,224,000	2,413,561
2.375% 5/15/29	1,105,000	1,202,508
2.5% 3/31/23	67,000	70,282
2.5% 1/31/24	7,562,000	8,051,758
2.5% 5/15/24	200,000	214,023
2.5% 2/28/26	1,670,000	1,816,647
2.625% 2/28/23	122,000	128,024
2.625% 6/30/23	4,568,000	4,829,054
2.625% 12/31/23	223,000	237,913
2.625% 3/31/25	1,463,000	1,587,241
2.625% 12/31/25	1,867,000	2,039,625
2.625% 1/31/26	998,000	1,091,095
2.625% 2/15/29	1,051,000	1,163,408
2.75% 5/31/23	237,000	250,702
2.75% 7/31/23	425,000	451,214
2.75% 8/31/23	23,000	24,460
2.75% 11/15/23	202,000	215,714
2.75% 2/28/25	40,000	43,572
2.75% 6/30/25	1,403,000	1,533,380
2.75% 8/31/25	17,000	18,611
2.75% 2/15/28	1,629,000	1,809,335
2.875% 9/30/23	2,531,000	2,704,413
2.875% 10/31/23	36,000	38,533
2.875% 11/30/23	870,000	932,769
2.875% 4/30/25	4,817,000	5,279,695
2.875% 5/31/25	104,000	114,132
2.875% 7/31/25	3,667,000	4,031,695
2.875% 11/30/25	629,000	694,062
2.875% 5/15/28	3,099,000	3,473,906
2.875% 8/15/28	12,355,000	13,869,935
3% 9/30/25	5,763,000	6,379,371
3% 10/31/25	3,689,000	4,088,161
3.125% 11/15/28	2,861,000	3,268,022
		448,329,255
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $471,403,121)		471,094,635
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.07% (b)	8,321,259	$8,322,923
Fidelity Securities Lending Cash Central Fund 0.08% (b)(c)	3,521,909	3,522,261
TOTAL MONEY MARKET FUNDS
(Cost $11,845,184)		11,845,184
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $483,248,305)		482,939,819
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(10,886,951)
NET ASSETS - 100%		$472,052,868

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,741
Fidelity Securities Lending Cash Central Fund	1,582
Total	$5,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$471,094,635	$--	$471,094,635	$--
Money Market Funds	11,845,184	11,845,184	--	--
Total Investments in Securities:	$482,939,819	$11,845,184	$471,094,635	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,460,152) — See accompanying schedule: Unaffiliated issuers (cost $471,403,121)	$471,094,635
Fidelity Central Funds (cost $11,845,184)	11,845,184
Total Investment in Securities (cost $483,248,305)		$482,939,819
Cash		33,684
Receivable for investments sold		5,726,992
Receivable for fund shares sold		20,340,790
Interest receivable		1,348,467
Distributions receivable from Fidelity Central Funds		887
Total assets		510,390,639
Liabilities
Payable for investments purchased	$34,745,242
Payable for fund shares redeemed	68,276
Distributions payable	3
Other payables and accrued expenses	1,989
Collateral on securities loaned	3,522,261
Total liabilities		38,337,771
Net Assets		$472,052,868
Net Assets consist of:
Paid in capital		$472,331,639
Total accumulated earnings (loss)		(278,771)
Net Assets		$472,052,868
Net Asset Value, offering price and redemption price per share ($472,052,868 ÷ 44,366,707 shares)		$10.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$1,712,658
Income from Fidelity Central Funds (including $1,582 from security lending)		5,323
Total income		1,717,981
Expenses
Custodian fees and expenses	$2,467
Independent trustees' fees and expenses	376
Miscellaneous	244
Total expenses before reductions	3,087
Expense reductions	(2)
Total expenses after reductions		3,085
Net investment income (loss)		1,714,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	317,448
Fidelity Central Funds	(369)
Total net realized gain (loss)		317,079
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,115,291)
Fidelity Central Funds	360
Total change in net unrealized appreciation (depreciation)		(13,114,931)
Net gain (loss)		(12,797,852)
Net increase (decrease) in net assets resulting from operations		$(11,082,956)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,714,896	$3,389,094
Net realized gain (loss)	317,079	3,423,098
Change in net unrealized appreciation (depreciation)	(13,114,931)	6,115,695
Net increase (decrease) in net assets resulting from operations	(11,082,956)	12,927,887
Distributions to shareholders	(5,372,846)	(3,866,118)
Share transactions
Proceeds from sales of shares	267,783,724	151,786,045
Reinvestment of distributions	5,372,846	3,865,675
Cost of shares redeemed	(25,162,355)	(62,239,743)
Net increase (decrease) in net assets resulting from share transactions	247,994,215	93,411,977
Total increase (decrease) in net assets	231,538,413	102,473,746
Net Assets
Beginning of period	240,514,455	138,040,709
End of period	$472,052,868	$240,514,455
Other Information
Shares
Sold	24,764,164	13,845,579
Issued in reinvestment of distributions	489,163	354,402
Redeemed	(2,296,632)	(5,622,543)
Net increase (decrease)	22,956,695	8,577,438

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$10.76	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.068	.197	.239	.010
Net realized and unrealized gain (loss)	(.419)	.504	.782	–C
Total from investment operations	(.351)	.701	1.021	.010
Distributions from net investment income	(.069)	(.200)	(.261)	(.010)
Distributions from net realized gain	(.170)	(.031)	–	–
Total distributions	(.239)	(.231)	(.261)	(.010)
Net asset value, end of period	$10.64	$11.23	$10.76	$10.00
Total ReturnD,E	(3.18)%	6.60%	10.40%	.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %H,I
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %H,I
Expenses net of all reductions	- %H,I	- %I	- %I	- %H,I
Net investment income (loss)	1.25%H	1.80%	2.37%	2.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$472,053	$240,514	$138,041	$1,491
Portfolio turnover rateJ	19%H	37%	59%	4%K

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,170,745
Gross unrealized depreciation	(7,512,036)
Net unrealized appreciation (depreciation)	$(341,291)
Tax cost	$483,281,110

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Government Bond Index Fund	$244

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Government Bond Index Fund	$181	$–	$–

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $2 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Series Government Bond Index Fund	–%C
Actual		$1,000.00	$968.20	$–D
Hypothetical-E		$1,000.00	$1,024.79	$–D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through December 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XGB-SANN-0421
1.9891226.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021